united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-23611

James Alpha Funds Trust

(Exact name of registrant as specified in charter)

515 Madison Avenue, 24th Floor, New York, NY 10022

(Address of principal executive offices) (Zip code)

Emile R. Molineaux, Gemini Fund Services, LLC

80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 623-266-4567

Date of fiscal year end: 11/30

Date of reporting period: 5/31/2021

Item 1. Reports to Stockholders.

Class A, C, I and R6 Shares

SEMI-ANNUAL REPORT
As Of May 31, 2021

THIS REPORT IS AUTHORIZED FOR DISTRIBUTION ONLY TO SHAREHOLDERS
AND TO OTHERS WHO HAVE RECEIVED A COPY OF THE PROSPECTUS.

James Alpha EHS Fund
PORTFOLIO REVIEW (Unaudited)
May 31, 2021

The Fund’s performance figures* for each of the periods ended May 31, 2021, compared to its benchmarks:

			Annualized	Annualized
	6 Month Return	1 Year Return	3 Year Return	Since Inception*
Class I	12.68%	37.83%	10.41%	10.71%
Class R6	12.94%	38.39%	10.67%	10.94%
HFRI Equity Hedge Total Index(a)	17.67%	39.17%	10.72%	10.37%

Performance data quoted above is historical. Past performance does not guarantee future results and current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate, so that shares when redeemed, may be worth more or less than their original cost. For more performance numbers current to the most recent month-end please call (800) 807-FUND. The total operating expense ratio as stated in the fee table to the Portfolio’s prospectus dated March 22, 2021, is 4.96% and 4.53% for the I and R6 Classes, respectively.

(a)	HFRI Equity Hedge Total Index: Investment Managers who maintain positions both long and short in primarily equity and equity derivative securities. A wide variety of investment processes can be employed to arrive at an investment decision, including both quantitative and fundamental techniques; strategies can be broadly diversified or narrowly focused on specific sectors and can range broadly in terms of levels of net exposure, leverage employed, holding period, concentrations of market capitalizations and valuation ranges of typical portfolios. EH managers would typically maintain at least 50% exposure to, and may in some cases be entirely invested in, equities, both long and short.

*	Inception date is August 18, 2017.

Top 10 Holdings by Industry	% of Net Assets
Equity	88.3%
Fixed Income	4.5%
Alternative	2.9%
Commodity	0.4%
Specialty Finance	0.1%
Other/Cash & Equivalents	3.8%
100.0%

Please refer to the Portfolio of Investments for a more detailed breakdown of the Fund’s assets.

James Alpha Event Driven Fund
PORTFOLIO REVIEW (Unaudited)
May 31, 2021

The Fund’s performance figures* for each of the periods ended May 31, 2021, compared to its benchmarks:

			Annualized	Annualized
	6 Month Return	1 Year Return	3 Year Return	Since Inception*
Class I	10.08%	27.12%	6.19%	5.78%
Class R6	10.51%	27.78%	6.57%	6.07%
HFRI Event Driven Total Index(a)	16.36%	33.98%	8.09%	7.40%

Performance data quoted above is historical. Past performance does not guarantee future results and current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate, so that shares when redeemed, may be worth more or less than their original cost. For more performance numbers current to the most recent month-end please call (800) 807-FUND. The total operating expense ratio as stated in the fee table to the Portfolio’s prospectus dated March 22, 2021, is 3.34% and 3.33% for the I and R6 Classes, respectively.

(a)	HFRI Event-Driven Total Index: Investment Managers who maintain positions in companies currently or prospectively involved in corporate transactions of a wide variety including but not limited to mergers, restructurings, financial distress, tender offers, shareholder buybacks, debt exchanges, security issuance or other capital structure adjustments. Security types can range from most senior in the capital structure to most junior or subordinated, and frequently involve additional derivative securities. Event Driven exposure includes a combination of sensitivities to equity markets, credit markets and idiosyncratic, company specific developments. Investment theses are typically predicated on fundamental characteristics (as opposed to quantitative), with the realization of the thesis predicated on a specific development exogenous to the existing capital structure.

*	Inception date is August 18, 2017.

Top 10 Holdings by Industry	% of Net Assets
Equity	32.6%
Fixed Income	27.0%
Alternative	18.9%
Commodity	0.8%
Other/Cash & Equivalents	20.7%
100.0%

Please refer to the Portfolio of Investments for a more detailed breakdown of the Fund’s assets.

James Alpha Family Office Fund
PORTFOLIO REVIEW (Unaudited)
May 31, 2021

The Fund’s performance figures* for each of the periods ended May 31, 2021, compared to its benchmarks:

			Annualized	Annualized
	6 Month Return	1 Year Return	3 Year Return	Since Inception*
Class I	14.54%	33.03%	9.07%	8.56%
Class R6	14.67%	33.40%	9.42%	8.99%
Dow Jones Moderate Portfolio Index(a)	10.00%	26.62%	10.11%	9.82%

Performance data quoted above is historical. Past performance does not guarantee future results and current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate, so that shares when redeemed, may be worth more or less than their original cost. For more performance numbers current to the most recent month-end please call (800) 807-FUND. The total operating expense ratio as stated in the fee table to the Portfolio’s prospectus dated March 22, 2021, is 2.56% and 2.56% for the I and R6 Classes, respectively.

(a)	The Dow Jones Moderate Portfolio Index is a member of the Relative Risk Index Series and designed to measure a total portfolio of stocks, bonds, and cash, allocated to represent an investor’s desired risk profile. The Dow Jones Moderate Portfolio Index risk level is set to 60% of the Dow Jones Global Stock CMAC Index’s downside risk (past 36 months).

*	Inception date is June 30, 2017.

Top 10 Holdings by Industry	% of Net Assets
Equity	76.9%
Fixed Income	19.5%
Commodity	2.1%
Other/Cash & Equivalents	1.5%
100.0%

Please refer to the Portfolio of Investments for a more detailed breakdown of the Fund’s assets.

James Alpha Relative Value Fund
PORTFOLIO REVIEW (Unaudited)
May 31, 2021

The Fund’s performance figures* for each of the periods ended May 31, 2021, compared to its benchmarks:

			Annualized	Annualized
	6 Month Return	1 Year Return	3 Year Return	Since Inception*
Class I	4.42%	16.09%	6.22%	5.41%
Class R6	4.68%	16.65%	6.56%	5.71%
HFRI Relative Value Total Index(a)	8.02%	16.61%	4.77%	4.62%

Performance data quoted above is historical. Past performance doe2.69s not guarantee future results and current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate, so that shares when redeemed, may be worth more or less than their original cost. For more performance numbers current to the most recent month-end please call (800) 807-FUND. The total operating expense ratio as stated in the fee table to the Portfolio’s prospectus dated March 22, 2021, is 3.27% and 3.26% for the I and R6 Classes, respectively.

(a)	HFRI Relative Value Total Index: Investment Managers who maintain positions in which the investment thesis is predicated on realization of a valuation discrepancy in the relationship between multiple securities. Managers employ a variety of fundamental and quantitative techniques to establish investment theses, and security types range broadly across equity, fixed income, derivative or other security types. Fixed income strategies are typically quantitatively driven to measure the existing relationship between instruments and, in some cases, identify attractive positions in which the risk adjusted spread between these instruments represents an attractive opportunity for the investment manager. RV position may be involved in corporate transactions also, but as opposed to ED exposures, the investment thesis is predicated on realization of a pricing discrepancy between related securities, as opposed to the outcome of the corporate transaction.

*	Inception date is August 18, 2017.

Top 10 Holdings by Industry	% of Net Assets
Fixed Income	68.7%
Equity	9.3%
Commodity	3.5%
Alternative	2.5%
Other/Cash & Equivalents	16.0%
100.0%

Please refer to the Portfolio of Investments for a more detailed breakdown of the Fund’s assets.

James Alpha Total Hedge Portfolio
PORTFOLIO REVIEW (Unaudited)
May 31, 2021

The Fund’s performance figures* for each of the periods ended May 31, 2021, compared to its benchmarks:

			Annualized	Annualized
	6 Month Return	1 Year Return	3 Year Return	Since Inception*
Class I	9.71%	25.63%	7.52%	7.07%
Class R6	9.92%	26.14%	7.81%	7.29%
HRFI Fund Weighted Composite Index(a)	14.76%	29.64%	8.44%	8.03%

Performance data quoted above is historical. Past performance does not guarantee future results and current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate, so that shares when redeemed, may be worth more or less than their original cost. For more performance numbers current to the most recent month-end please call (800) 807-FUND. The total operating expense ratio as stated in the fee table to the Portfolio’s prospectus dated March 22, 2021, is 2.69% and 2.69% for the I and R6 Classes, respectively.

(a)	The HFRI Fund Weighted Composite Index is a global, equal-weighted index of appx. 1,900 single-manager funds that report to HFR Database. Constituent funds report monthly net of all fees performance in US Dollar and have a minimum of $50 Million under management or a twelve (12) month track record of active performance. The HFRI Fund Weighted Composite Index does not include Funds of Hedge Funds.

*	Inception date is June 30, 2017.

Top 10 Holdings by Industry	% of Net Assets
Equity	52.9%
Fixed Income	30.3%
Alternative	7.1%
Commodity	2.0%
Mixed Allocation	0.5%
Other/Cash & Equivalents	7.2%
100.0%

Please refer to the Portfolio of Investments for a more detailed breakdown of the Fund’s assets.

James Alpha Structured Credit Value Fund
PORTFOLIO REVIEW (Unaudited)
May 31, 2021

The Fund’s performance figures* for each of the periods ended May 31, 2021, compared to its benchmarks:

			Annualized
	6 Month Return	1 Year Return	Since Inception*
Class A	4.25%	14.64%	10.12%
Class A With Load	(1.72)%	8.07%	7.80%
Class C	3.88%	13.74%	8.79%
Class I	4.39%	14.84%	9.60%
Class R6	4.63%	15.33%	10.03%
Bloomberg Barclays US Aggregate Bond Index(a)	(2.16)%	(0.40)%	5.26%

Performance data quoted above is historical. Past performance does not guarantee future results and current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate, so that shares when redeemed, may be worth more or less than their original cost. For more performance numbers current to the most recent month-end please call (800) 807-FUND. The total operating expense ratio as stated in the fee table to the Portfolio’s prospectus dated March 22, 2021, is 1.80%, 2.60%, 1.58%%, and 1.59% for the A, C, I and R6 Classes, respectively.

(a)	The Barclays Aggregate Bond Index is an unmanaged index which represents the U.S. investmen-grade fixed-rate bond market (including government and corporate securities, mortgage pass-through securities and asset-backed securities). Investors cannot invest directly in an index or benchmark.

*	Inception date is August 21, 2018.

Top 10 Holdings by Industry	% of Net Assets
CMO	31.4%
Non Agency CMBS	12.5%
CLO	8.4%
CDO	6.9%
Banking	6.3%
Institutional Financial Services	6.1%
U.S. Treasury Bills	6.0%
Specialty Finance	4.5%
Home Equity	3.8%
Residential Mortgage	1.9%
Other/Cash & Equivalents	12.2%
100.0%

Please refer to the Portfolio of Investments for a more detailed breakdown of the Fund’s assets.

JAMES ALPHA EHS FUND
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2021

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 93.6%
	ALTERNATIVE - 0.3%
209	AlphaClone Alternative Alpha ETF	$16,163

	COMMODITY - 0.4%
122	SPDR Gold Shares(a)	21,762

	EQUITY - 88.3%
1,004	AdvisorShares Dorsey Wright ADR ETF	66,559
1	AdvisorShares STAR Global Buy-Write ETF	39
143	Alerian MLP ETF	4,911
449	ALPS Medical Breakthroughs ETF(a)	20,928
33	ARK Innovation ETF	3,699
384	Columbia India Consumer ETF	20,546
802	Consumer Discretionary Select Sector SPDR Fund	138,618
130	Energy Select Sector SPDR Fund	6,787
51	First Trust Dow Jones Internet Index Fund(a)	11,516
3,177	First Trust Financial AlphaDEX Fund	144,808
416	Global X MSCI China Consumer Discretionary ETF	13,815
254	Global X MSCI Nigeria ETF	3,068
9	Invesco DWA Consumer Cyclicals Momentum ETF	808
178	Invesco DWA Healthcare Momentum ETF(a)	27,629
524	Invesco S&P 500 Pure Value ETF	42,187
1,990	Invesco S&P SmallCap Energy ETF	14,209
456	Invesco S&P SmallCap Health Care ETF(a)	84,620
595	Invesco S&P SmallCap Information Technology ETF	80,914
20	Invesco S&P SmallCap Utilities & Communication	1,312
4	Invesco Water Resources ETF	212
155	iShares China Large-Cap ETF	7,167
377	iShares Edge MSCI Europe Momentum Factor UCITS ETF(a)	4,133
391	iShares Expanded Tech-Software Sector ETF	140,330
3	iShares Global Timber & Forestry ETF	274
454	iShares Latin America 40 ETF	13,906
1,504	iShares Micro-Cap ETF	224,968
195	iShares MSCI Brazil ETF	7,587
641	iShares MSCI China Small-Cap ETF	36,197

See accompanying notes to financial statements.

JAMES ALPHA EHS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2021

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 93.6% (Continued)
	EQUITY - 88.3% (Continued)
283	iShares MSCI EAFE ETF	$22,875
265	iShares MSCI Emerging Markets ETF	14,541
834	iShares MSCI Emerging Markets Small-Cap ETF	51,174
1,424	iShares MSCI Frontier and Sele	45,767
1,844	iShares MSCI India Small-Cap ETF	96,911
34	iShares MSCI Ireland ETF	2,041
495	iShares MSCI Japan ETF	33,947
27	iShares MSCI Japan Small-Cap ETF	2,162
39	iShares MSCI Poland ETF	879
237	iShares MSCI South Africa ETF	12,582
195	iShares MSCI Taiwan ETF	12,160
176	iShares MSCI Thailand ETF	14,284
1,036	iShares MSCI UAE ETF	15,395
150	iShares MSCI United Kingdom ETF	5,069
1,426	iShares MSCI United Kingdom Small-Cap ETF	70,673
849	iShares Nasdaq Biotechnology ETF	129,006
1,084	iShares Russell 1000 Growth ETF	277,657
399	iShares Russell 1000 Value ETF	64,291
1,072	iShares Russell 2000 ETF	241,736
1,804	iShares Russell 2000 Growth ETF	537,846
1,704	iShares Russell 2000 Value ETF	285,472
2,370	iShares Russell Mid-Cap Growth ETF	251,410
1,625	iShares Russell Mid-Cap Value ETF	189,654
804	iShares S&P/TSX SmallCap Index ETF	13,258
92	iShares STOXX Europe 600 Utilities UCITS ETF DE	4,368
12	iShares U.S. Consumer Services ETF	920
123	iShares U.S. Financial Services ETF	23,166
38	iShares U.S. Healthcare Providers ETF	10,312
82	iShares US Financials ETF	6,759
124	iShares US Pharmaceuticals ETF	22,866
495	KraneShares CSI China Internet ETF	34,848
563	Materials Select Sector SPDR Fund	49,127
33	SPDR EURO STOXX 50 ETF	1,604
1,749	SPDR S&P Emerging Asia Pacific ETF	233,789

See accompanying notes to financial statements.

JAMES ALPHA EHS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2021

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 93.6% (Continued)
	EQUITY - 88.3% (Continued)
71	SPDR S&P Oil & Gas Exploration & Production ETF	$6,324
87	SPDR S&P Regional Banking ETF	6,150
3,233	VanEck Vectors Africa Index ETF	73,001
1,494	VanEck Vectors Brazil Small-Cap ETF	34,885
2,004	VanEck Vectors ChinaAMC SME-Ch	104,375
38	VanEck Vectors Israel ETF	1,777
73	VanEck Vectors Low Carbon Energy ETF	10,955
1	VanEck Vectors Rare Earth/Strategic Metals ETF	84
1,051	VanEck Vectors Russia ETF	29,565
473	VanEck Vectors Russia Small-Cap ETF	17,625
197	VanEck Vectors Semiconductor ETF	49,090
75	VanEck Vectors Unconventional Oil & Gas ETF	9,026
1,177	VanEck Vectors Vietnam ETF	23,163
183	Vanguard FTSE Canadian High Dividend Yield Index	6,029
2,504	Vanguard FTSE Emerging Markets ETF	134,916
1,002	Vanguard Total World Stock ETF	103,116
629	WisdomTree Emerging Markets SmallCap Dividend Fund	33,972
211	WisdomTree Europe SmallCap Dividend Fund	16,120
1,583	WisdomTree Japan Hedged SmallCap Equity Fund	69,065
1,360	Xtrackers Harvest CSI 300 China A-Shares ETF	57,283
266	Xtrackers Harvest CSI 500 China A-Shares ETF	10,151
183	Xtrackers MSCI All China Equity ETF	8,498
		4,705,466
	FIXED INCOME - 4.5%
493	Invesco Financial Preferred ETF	9,362
1,096	iShares Preferred & Income Securities ETF	42,580
2,232	SPDR Bloomberg Barclays Convertible Securities ETF	188,090
		240,032
	SPECIALTY - 0.1%
47	ProShares Short VIX Short-Term Futures ETF(a)	2,437

	TOTAL EXCHANGE-TRADED FUNDS (Cost $4,581,092)	4,985,860

See accompanying notes to financial statements.

JAMES ALPHA EHS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2021

Shares		Fair Value
	EXCHANGE-TRADEDNOTES — 0.0%
	SPECIALTY - 0.0%
7	iPath Series B S&P 500 VIX Short-Term Futures ETN(a)	$243

	TOTAL EXCHANGE-TRADED NOTES (Cost $742)	243

	OPEN END FUNDS — 2.6%
	ALTERNATIVE - 2.6%
12,422	James Alpha Managed Risk Domestic Equity Portfolio, Class R6	140,124

	TOTAL OPEN END FUNDS (Cost $140,000)	140,124

	TOTAL INVESTMENTS - 96.2% (Cost $4,721,834)	$5,126,227
	OTHER ASSETS IN EXCESS OF LIABILITIES - 3.8%	204,769
	NET ASSETS - 100.0%	$5,330,966

EAFE - Europe, Australasia and Far East

ETF - Exchange-Traded Fund

MSCI - Morgan Stanley Capital International

SPDR - Standard & Poor’s Depositary Receipt

(a)	Non-income producing security.

					Unrealized
Foreign Currency	Settlement Date	Counterparty	Local Currency	U.S. Dollar Value	Appreciation/(Depreciation)
To Buy:
Australian Dollar	06/24/2021	Brown Brothers Harriman	8,506	$6,558	$(78)
British Pound	06/24/2021	Brown Brothers Harriman	31,568	44,760	(36)
Mexican Peso	06/24/2021	Brown Brothers Harriman	72,148	3,606	(15)
				$54,924	$(129)

To Sell:
Canadian Dollar	06/24/2021	Brown Brothers Harriman	35,697	$29,550	$37
Euro	06/24/2021	Brown Brothers Harriman	96,346	117,414	458
Japanese Yen	06/24/2021	Brown Brothers Harriman	5,914,506	53,790	541
				$200,754	$1,036

Total					$907

See accompanying notes to financial statements.

JAMES ALPHA EHS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2021

	TOTAL RETURN SWAPS - 0.0%
							Unrealized
							Appreciation/
Notional Amount	Reference Entity	Shares	Counterparty	Maturity Date	Pay/Receive Fixed Rate	Variable Rate	(Depreciation)
157,152	S&P 500 Equal Weighted Index	26	Goldman Sachs	5/20/2022	Pay	0.6053	$—
330,615	S&P 500 Equal Weighted Index	55	Goldman Sachs	5/20/2022	Pay	0.5993	—
							$—

TOTAL RETURN SWAP - (0.0)%
Unrealized
Depreciation
The Goldman Sachs Calls-vs-Calls US Series 2 Total Return Strategy is designed to extract dislocated call premiums from S&P 500 constituents; the strategy sells call options on a daily basis across top 100 constituents of the SPX where the term structure is most inverted. The stocks are picked with constraints on leverage, beta towards SPX and tracking error. The strategy also purchases an ATM call option on SPX to mitigate market risk. The number of shares is 954 and requires the fund to pay interest at the rate of 0.20% on the Notional Value outstanding. The swap became effective on May 28, 2021 and expires on February 4, 2022. (Notional Value $118,000)	$—
$—
TOTAL RETURN SWAP - (0.0)%
The Goldman Sachs Intraday Momentum ES Series 1 Excess Return Strategy aims to capture intraday trend risk premium on the S&P 500. There is empirical evidence that the returns in the earlier part of the day tend to continue in the same direction in the subsequent part of the day, across several markets, including equities. The strategy attempts to monetize this historical tendency for intraday trends from the previous close to extend unto the following close: 1) Every day after the open, the strategy buys futures if markets are rising since the previous close; conversely, it sells futures if markets are falling since previous close. 2) The strategy monitors market moves every 30-minutes to reactively modify its positioning if a new trend appears. 3) All positions are exited at the close. The number of shares is 1,019 and requires the fund to pay interest at the rate of 0.20% on the Notional Value outstanding. The swap became effective on May 3, 2021 and expired on February 4, 2022. (Notional Value $117,473)	$(227)
$(227)

TOTAL RETURN SWAP - (0.0)%
Goldman Sachs Long Gamma US Series 10 Excess Return Strategy attempts to provide protection in tail scenarios through a levered position in delta-hedged put options. The strategy buys 12m 10- delta S&P Put options and delta-hedges them to attempt to neutralize the inherent short market exposure in typical markets. The strategy takes a long position in volatility and is best-positioned for left- tail events with very high realized volatility. The number of shares is 839 and requires the fund to pay interest at the rate of 0.20% on the Notional Value outstanding. The swap became effective on May 3, 2021 and expired on February 4, 2022. (Notional Value $117,735)	$(572)
$(572)

TOTAL RETURN SWAP - (0.0)%
The Goldman Sachs Systematic Skew US Series 1D Total Return Strategy is designed to capture the spot-volatility covariance risk premium in equity markets, while minimizing exposure to volatility risk. The strategy sells 3m 15d puts and buys 3m 40d calls (delta and gamma hedged) that target a constant exposure to skew, with performance driven by Vanna. The strategy also buys 5d tail puts for added risk management. The number of shares is 872 and requires the fund to pay interest at the rate of 0.20% on the Notional Value outstanding. The swap became effective on May 28, 2021 and expired on February 4, 2022. (Notional Value $118,000)	$—
$—

See accompanying notes to financial statements.

JAMES ALPHA EHS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2021

Goldman Sachs Calls-vs-Calls US Series 2 Total Return Strategy Top 50 Holdings

PURCHASED CALL OPTIONS

Number of Contracts	Open Purchased Call Options	Counterparty	Notional Value at May 31, 2021	Expiration	Exercise Price	Market Value
0	S&P 500 Index	Goldman Sachs	1,977	6/18/2021	$3,910	$140
1	S&P 500 Index	Goldman Sachs	2,906	6/18/2021	$3,915	202
1	S&P 500 Index	Goldman Sachs	2,722	6/18/2021	$3,970	155
1	S&P 500 Index	Goldman Sachs	5,460	6/18/2021	$3,975	305
1	S&P 500 Index	Goldman Sachs	4,995	6/18/2021	$4,065	181
0	S&P 500 Index	Goldman Sachs	1,757	6/18/2021	$4,080	58
0	S&P 500 Index	Goldman Sachs	1,786	6/18/2021	$4,095	54
3	S&P 500 Index	Goldman Sachs	10,909	6/18/2021	$4,115	283
1	S&P 500 Index	Goldman Sachs	2,877	7/16/2021	$4,125	93
0	S&P 500 Index	Goldman Sachs	1,758	8/20/2021	$4,130	70
2	S&P 500 Index	Goldman Sachs	9,416	6/18/2021	$4,135	226
0	S&P 500 Index	Goldman Sachs	1,821	6/18/2021	$4,140	42
1	S&P 500 Index	Goldman Sachs	3,588	7/16/2021	$4,150	109
1	S&P 500 Index	Goldman Sachs	4,502	6/18/2021	$4,155	100
0	S&P 500 Index	Goldman Sachs	1,893	6/18/2021	$4,160	40
1	S&P 500 Index	Goldman Sachs	3,361	7/16/2021	$4,165	96
1	S&P 500 Index	Goldman Sachs	4,742	6/18/2021	$4,170	92
2	S&P 500 Index	Goldman Sachs	7,467	6/18/2021	$4,175	137
4	S&P 500 Index	Goldman Sachs	15,110	6/18/2021	$4,180	265
2	S&P 500 Index	Goldman Sachs	6,712	7/16/2021	$4,185	169
1	S&P 500 Index	Goldman Sachs	3,374	8/20/2021	$4,190	112
2	S&P 500 Index	Goldman Sachs	7,883	6/18/2021	$4,195	131
1	S&P 500 Index	Goldman Sachs	3,731	6/18/2021	$4,200	59
1	S&P 500 Index	Goldman Sachs	3,545	7/16/2021	$4,205	84
0	S&P 500 Index	Goldman Sachs	2,034	8/20/2021	$4,210	64
1	S&P 500 Index	Goldman Sachs	5,218	6/18/2021	$4,230	78
1	S&P 500 Index	Goldman Sachs	2,490	7/16/2021	$4,120	57
2	S&P 500 Index	Goldman Sachs	9,222	6/18/2021	$4,130	130
1	S&P 500 Index	Goldman Sachs	3,536	7/16/2021	$4,140	78
4	S&P 500 Index	Goldman Sachs	18,512	6/18/2021	$4,160	247
1	S&P 500 Index	Goldman Sachs	3,668	6/18/2021	$4,170	46
2	S&P 500 Index	Goldman Sachs	8,784	7/16/2021	$4,175	179
1	S&P 500 Index	Goldman Sachs	3,203	8/20/2021	$4,180	92
3	S&P 500 Index	Goldman Sachs	13,138	6/18/2021	$4,190	155
2	S&P 500 Index	Goldman Sachs	9,887	6/18/2021	$4,200	110
3	S&P 500 Index	Goldman Sachs	14,290	7/16/2021	$4,120	270
2	S&P 500 Index	Goldman Sachs	6,363	8/20/2021	$4,160	173
1	S&P 500 Index	Goldman Sachs	5,309	6/18/2021	$4,170	55
1	S&P 500 Index	Goldman Sachs	3,292	6/18/2021	$4,190	32
1	S&P 500 Index	Goldman Sachs	4,322	6/18/2021	$4,200	31
						5,000

WRITTEN CALL OPTIONS

Number of Contracts	Open Written Call Options	Counterparty	Notional Value at May 31, 2021	Expiration	Exercise Price	Market Value
15	Apple, Inc.	Goldman Sachs	1,916	6/18/2021	$125	3
20	Apple, Inc.	Goldman Sachs	2,500	6/18/2021	$135	43
83	Cisco Systems, Inc.	Goldman Sachs	4,374	6/18/2021	$53	75
5	Deere & Co.	Goldman Sachs	1,737	6/18/2021	$380	13
35	Exxon Mobile Corp.	Goldman Sachs	2,140	6/18/2021	$60	58
24	NextEra Energy, Inc.	Goldman Sachs	1,751	6/18/2021	$73	27
12	PepsiCo, Inc.	Goldman Sachs	1,806	6/18/2021	$145	36
12	Target Corp.	Goldman Sachs	2,821	6/18/2021	$210	219
33	US Bancorp	Goldman Sachs	1,984	6/18/2021	$60	58
21	Walmart, Inc.	Goldman Sachs	2,969	6/18/2021	$140	59
						591

See accompanying notes to financial statements.

JAMES ALPHA EHS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2021

Goldman Sachs Intraday Momentum ES Series 1 Excess Return Strategy Top 50 Holdings

No Open Positions

See accompanying notes to financial statements.

JAMES ALPHA EHS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2021

Goldman Sachs Long Gamma US Series 10 Total Return Strategy Top 50 Holdings

EQUITY FORWARDS

			Notional Value at May
Number of Contracts	Open Long Equity Forwards	Counterparty	31, 2021	Expiration	Exercise Price	Market Value
3	S&P 500 Index	Goldman Sachs	12,784	12/17/2021	$4,200.00	$56
3	S&P 500 Index	Goldman Sachs	11,342	3/18/2022	$4,200.00	69
2	S&P 500 Index	Goldman Sachs	10,454	6/17/2022	$4,200.00	87
						212

PURCHASED PUT OPTIONS

			Notional Value at May
Number of Contracts	Open Purchased Put Options	Counterparty	31, 2021	Expiration	Exercise Price	Market Value
2	S&P 500 Index	Goldman Sachs	8,233	6/18/2021	$1,550	$—
2	S&P 500 Index	Goldman Sachs	10,205	6/18/2021	$1,575	—
2	S&P 500 Index	Goldman Sachs	8,992	6/18/2021	$1,675	—
3	S&P 500 Index	Goldman Sachs	10,957	6/18/2021	$1,750	—
3	S&P 500 Index	Goldman Sachs	14,264	6/18/2021	$1,775	—
3	S&P 500 Index	Goldman Sachs	10,511	6/18/2021	$1,825	—
2	S&P 500 Index	Goldman Sachs	9,671	6/18/2021	$1,900	—
2	S&P 500 Index	Goldman Sachs	8,887	6/18/2021	$1,950	—
2	S&P 500 Index	Goldman Sachs	8,891	6/18/2021	$1,975	—
3	S&P 500 Index	Goldman Sachs	12,027	6/18/2021	$2,000	—
3	S&P 500 Index	Goldman Sachs	12,201	6/18/2021	$2,025	—
2	S&P 500 Index	Goldman Sachs	10,318	6/18/2021	$2,050	—
2	S&P 500 Index	Goldman Sachs	9,158	6/18/2021	$2,075	—
2	S&P 500 Index	Goldman Sachs	9,481	6/18/2021	$2,125	—
2	S&P 500 Index	Goldman Sachs	10,120	6/18/2021	$2,150	—
2	S&P 500 Index	Goldman Sachs	8,235	6/18/2021	$2,175	—
3	S&P 500 Index	Goldman Sachs	10,920	6/18/2021	$2,250	—
2	S&P 500 Index	Goldman Sachs	9,178	6/18/2021	$2,400	—
2	S&P 500 Index	Goldman Sachs	8,664	6/18/2021	$2,425	—
2	S&P 500 Index	Goldman Sachs	9,472	9/17/2021	$1,800	3
5	S&P 500 Index	Goldman Sachs	21,072	9/17/2021	$1,850	9
3	S&P 500 Index	Goldman Sachs	14,073	9/17/2021	$1,900	6
2	S&P 500 Index	Goldman Sachs	9,092	9/17/2021	$1,950	5
3	S&P 500 Index	Goldman Sachs	12,188	9/17/2021	$2,225	10
3	S&P 500 Index	Goldman Sachs	14,286	9/17/2021	$2,250	12
2	S&P 500 Index	Goldman Sachs	9,496	9/17/2021	$2,275	9
2	S&P 500 Index	Goldman Sachs	9,660	9/17/2021	$2,325	9
2	S&P 500 Index	Goldman Sachs	8,800	9/17/2021	$2,400	10
3	S&P 500 Index	Goldman Sachs	11,852	9/17/2021	$2,500	16
2	S&P 500 Index	Goldman Sachs	8,093	9/17/2021	$2,525	11
4	S&P 500 Index	Goldman Sachs	14,974	12/17/2021	$2,125	29
3	S&P 500 Index	Goldman Sachs	12,075	12/17/2021	$2,150	24
3	S&P 500 Index	Goldman Sachs	11,535	12/17/2021	$2,175	24
2	S&P 500 Index	Goldman Sachs	9,142	12/17/2021	$2,200	20
3	S&P 500 Index	Goldman Sachs	10,953	12/17/2021	$2,250	26
3	S&P 500 Index	Goldman Sachs	10,583	12/17/2021	$2,450	34
2	S&P 500 Index	Goldman Sachs	10,102	12/17/2021	$2,500	35
3	S&P 500 Index	Goldman Sachs	14,348	12/17/2021	$2,525	51
2	S&P 500 Index	Goldman Sachs	10,177	12/17/2021	$2,550	38
2	S&P 500 Index	Goldman Sachs	9,483	12/17/2021	$2,575	36
3	S&P 500 Index	Goldman Sachs	13,340	12/17/2021	$2,800	73
2	S&P 500 Index	Goldman Sachs	9,973	3/18/2022	$2,050	29
2	S&P 500 Index	Goldman Sachs	10,354	3/18/2022	$2,100	33
3	S&P 500 Index	Goldman Sachs	13,936	3/18/2022	$2,150	48
2	S&P 500 Index	Goldman Sachs	8,320	3/18/2022	$2,500	48
2	S&P 500 Index	Goldman Sachs	8,732	3/18/2022	$2,600	58
2	S&P 500 Index	Goldman Sachs	9,137	4/14/2022	$2,500	60
						766

See accompanying notes to financial statements.

JAMES ALPHA EHS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2021

Goldman Sachs Systematic Skew US Series 1D Total Return Strategy Top 50 Holdings

EQUITY FORWARDS

Number of			Notional Value at May
Contracts	Open Short Equity Forwards	Counterparty	31, 2021	Expiration	Exercise Price	Market Value
34	S&P 500 Index	Goldman Sachs	143,154	6/18/2021	$4,205.00	$197
27	S&P 500 Index	Goldman Sachs	111,615	7/16/2021	$4,200.00	80
14	S&P 500 Index	Goldman Sachs	60,380	8/20/2021	$4,200.00	99
5	S&P 500 Index	Goldman Sachs	21,408	9/17/2021	$4,200.00	55
						431

PURCHASED PUT OPTIONS

Number of			Notional Value at May
Contracts	Open Purchased Put Options	Counterparty	31, 2021	Expiration	Exercise Price	Market Value
8	S&P 500 Index	Goldman Sachs	33,752	6/18/2021	$1,925	$—
5	S&P 500 Index	Goldman Sachs	22,862	6/18/2021	$1,950	—
14	S&P 500 Index	Goldman Sachs	58,707	6/18/2021	$1,975	—
7	S&P 500 Index	Goldman Sachs	30,804	6/18/2021	$2,150	—
5	S&P 500 Index	Goldman Sachs	20,768	6/18/2021	$2,175	—
6	S&P 500 Index	Goldman Sachs	27,140	6/18/2021	$2,275	—
5	S&P 500 Index	Goldman Sachs	22,468	6/18/2021	$2,475	1
5	S&P 500 Index	Goldman Sachs	21,411	6/18/2021	$2,700	1
6	S&P 500 Index	Goldman Sachs	25,824	6/18/2021	$2,950	2
6	S&P 500 Index	Goldman Sachs	25,461	6/18/2021	$3,060	3
5	S&P 500 Index	Goldman Sachs	21,623	6/18/2021	$3,070	3
8	S&P 500 Index	Goldman Sachs	35,195	6/18/2021	$3,220	7
6	S&P 500 Index	Goldman Sachs	24,652	7/16/2021	$1,950	2
10	S&P 500 Index	Goldman Sachs	40,504	7/16/2021	$2,000	3
5	S&P 500 Index	Goldman Sachs	22,078	7/16/2021	$2,400	4
7	S&P 500 Index	Goldman Sachs	30,410	7/16/2021	$2,450	7
8	S&P 500 Index	Goldman Sachs	33,936	7/16/2021	$2,550	10
8	S&P 500 Index	Goldman Sachs	34,040	7/16/2021	$2,600	11
6	S&P 500 Index	Goldman Sachs	25,671	7/16/2021	$2,640	9
9	S&P 500 Index	Goldman Sachs	38,654	7/16/2021	$2,790	18
5	S&P 500 Index	Goldman Sachs	20,647	7/16/2021	$2,870	11
10	S&P 500 Index	Goldman Sachs	41,815	7/16/2021	$2,910	24
9	S&P 500 Index	Goldman Sachs	37,950	8/20/2021	$2,200	17
14	S&P 500 Index	Goldman Sachs	58,881	8/20/2021	$2,300	33
10	S&P 500 Index	Goldman Sachs	40,333	8/20/2021	$2,350	25
8	S&P 500 Index	Goldman Sachs	33,518	8/20/2021	$2,450	25
7	S&P 500 Index	Goldman Sachs	30,420	8/20/2021	$2,550	27
						243

WRITTEN PUT OPTIONS

Number of			Notional Value at May
Contracts	Open Written Put Options	Counterparty	31, 2021	Expiration	Exercise Price	Market Value
5	S&P 500 Index	Goldman Sachs	20,647	6/18/2021	$3,410	112
5	S&P 500 Index	Goldman Sachs	20,701	6/18/2021	$3,450	26
5	S&P 500 Index	Goldman Sachs	20,790	6/18/2021	$3,610	168
5	S&P 500 Index	Goldman Sachs	20,854	6/18/2021	$3,825	50
5	S&P 500 Index	Goldman Sachs	21,623	6/18/2021	$3,840	32
5	S&P 500 Index	Goldman Sachs	22,133	6/18/2021	$3,875	7
5	S&P 500 Index	Goldman Sachs	22,468	6/18/2021	$3,885	11
5	S&P 500 Index	Goldman Sachs	22,511	6/18/2021	$3,965	156
6	S&P 500 Index	Goldman Sachs	24,775	7/16/2021	$3,660	29
6	S&P 500 Index	Goldman Sachs	24,958	7/16/2021	$3,710	93
6	S&P 500 Index	Goldman Sachs	26,396	7/16/2021	$3,740	179
6	S&P 500 Index	Goldman Sachs	26,923	7/16/2021	$3,750	92
6	S&P 500 Index	Goldman Sachs	27,186	7/16/2021	$3,770	111
7	S&P 500 Index	Goldman Sachs	29,431	7/16/2021	$3,830	113
8	S&P 500 Index	Goldman Sachs	31,637	7/16/2021	$3,860	9
8	S&P 500 Index	Goldman Sachs	33,617	7/16/2021	$3,890	52
9	S&P 500 Index	Goldman Sachs	38,654	8/20/2021	$3,630	190
9	S&P 500 Index	Goldman Sachs	39,614	8/20/2021	$3,640	117
10	S&P 500 Index	Goldman Sachs	41,815	8/20/2021	$3,710	250
						1,797

See accompanying notes to financial statements.

JAMES ALPHA EVENT DRIVEN FUND
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2021

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 74.9%
	ALTERNATIVE - 18.4%
57	AlphaClone Alternative Alpha ETF	$4,408
12,027	IQ Merger Arbitrage ETF	402,665
9,848	ProShares Merger ETF	402,635
		809,708
	COMMODITY - 0.8%
1,064	iShares GSCI Commodity Dynamic	35,314

	EQUITY - 32.6%
890	First Trust Financial AlphaDEX Fund	40,566
23,003	Global SuperDividend US ETF	462,359
14	Global X MSCI China Consumer Discretionary ETF	465
10,553	Global X SuperDividend ETF	151,330
427	Invesco DWA Energy Momentum ETF	11,602
13	Invesco KBW Property & Casualty ETF	1,034
63	Invesco S&P SmallCap 600 Pure Growth ETF	10,013
15,028	Invesco S&P SmallCap Energy ETF	107,300
231	IQ US Real Estate Small Cap ETF	5,874
1	iShares China Large-Cap ETF	46
259	iShares Dow Jones Asia Pacific Select Dividend 50	7,850
6	iShares Edge MSCI Europe Momentum Factor UCITS ETF(a)	66
227	iShares Micro-Cap ETF	33,955
400	iShares MSCI China Small-Cap ETF	22,588
1,260	iShares MSCI Hong Kong ETF	35,406
466	iShares MSCI Ireland ETF	27,975
314	iShares MSCI United Kingdom ETF	10,610
2,209	iShares MSCI United Kingdom Small-Cap ETF	109,478
1,010	iShares Russell 2000 Value ETF	169,205
755	iShares Russell Mid-Cap Value ETF	88,116
121	iShares STOXX Europe 600 Insurance UCITS ETF DE	4,653
11	ProShares UltraPro S&P 500	1,170
86	SPDR Dow Jones Global Real Estate ETF	4,407
20	SPDR S&P Insurance ETF	796
13	SPDR S&P Regional Banking ETF	919
1,837	VanEck Vectors Russia ETF	51,675

See accompanying notes to financial statements.

JAMES ALPHA EVENT DRIVEN FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2021

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 74.9% (Continued)
	EQUITY - 32.6% (Continued)
774	VanEck Vectors Russia Small-Cap ETF	$28,841
43	Vanguard Real Estate ETF	4,295
861	WisdomTree Japan Hedged SmallCap Equity Fund	37,565
155	Xtrackers Harvest CSI 500 China A-Shares ETF	5,915
		1,436,074
	FIXED INCOME - 23.1%
10,214	High Yield ETF	330,831
274	Invesco Financial Preferred ETF	5,203
13,342	Invesco Global Short Term High Yield Bond ETF	294,992
569	Invesco Senior Loan ETF	12,632
5,448	iShares Barclays USD Asia High Yield Bond Index	56,986
314	iShares JP Morgan USD Emerging Markets Bond ETF	35,124
254	SPDR Blackstone Senior Loan ET	11,730
1,593	SPDR Bloomberg Barclays Convertible Securities ETF	134,242
578	SPDR Bloomberg Barclays Euro High Yield Bond UCITS	40,671
2,868	VanEck Vectors Emerging Markets High Yield Bond	68,488
872	VanEck Vectors Fallen Angel High Yield Bond ETF	28,087
		1,018,986

	TOTAL EXCHANGE-TRADED FUNDS (Cost $3,241,717)	3,300,082

	OPEN END FUNDS — 4.4%
	ALTERNATIVE - 0.5%
930	Kellner Merger Fund, Institutional Class	10,065
564	Merger Fund (The), Class V	10,068
		20,133
	FIXED INCOME - 3.9%
15,428	James Alpha Structured Credit Value Portfolio, Class R6	172,636

	TOTAL OPEN END FUNDS (Cost $186,578)	192,769

	TOTAL INVESTMENTS - 79.3% (Cost $3,428,295)	$3,492,851
	OTHER ASSETS IN EXCESS OF LIABILITIES - 20.7%	910,214
	NET ASSETS - 100.0%	$4,403,065

See accompanying notes to financial statements.

JAMES ALPHA EVENT DRIVEN FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2021

					Unrealized
Foreign Currency	Settlement Date	Counterparty	Local Currency	U.S. Dollar Value	Appreciation/(Depreciation)
To Buy:
Japanese Yen	06/24/2021	Brown Brothers Harriman	5,591,782	$50,855	$(512)
				$50,855	$(512)

To Sell:
Australian Dollar	06/24/2021	Brown Brothers Harriman	22,921	$17,673	$208
British Pound	06/24/2021	Brown Brothers Harriman	67,539	95,764	77
Canadian Dollar	06/24/2021	Brown Brothers Harriman	136,918	113,339	144
Euro	06/24/2021	Brown Brothers Harriman	162,880	198,496	774
				$425,272	$1,203

Total					$691

ETF - Exchange-Traded Fund

MSCI - Morgan Stanley Capital International

SPDR - Standard & Poor’s Depositary Receipt

(a)	Non-income producing security.

See accompanying notes to financial statements.

JAMES ALPHA EVENT DRIVEN FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2021

	TOTAL RETURN SWAPS - (0.1)%

					Pay/Receive		Unrealized
Notional Amount	Reference Entity	Shares	Counterparty	Maturity Date	Fixed Rate	Variable Rate	Depreciation
116,682	MSCI AC World Daily Total Return	77	Goldman Sachs	4/22/2022	Pay	0.5501	$(48)
722,129	Russell 2000 Total Return Index	62	Goldman Sachs	4/21/2022	Pay	0.5256	(300)
147,865	Russell 2000 Total Return Index	13	Goldman Sachs	4/21/2022	Pay	0.5053	(16)
34,713	S&P 500 Total Return Index	4	Goldman Sachs	12/21/2021	Pay	0.3943	(7)
							$(371)

					Pay/Receive		Unrealized
Notional Amount	Reference Entity	Shares	Counterparty	Maturity Date	Fixed Rate	Variable Rate	Appreciation
2,068,286	Goldman Sachs HY Synthetic Corporate 5Y Total Return	11,928	Goldman Sachs	2/4/2022	Pay	0.2856	6,343
							$6,343

	TOTAL						$5,972

TOTAL RETURN SWAP - 0.0%
Unrealized Depreciation
The Goldman Sachs Calls-vs-Calls US Series 2 Total Return Strategy is designed to extract dislocated call premiums from S&P 500 constituents; the strategy sells call options on a daily basis across top 100 constituents of the SPX where the term structure is most inverted. The stocks are picked with constraints on leverage, beta towards SPX and tracking error. The strategy also purchases an ATM call option on SPX to mitigate market risk. The number of shares is 1,059 and requires the fund to pay interest at the rate of 0.20% on the Notional Value outstanding. The swap became effective on May 28, 2021 and expires on February 4, 2022. (Notional Value $131,000)	$—
$—
TOTAL RETURN SWAP - 0.0%
The Goldman Sachs Intraday Momentum ES Series 1 Excess Return Strategy aims to capture intraday trend risk premium on the S&P 500. There is empirical evidence that the returns in the earlier part of the day tend to continue in the same direction in the subsequent part of the day, across several markets, including equities. The strategy attempts to monetize this historical tendency for intraday trends from the previous close to extend unto the following close: 1) Every day after the open, the strategy buys futures if markets are rising since the previous close; conversely, it sells futures if markets are falling since previous close. 2) The strategy monitors market moves every 30-minutes to reactively modify its positioning if a new trend appears. 3) All positions are exited at the close. The number of shares is 1,139 and requires the fund to pay interest at the rate of 0.20% on the Notional Value outstanding. The swap became effective on May 3, 2021 and expired on February 4, 2022. (Notional Value $131,362)	$(257)
$(257)
TOTAL RETURN SWAP - (0.0)%
Goldman Sachs Long Gamma US Series 10 Excess Return Strategy attempts to provide protection in tail scenarios through a levered position in delta-hedged put options. The strategy buys 12m 10-delta S&P Put options and delta-hedges them to attempt to neutralize the inherent short market exposure in typical markets. The strategy takes a long position in volatility and is best-positioned for left-tail events with very high realized volatility. The number of shares is 938 and requires the fund to pay interest at the rate of 0.20% on the Notional Value outstanding. The swap became effective on May 3, 2021 and expired on February 4, 2022. (Notional Value $131,571)	$(640)
$(640)
TOTAL RETURN SWAP - (0.0)%
The Goldman Sachs Systematic Skew US Series 1D Total Return Strategy is designed to capture the spot-volatility covariance risk premium in equity markets, while minimizing exposure to volatility risk. The strategy sells 3m 15d puts and buys 3m 40d calls (delta and gamma hedged) that target a constant exposure to skew, with performance driven by Vanna. The strategy also buys 5d tail puts for added risk management. The number of shares is 969 and requires the fund to pay interest at the rate of 0.20% on the Notional Value outstanding. The swap became effective on May 28, 2021 and expired on February 4, 2022. (Notional Value $131,000)	$—
$—
TOTAL RETURN SWAP - (0.0)%
The MSCI Pacific Index captures large and mid cap representation across 5 Developed Markets (DM) countries in the Pacific region. With 430 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country. The number of shares is 24 and requires the fund to pay interest at the rate of 0.5763 on the Notional Value outstanding. The swap became effective on May 4, 2021 and expired on April 21, 2022. (Notional Value $188,579)	$(86)
$(86)

See accompanying notes to financial statements.

JAMES ALPHA EVENT DRIVEN FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2021

Goldman Sachs Calls-vs-Calls US Series 2 Total Return Strategy Top 50 Holdings

PURCHASED CALL OPTIONS

Number of Contracts	Open Purchased Call Options	Counterparty	Notional Value at May 31, 2021	Expiration	Exercise Price	Market Value
1	S&P 500 Index	Goldman Sachs	2,194	6/18/2021	$3,910	$155
1	S&P 500 Index	Goldman Sachs	3,226	6/18/2021	$3,915	224
1	S&P 500 Index	Goldman Sachs	3,021	6/18/2021	$3,970	172
1	S&P 500 Index	Goldman Sachs	6,061	6/18/2021	$3,975	339
1	S&P 500 Index	Goldman Sachs	5,546	6/18/2021	$4,065	201
0	S&P 500 Index	Goldman Sachs	1,950	6/18/2021	$4,080	65
0	S&P 500 Index	Goldman Sachs	1,983	6/18/2021	$4,095	59
3	S&P 500 Index	Goldman Sachs	12,111	6/18/2021	$4,115	315
2	S&P 500 Index	Goldman Sachs	10,454	6/18/2021	$4,125	251
0	S&P 500 Index	Goldman Sachs	2,022	6/18/2021	$4,130	47
1	S&P 500 Index	Goldman Sachs	4,999	6/18/2021	$4,135	110
1	S&P 500 Index	Goldman Sachs	2,102	6/18/2021	$4,140	44
1	S&P 500 Index	Goldman Sachs	5,265	6/18/2021	$4,150	102
2	S&P 500 Index	Goldman Sachs	8,289	6/18/2021	$4,155	153
4	S&P 500 Index	Goldman Sachs	16,775	6/18/2021	$4,160	294
2	S&P 500 Index	Goldman Sachs	8,751	6/18/2021	$4,165	146
1	S&P 500 Index	Goldman Sachs	4,143	6/18/2021	$4,170	65
1	S&P 500 Index	Goldman Sachs	5,793	6/18/2021	$4,175	87
2	S&P 500 Index	Goldman Sachs	10,237	6/18/2021	$4,180	145
5	S&P 500 Index	Goldman Sachs	20,551	6/18/2021	$4,185	274
1	S&P 500 Index	Goldman Sachs	4,072	6/18/2021	$4,190	51
3	S&P 500 Index	Goldman Sachs	14,586	6/18/2021	$4,195	172
3	S&P 500 Index	Goldman Sachs	10,977	6/18/2021	$4,200	122
1	S&P 500 Index	Goldman Sachs	5,894	6/18/2021	$4,205	61
1	S&P 500 Index	Goldman Sachs	3,655	6/18/2021	$4,210	35
1	S&P 500 Index	Goldman Sachs	4,798	6/18/2021	$4,230	35
1	S&P 500 Index	Goldman Sachs	3,194	7/16/2021	$4,120	103
1	S&P 500 Index	Goldman Sachs	3,983	7/16/2021	$4,130	121
1	S&P 500 Index	Goldman Sachs	3,731	7/16/2021	$4,140	107
2	S&P 500 Index	Goldman Sachs	7,452	7/16/2021	$4,160	188
1	S&P 500 Index	Goldman Sachs	3,936	7/16/2021	$4,170	93
1	S&P 500 Index	Goldman Sachs	2,765	7/16/2021	$4,175	63
1	S&P 500 Index	Goldman Sachs	3,926	7/16/2021	$4,180	86
2	S&P 500 Index	Goldman Sachs	9,751	7/16/2021	$4,190	199
4	S&P 500 Index	Goldman Sachs	15,864	7/16/2021	$4,200	300
0	S&P 500 Index	Goldman Sachs	1,952	8/20/2021	$4,120	78
1	S&P 500 Index	Goldman Sachs	3,746	8/20/2021	$4,160	125
1	S&P 500 Index	Goldman Sachs	2,259	8/20/2021	$4,170	72
1	S&P 500 Index	Goldman Sachs	3,556	8/20/2021	$4,190	102
2	S&P 500 Index	Goldman Sachs	7,064	8/20/2021	$4,200	192
						5,553

WRITTEN CALL OPTIONS

Number of Contracts	Open Written Call Options	Counterparty	Notional Value at May 31, 2021	Expiration	Exercise Price	Market Value
22	Apple, Inc.	Goldman Sachs	2,775	6/18/2021	$125	47
17	Apple, Inc.	Goldman Sachs	2,127	6/18/2021	$135	4
92	Cisco Systems, Inc.	Goldman Sachs	4,856	6/18/2021	$53	83
5	Deere & Co.	Goldman Sachs	1,928	6/18/2021	$380	14
39	Exxon Mobile Corp.	Goldman Sachs	2,375	6/18/2021	$60	65
27	NextEra Energy, Inc.	Goldman Sachs	1,944	6/18/2021	$73	30
14	PepsiCo, Inc.	Goldman Sachs	2,005	6/18/2021	$145	40
14	Target Corp.	Goldman Sachs	3,132	6/18/2021	$210	243
36	US Bancorp	Goldman Sachs	2,202	6/18/2021	$60	65
23	Walmart, Inc.	Goldman Sachs	3,296	6/18/2021	$140	65
						656

See accompanying notes to financial statements.

JAMES ALPHA EVENT DRIVEN FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2021

Goldman Sachs Intraday Momentum ES Series 1 Excess Return Strategy Top 50 Holdings

No Open Positions

See accompanying notes to financial statements.

JAMES ALPHA EVENT DRIVEN FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2021

Goldman Sachs Long Gamma US Series 10 Total Return Strategy Top 50 Holdings

EQUITY FORWARDS

Number of			Notional Value at May
Contracts	Open Long Equity Forwards	Counterparty	31, 2021	Expiration	Exercise Price	Market Value
3	S&P 500 Index	Goldman Sachs	14,287	12/17/2021	$4,200.00	$62
3	S&P 500 Index	Goldman Sachs	12,675	3/18/2022	$4,200.00	77
3	S&P 500 Index	Goldman Sachs	11,683	6/17/2022	$4,200.00	97
						236

PURCHASED PUT OPTIONS

Number of			Notional Value at May
Contracts	Open Purchased Put Options	Counterparty	31, 2021	Expiration	Exercise Price	Market Value
2	S&P 500 Index	Goldman Sachs	9,201	6/18/2021	$1,550	$—
3	S&P 500 Index	Goldman Sachs	11,404	6/18/2021	$1,575	—
2	S&P 500 Index	Goldman Sachs	10,048	6/18/2021	$1,675	—
3	S&P 500 Index	Goldman Sachs	12,244	6/18/2021	$1,750	—
4	S&P 500 Index	Goldman Sachs	15,941	6/18/2021	$1,775	—
3	S&P 500 Index	Goldman Sachs	11,747	6/18/2021	$1,825	—
3	S&P 500 Index	Goldman Sachs	10,808	6/18/2021	$1,900	—
2	S&P 500 Index	Goldman Sachs	9,931	6/18/2021	$1,950	—
2	S&P 500 Index	Goldman Sachs	9,936	6/18/2021	$1,975	—
3	S&P 500 Index	Goldman Sachs	13,441	6/18/2021	$2,000	—
3	S&P 500 Index	Goldman Sachs	13,635	6/18/2021	$2,025	—
3	S&P 500 Index	Goldman Sachs	11,530	6/18/2021	$2,050	—
2	S&P 500 Index	Goldman Sachs	10,234	6/18/2021	$2,075	—
3	S&P 500 Index	Goldman Sachs	10,595	6/18/2021	$2,125	—
3	S&P 500 Index	Goldman Sachs	11,309	6/18/2021	$2,150	—
2	S&P 500 Index	Goldman Sachs	9,203	6/18/2021	$2,175	—
3	S&P 500 Index	Goldman Sachs	12,203	6/18/2021	$2,250	—
2	S&P 500 Index	Goldman Sachs	10,257	6/18/2021	$2,400	—
2	S&P 500 Index	Goldman Sachs	9,682	6/18/2021	$2,425	—
3	S&P 500 Index	Goldman Sachs	10,586	9/17/2021	$1,800	4
6	S&P 500 Index	Goldman Sachs	23,548	9/17/2021	$1,850	10
4	S&P 500 Index	Goldman Sachs	15,727	9/17/2021	$1,900	7
2	S&P 500 Index	Goldman Sachs	10,160	9/17/2021	$1,950	5
3	S&P 500 Index	Goldman Sachs	13,621	9/17/2021	$2,225	11
4	S&P 500 Index	Goldman Sachs	15,965	9/17/2021	$2,250	14
3	S&P 500 Index	Goldman Sachs	10,612	9/17/2021	$2,275	10
3	S&P 500 Index	Goldman Sachs	10,795	9/17/2021	$2,325	11
2	S&P 500 Index	Goldman Sachs	9,834	9/17/2021	$2,400	11
3	S&P 500 Index	Goldman Sachs	13,245	9/17/2021	$2,500	17
2	S&P 500 Index	Goldman Sachs	9,044	9/17/2021	$2,525	12
4	S&P 500 Index	Goldman Sachs	16,734	12/17/2021	$2,125	33
3	S&P 500 Index	Goldman Sachs	13,494	12/17/2021	$2,150	27
3	S&P 500 Index	Goldman Sachs	12,890	12/17/2021	$2,175	27
2	S&P 500 Index	Goldman Sachs	10,216	12/17/2021	$2,200	22
3	S&P 500 Index	Goldman Sachs	12,240	12/17/2021	$2,250	29
3	S&P 500 Index	Goldman Sachs	11,826	12/17/2021	$2,450	38
3	S&P 500 Index	Goldman Sachs	11,289	12/17/2021	$2,500	39
4	S&P 500 Index	Goldman Sachs	16,034	12/17/2021	$2,525	57
3	S&P 500 Index	Goldman Sachs	11,373	12/17/2021	$2,550	42
3	S&P 500 Index	Goldman Sachs	10,598	12/17/2021	$2,575	41
4	S&P 500 Index	Goldman Sachs	14,908	12/17/2021	$2,800	81
3	S&P 500 Index	Goldman Sachs	11,145	3/18/2022	$2,050	33
3	S&P 500 Index	Goldman Sachs	11,571	3/18/2022	$2,100	37
4	S&P 500 Index	Goldman Sachs	15,574	3/18/2022	$2,150	53
2	S&P 500 Index	Goldman Sachs	9,298	3/18/2022	$2,500	54
2	S&P 500 Index	Goldman Sachs	9,758	3/18/2022	$2,600	65
2	S&P 500 Index	Goldman Sachs	10,211	4/14/2022	$2,500	67
						857

See accompanying notes to financial statements.

JAMES ALPHA EVENT DRIVEN FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2021

Goldman Sachs Systematic Skew US Series 1D Total Return Strategy Top 50 Holdings

EQUITY FORWARDS

Number of			Notional Value at May
Contracts	Open Short Equity Forwards	Counterparty	31, 2021	Expiration	Exercise Price	Market Value
38	S&P 500 Index	Goldman Sachs	158,925	6/18/2021	$4,205.00	$218
29	S&P 500 Index	Goldman Sachs	123,912	7/16/2021	$4,200.00	88
16	S&P 500 Index	Goldman Sachs	67,032	8/20/2021	$4,200.00	110
6	S&P 500 Index	Goldman Sachs	23,766	9/17/2021	$4,200.00	61
						477

PURCHASED PUT OPTIONS

Number of			Notional Value at May
Contracts	Open Purchased Put Options	Counterparty	31, 2021	Expiration	Exercise Price	Market Value
9	S&P 500 Index	Goldman Sachs	37,470	6/18/2021	$1,925	$—
6	S&P 500 Index	Goldman Sachs	25,380	6/18/2021	$1,950	—
16	S&P 500 Index	Goldman Sachs	65,175	6/18/2021	$1,975	—
8	S&P 500 Index	Goldman Sachs	34,197	6/18/2021	$2,150	—
5	S&P 500 Index	Goldman Sachs	23,055	6/18/2021	$2,175	—
7	S&P 500 Index	Goldman Sachs	30,130	6/18/2021	$2,275	—
6	S&P 500 Index	Goldman Sachs	24,943	6/18/2021	$2,475	1
6	S&P 500 Index	Goldman Sachs	23,770	6/18/2021	$2,700	1
7	S&P 500 Index	Goldman Sachs	28,669	6/18/2021	$2,950	3
7	S&P 500 Index	Goldman Sachs	28,266	6/18/2021	$3,060	4
6	S&P 500 Index	Goldman Sachs	24,005	6/18/2021	$3,070	3
9	S&P 500 Index	Goldman Sachs	39,073	6/18/2021	$3,220	8
7	S&P 500 Index	Goldman Sachs	27,368	7/16/2021	$1,950	2
11	S&P 500 Index	Goldman Sachs	44,967	7/16/2021	$2,000	4
6	S&P 500 Index	Goldman Sachs	24,510	7/16/2021	$2,400	5
8	S&P 500 Index	Goldman Sachs	33,760	7/16/2021	$2,450	8
9	S&P 500 Index	Goldman Sachs	37,675	7/16/2021	$2,550	11
9	S&P 500 Index	Goldman Sachs	37,790	7/16/2021	$2,600	12
7	S&P 500 Index	Goldman Sachs	28,499	7/16/2021	$2,640	10
10	S&P 500 Index	Goldman Sachs	42,913	7/16/2021	$2,790	20
5	S&P 500 Index	Goldman Sachs	22,922	7/16/2021	$2,870	12
11	S&P 500 Index	Goldman Sachs	46,421	7/16/2021	$2,910	27
10	S&P 500 Index	Goldman Sachs	42,130	8/20/2021	$2,200	19
16	S&P 500 Index	Goldman Sachs	65,368	8/20/2021	$2,300	37
11	S&P 500 Index	Goldman Sachs	44,776	8/20/2021	$2,350	27
9	S&P 500 Index	Goldman Sachs	37,211	8/20/2021	$2,450	28
8	S&P 500 Index	Goldman Sachs	33,771	8/20/2021	$2,550	30
						272

WRITTEN PUT OPTIONS

Number of			Notional Value at May
Contracts	Open Written Put Options	Counterparty	31, 2021	Expiration	Exercise Price	Market Value
8	S&P 500 Index	Goldman Sachs	35,122	6/18/2021	$3,410	10
6	S&P 500 Index	Goldman Sachs	24,571	6/18/2021	$3,450	8
6	S&P 500 Index	Goldman Sachs	24,943	6/18/2021	$3,610	13
7	S&P 500 Index	Goldman Sachs	27,505	6/18/2021	$3,825	32
5	S&P 500 Index	Goldman Sachs	22,981	6/18/2021	$3,840	28
6	S&P 500 Index	Goldman Sachs	24,005	6/18/2021	$3,875	35
9	S&P 500 Index	Goldman Sachs	37,320	6/18/2021	$3,885	58
6	S&P 500 Index	Goldman Sachs	23,151	6/18/2021	$3,965	55
10	S&P 500 Index	Goldman Sachs	43,978	7/16/2021	$3,660	130
7	S&P 500 Index	Goldman Sachs	29,889	7/16/2021	$3,710	102
7	S&P 500 Index	Goldman Sachs	27,707	7/16/2021	$3,740	103
8	S&P 500 Index	Goldman Sachs	32,673	7/16/2021	$3,750	125
7	S&P 500 Index	Goldman Sachs	30,182	7/16/2021	$3,770	123
10	S&P 500 Index	Goldman Sachs	42,913	7/16/2021	$3,830	211
5	S&P 500 Index	Goldman Sachs	22,922	7/16/2021	$3,860	124
11	S&P 500 Index	Goldman Sachs	46,421	7/16/2021	$3,890	277
7	S&P 500 Index	Goldman Sachs	29,304	8/20/2021	$3,630	199
6	S&P 500 Index	Goldman Sachs	24,991	8/20/2021	$3,640	173
5	S&P 500 Index	Goldman Sachs	23,080	8/20/2021	$3,710	187
						1,993

See accompanying notes to financial statements.

JAMES ALPHA EVENT DRIVEN FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2021

MSCI Pacific Total Return Top 50 Holdings

COMMON STOCK

Shares	Description	Notional (a)
382	AIA Group Ltd.	$4,883
59	Astellas Pharma, Inc.	966
90	Aust And Nz Banking Group	1,998
93	Bhp Group Ltd.	3,447
56	Commonwealth Bank of Australia	4,326
14	Csl Ltd.	3,229
54	Daiichi Sankyo Co. Ltd.	1,243
8	Daikin Industries Ltd.	1,554
57	Dbs Group Holdings Ltd.	1,295
14	Denso Corp.	939
6	Fanuc Corp.	1,457
2	Fast Retailing Co. Ltd.	1,502
6	Fujitsu Ltd.	1,010
31	Hitachi Ltd.	1,603
52	Honda Motor Co. Ltd.	1,578
38	Hong Kong Exchanges & Clear	2,382
12	Hoya Corp.	1,545
38	Itochu Corp.	1,115
15	Kao Corp.	932
51	Kddi Corp.	1,731
6	Keyence Corp.	3,027
14	M3, Inc.	944
11	Macquarie Group Ltd.	1,277
40	Mitsubishi Corp.	1,088
388	Mitsubishi Ufj Financial Group	2,188
49	Mitsui & Co Ltd.	1,077
77	Mizuho Financial Group Inc.	1,165
18	Murata Manufacturing Co. Ltd.	1,373
105	National Australia Bank Ltd.	2,173
14	Nidec Corp.	1,618
4	Nintendo Co Ltd.	2,188
41	Nippon Telegraph & Telephone	1,090
6	Oriental Land Co. Ltd.	942
106	Oversea-Chinese Banking Corp.	992
43	Recruit Holdings Co. Ltd.	2,176
12	Rio Tinto Ltd.	1,123
24	Seven & I Holdings Co. Ltd.	1,030
11	Shin-Etsu Chemical Co. Ltd.	1,928
2	SMC Corp.	1,083
91	Softbank Corp.	1,167
40	Softbank Group Corp.	2,989
40	Sony Group Corp.	3,927
41	Sumitomo Mitsui Financial Group	1,489
50	Takeda Pharmaceutical Co. Ltd.	1,693
20	Tokio Marine Holdings Inc.	945
5	Tokyo Electron Ltd.	2,099
67	Toyota Motor Corp.	5,583
36	Wesfarmers Ltd.	1,536
116	Westpac Banking Corp.	2,370
40	Woolworths Group Ltd.	1,288
		92,303

(a)	Notional value represents the market value of the positions.

See accompanying notes to financial statements.

JAMES ALPHA FAMILY OFFICE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2021

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 96.5%
	COMMODITY - 0.1%
94	Invesco DB Commodity Index Tracking Fund	$1,749
33	iShares S&P GSCI Commodity Indexed Trust(a)	510
		2,259
	EQUITY - 76.9%
1,327	FlexShares Quality Dividend Index Fund	74,378
763	Invesco BuyBack Achievers ETF	67,960
1,845	Invesco DWA Momentum ETF	159,712
11,163	Invesco Global Listed Private Equity ETF	177,603
9	Invesco S&P 500 Equal Weight ETF, N	1,360
1,911	Invesco S&P 500 Revenue ETF	141,414
2,230	Invesco S&P MidCap 400 Equal Weight ETF	208,235
1,396	Invesco S&P Spin-Off ETF	91,931
2,384	iShares Micro-Cap ETF	356,598
1,234	iShares MSCI Emerging Markets ETF	67,710
115	iShares MSCI Emerging Markets Min Vol Factor ETF	7,452
885	iShares MSCI Global Min Vol Factor ETF	91,553
2,664	iShares MSCI USA Min Vol Factor ETF	193,353
46	iShares MSCI USA Momentum Factor ETF	7,838
1,998	iShares MSCI USA Quality Factor ETF	257,582
420	SPDR S&P 500 ETF Trust	176,417
103	SPDR S&P 600 Small CapETF	10,061
4,391	SPDR S&P International Small Cap ETF	172,610
13,000	VanEck Vectors BDC Income ETF	222,170
738	VanEck Vectors Natural Resource ETF	35,092
1,806	Vanguard FTSE All World ex-US Small-Cap ETF	247,801
74	Vanguard FTSE All-World ex-US ETF	4,752
1,517	Vanguard FTSE Emerging Markets ETF	81,736
3,179	Vanguard Global ex-U.S. Real Estate ETF	187,180
2,287	Vanguard Real Estate ETF	228,426
464	Vanguard Russell 2000 ETF	42,270
72	Vanguard Total International Stock ETF	4,782
913	Vanguard Total World Stock ETF	93,957
94	WisdomTree International SmallCap Dividend Fund	7,197
		3,419,130

See accompanying notes to financial statements.

JAMES ALPHA FAMILY OFFICE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2021

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 96.5%
	FIXED INCOME - 19.5%
2,282	High Yield ETF	$73,914
5,824	Invesco Global Short Term High Yield Bond ETF	128,769
333	iShares 7-10 Year Treasury Bond ETF	38,095
341	iShares Core U.S. Aggregate Bond ETF	39,062
856	iShares iBoxx High Yield Corporate Bond ETF	74,626
208	iShares JP Morgan USD Emerging Markets Bond ETF	23,267
140	iShares Short Treasury Bond ETF	15,471
1,775	PIMCO Active Bond ETF	195,799
461	PIMCO Enhanced Short Maturity Active ETF	47,027
290	SPDR Blackstone Senior Loan ET	13,392
124	SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	11,345
691	SPDR Bloomberg Barclays High Yield Bond ETF	75,257
1,690	SPDR Doubleline Total Return Tactical ETF	81,728
222	Vanguard Total Bond Market ETF	18,928
531	Vanguard Total International Bond ETF, ETF SHARES	30,230
		866,910

	TOTAL EXCHANGE-TRADED FUNDS (Cost $3,575,268)	4,288,299

	EXCHANGE-TRADED NOTES — 2.0%
	COMMODITY - 2.0%
3,547	ELEMENTS Linked to the Rogers International(a)	21,708
2,573	iPath Bloomberg Commodity Index Total Return ETN(a)	68,879
	TOTAL EXCHANGE-TRADED NOTES (Cost $72,692)	90,587

	TOTAL INVESTMENTS - 98.5% (Cost $3,647,960)	$4,378,886
	OTHER ASSETS IN EXCESS OF LIABILITIES- 1.5%	64,898
	NET ASSETS - 100.0%	$4,443,784

ETF - Exchange-Traded Fund

MSCI - Morgan Stanley Capital International

SPDR - Standard & Poor’s Depositary Receipt

(a)	Non-income producing security.

See accompanying notes to financial statements.

JAMES ALPHA RELATIVE VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2021

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 53.8%
	COMMODITY - 3.5%
10,860	iShares S&P GSCI Commodity Indexed Trust(a)	$167,895
404	SPDR Gold Shares(a)	72,066
		239,961
	EQUITY - 9.3%
627	AdvisorShares STAR Global Buy-Write ETF	24,503
2,587	Alerian Energy Infrastructure ETF	49,800
2,413	Alerian MLP ETF	82,862
511	Energy Select Sector SPDR Fund	26,679
664	First Trust BICK Index Fund	26,142
644	First Trust Emerging Markets AlphaDEX Fund	18,230
2,189	Global SuperDividend US ETF	43,999
1,197	Global X MSCI China Financials ETF	19,918
11,806	Global X SuperDividend ETF	169,299
1,224	Global X SuperDividend REIT ETF	12,191
124	Invesco KBW Property & Casualty ETF	9,864
1,449	Invesco S&P 500 BuyWrite ETF	32,037
1	iShares China Large-Cap ETF	46
200	iShares Micro-Cap ETF	29,916
479	iShares Mortgage Real Estate ETF	17,718
123	iShares MSCI France ETF	4,795
107	SPDR S&P Insurance ETF	4,258
460	VanEck Vectors Mortgage REIT Income ETF	8,965
441	Vanguard Real Estate ETF	44,047
134	Xtrackers Harvest CSI 500 China A-Shares ETF	5,114
		630,383
	FIXED INCOME - 41.0%
5,627	First Trust Senior Loan ETF	270,040
11,001	High Yield ETF	356,321
11,240	Highland/iBoxx Senior Loan ETF	181,076
10,578	Invesco Global Short Term High Yield Bond ETF	233,880
2,292	Invesco Senior Loan ETF	50,882
478	Invesco Variable Rate Preferred ETF	12,481
18,370	iShares Barclays USD Asia High Yield Bond Index	192,150
92	iShares Core U.S. Aggregate Bond ETF	10,539

See accompanying notes to financial statements.

JAMES ALPHA RELATIVE VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2021

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 53.8% (Continued)
	FIXED INCOME - 41.0% (Continued)
16	iShares JP Morgan USD Emerging Markets Bond ETF	$1,790
613	iShares National Muni Bond ETF	71,703
312	iShares Preferred & Income Securities ETF	12,121
10	Kraneshares CCBS China Corporate High Yield Bond	394
1,350	PIMCO Enhanced Short Maturity Active ETF	137,714
2,103	SPDR Blackstone Senior Loan ET	97,117
3,462	SPDR Bloomberg Barclays Convertible Securities ETF	291,742
333	SPDR Bloomberg Barclays Euro High Yield Bond UCITS	23,432
5,880	SPDR Doubleline Total Return Tactical ETF	284,357
2,198	SPDR Nuveen Bloomberg Barclays High Yield	132,715
8,550	VanEck Vectors Emerging Markets High Yield Bond	204,174
2,451	VanEck Vectors Fallen Angel High Yield Bond ETF	78,947
183	VanEck Vectors International High Yield Bond ETF	4,774
2,239	Vanguard Mortgage-Backed Securities ETF	119,686
		2,768,035
	SPECIALTY - 0.0%
22	Invesco DB G10 Currency Harvest Fund(a)	557

	TOTAL EXCHANGE-TRADED FUNDS (Cost $3,655,955)	3,638,936

	OPEN END FUNDS — 30.2%
	ALTERNATIVE - 2.5%
15,084	James Alpha Managed Risk Domestic Equity Portfolio, Class R6	170,151

	FIXED INCOME - 27.7%
167,475	James Alpha Structured Credit Value Portfolio, Class R6	1,874,046

	TOTAL OPEN END FUNDS (Cost $1,901,583)	2,044,197

	TOTAL INVESTMENTS - 84.0% (Cost $5,557,538)	$5,683,133
	OTHER ASSETS IN EXCESS OF LIABILITIES- 16.0%	1,083,692
	NET ASSETS - 100.0%	$6,766,825

See accompanying notes to financial statements.

JAMES ALPHA RELATIVE VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2021

					Unrealized
Foreign Currency	Settlement Date	Counterparty	Local Currency	U.S. Dollar Value	Appreciation/(Depreciation)
To Buy:
Japanese Yen	06/24/2021	Brown Brothers Harriman	7,235,540	$65,804	$(662)
				$65,804	$(662)

					Unrealized
Foreign Currency	Settlement Date	Counterparty	Local Currency	U.S. Dollar Value	Appreciation/(Depreciation)
To Sell:
Euro	06/24/2021	Brown Brothers Harriman	23,860	$29,077	$113
				$29,077	$113

Total					$(549)

ETF - Exchange-Traded Fund

MSCI - Morgan Stanley Capital International

REIT - Real Estate Investment Trust

SPDR - Standard & Poor’s Depositary Receipt

(a)	Non-income producing security.

See accompanying notes to financial statements.

JAMES ALPHA RELATIVE VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2021

	TOTAL RETURN SWAPS - 0.2%

							Unrealized
					Pay/Receive		Appreciation/
Notional Amount	Reference Entity	Shares	Counterparty	Maturity Date	Fixed Rate	Variable Rate	(Depreciation)
158,684	MSCI AC World Daily Total Return	106	Goldman Sachs	2/8/2022	Pay	0.5993	$(32)
147,865	Russell 2000 Total Return	13	Goldman Sachs	5/20/2022	Pay	0.5053	(16)
(199,598)	S&P 500 Total Return Index	(23)	Goldman Sachs	11/22/2021	Pay	(0.1400)	—
							$(48)

					Pay/Receive		Unrealized
Notional Amount	Reference Entity	Shares	Counterparty	Maturity Date	Fixed Rate	Variable Rate	Appreciation
3,039,685	Goldman Sachs HY Synthetic Corporate 5Y Total Return	17,530	Goldman Sachs	2/4/2022	Pay	0.2856	9,246
300,000	Goldman Sachs HY Synthetic Corporate 5Y Total Return	1,736	Goldman Sachs	2/4/2022	Pay	0.2651	1,971
							$11,217

	TOTAL						$11,169

TOTAL RETURN SWAP - (0.0)%
Unrealized Depreciation
The Goldman Sachs Calls-vs-Calls US Series 2 Total Return Strategy is designed to extract dislocated call premiums from S&P 500 constituents; the strategy sells call options on a daily basis across top 100 constituents of the SPX where the term structure is most inverted. The stocks are picked with constraints on leverage, beta towards SPX and tracking error. The strategy also purchases an ATM call option on SPX to mitigate market risk. The number of shares is 1,553 and requires the fund to pay interest at the rate of 0.20% on the Notional Value outstanding. (Notional Value $192,000)	$—
$—
TOTAL RETURN SWAP - (0.0)%
The Goldman Sachs Intraday Momentum ES Series 1 Excess Return Strategy aims to capture intraday trend risk premium on the S&P 500. There is empirical evidence that the returns in the earlier part of the day tend to continue in the same direction in the subsequent part of the day, across several markets, including equities. The strategy attempts to monetize this historical tendency for intraday trends from the previous close to extend unto the following close: 1) Every day after the open, the strategy buys futures if markets are rising since the previous close; conversely, it sells futures if markets are falling since previous close. 2) The strategy monitors market moves every 30-minutes to reactively modify its positioning if a new trend appears. 3) All positions are exited at the close. The number of shares is 1,676 and requires the fund to pay interest at the rate of 0.20% on the Notional Value outstanding. The swap became effective on May 3, 2021 and expired on February 4, 2022. (Notional Value $193,278)	$(382)
$(382)
TOTAL RETURN SWAP - (0.0)%
Goldman Sachs Long Gamma US Series 10 Excess Return Strategy attempts to provide protection in tail scenarios through a levered position in delta-hedged put options. The strategy buys 12m 10-delta S&P Put options and delta-hedges them to attempt to neutralize the inherent short market exposure in typical markets. The strategy takes a long position in volatility and is best-positioned for left-tail events with very high realized volatility. The number of shares is 1,374 and requires the fund to pay interest at the rate of 0.20% on the Notional Value outstanding. The swap became effective on May 3, 2021 and expired on February 4, 2022. (Notional Value $192,825)	$(938)
$(938)
TOTAL RETURN SWAP - (0.0)%
The Goldman Sachs Systematic Skew US Series 1D Total Return Strategy is designed to capture the spot-volatility covariance risk premium in equity markets, while minimizing exposure to volatility risk. The strategy sells 3m 15d puts and buys 3m 40d calls (delta and gamma hedged) that target a constant exposure to skew, with performance driven by Vanna. The strategy also buys 5d tail puts for added risk management. The number of shares is 1,420 and requires the fund to pay interest at the rate of 0.20% on the Notional Value outstanding. The swap became effective on May 28, 2021 and expired on February 4, 2022. (Notional Value $192,000)	$—
$—

See accompanying notes to financial statements.

JAMES ALPHA RELATIVE VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2021

Goldman Sachs Calls-vs-Calls US Series 2 Total Return Strategy Top 50 Holdings

PURCHASED CALL OPTIONS

Number of Contracts	Open Purchased Call Options	Counterparty	Notional Value at May 31, 2021	Expiration	Exercise Price	Market Value
1	S&P 500 Index	Goldman Sachs	4,891	6/18/2021	$3,910	$346
2	S&P 500 Index	Goldman Sachs	7,191	6/18/2021	$3,915	500
2	S&P 500 Index	Goldman Sachs	6,735	6/18/2021	$3,970	384
3	S&P 500 Index	Goldman Sachs	13,510	6/18/2021	$3,975	756
3	S&P 500 Index	Goldman Sachs	12,362	6/18/2021	$4,065	448
1	S&P 500 Index	Goldman Sachs	4,347	6/18/2021	$4,080	144
1	S&P 500 Index	Goldman Sachs	4,419	6/18/2021	$4,095	133
6	S&P 500 Index	Goldman Sachs	26,996	6/18/2021	$4,115	701
6	S&P 500 Index	Goldman Sachs	23,301	6/18/2021	$4,125	560
1	S&P 500 Index	Goldman Sachs	4,507	6/18/2021	$4,130	104
3	S&P 500 Index	Goldman Sachs	11,142	6/18/2021	$4,135	246
1	S&P 500 Index	Goldman Sachs	4,685	6/18/2021	$4,140	99
3	S&P 500 Index	Goldman Sachs	11,736	6/18/2021	$4,150	227
4	S&P 500 Index	Goldman Sachs	18,476	6/18/2021	$4,155	340
9	S&P 500 Index	Goldman Sachs	37,391	6/18/2021	$4,160	655
5	S&P 500 Index	Goldman Sachs	19,507	6/18/2021	$4,165	325
2	S&P 500 Index	Goldman Sachs	9,234	6/18/2021	$4,170	146
3	S&P 500 Index	Goldman Sachs	12,913	6/18/2021	$4,175	193
5	S&P 500 Index	Goldman Sachs	22,819	6/18/2021	$4,180	323
11	S&P 500 Index	Goldman Sachs	45,808	6/18/2021	$4,185	612
2	S&P 500 Index	Goldman Sachs	9,076	6/18/2021	$4,190	114
8	S&P 500 Index	Goldman Sachs	32,512	6/18/2021	$4,195	384
6	S&P 500 Index	Goldman Sachs	24,467	6/18/2021	$4,200	271
3	S&P 500 Index	Goldman Sachs	13,138	6/18/2021	$4,205	136
2	S&P 500 Index	Goldman Sachs	8,146	6/18/2021	$4,210	79
3	S&P 500 Index	Goldman Sachs	10,695	6/18/2021	$4,230	77
2	S&P 500 Index	Goldman Sachs	7,120	7/16/2021	$4,120	229
2	S&P 500 Index	Goldman Sachs	8,878	7/16/2021	$4,130	270
2	S&P 500 Index	Goldman Sachs	8,316	7/16/2021	$4,140	238
4	S&P 500 Index	Goldman Sachs	16,610	7/16/2021	$4,160	419
2	S&P 500 Index	Goldman Sachs	8,773	7/16/2021	$4,170	207
1	S&P 500 Index	Goldman Sachs	6,163	7/16/2021	$4,175	140
2	S&P 500 Index	Goldman Sachs	8,751	7/16/2021	$4,180	192
5	S&P 500 Index	Goldman Sachs	21,736	7/16/2021	$4,190	444
8	S&P 500 Index	Goldman Sachs	35,360	7/16/2021	$4,200	669
1	S&P 500 Index	Goldman Sachs	4,351	8/20/2021	$4,120	174
2	S&P 500 Index	Goldman Sachs	8,350	8/20/2021	$4,160	278
1	S&P 500 Index	Goldman Sachs	5,034	8/20/2021	$4,170	160
2	S&P 500 Index	Goldman Sachs	7,926	8/20/2021	$4,190	227
4	S&P 500 Index	Goldman Sachs	15,746	8/20/2021	$4,200	427
						12,377

WRITTEN CALL OPTIONS

Number of Contracts	Open Written Call Options	Counterparty	Notional Value at May 31, 2021	Expiration	Exercise Price	Market Value
38	Apple, Inc.	Goldman Sachs	4,740	6/18/2021	$125	8
50	Apple, Inc.	Goldman Sachs	6,185	6/18/2021	$135	106
206	Cisco Systems, Inc.	Goldman Sachs	10,825	6/18/2021	$53	186
12	Deere & Co.	Goldman Sachs	4,298	6/18/2021	$380	32
88	Exxon Mobile Corp.	Goldman Sachs	5,295	6/18/2021	$60	145
60	NextEra Energy, Inc.	Goldman Sachs	4,333	6/18/2021	$73	66
30	PepsiCo, Inc.	Goldman Sachs	4,470	6/18/2021	$145	88
31	Target Corp.	Goldman Sachs	6,981	6/18/2021	$210	542
80	US Bancorp	Goldman Sachs	4,908	6/18/2021	$60	144
52	Walmart, Inc.	Goldman Sachs	7,347	6/18/2021	$140	145
						1,462

See accompanying notes to financial statements.

JAMES ALPHA RELATIVE VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2021

Goldman Sachs Intraday Momentum ES Series 1 Excess Return Strategy Top 50 Holdings

No Open Positions

See accompanying notes to financial statements.

JAMES ALPHA RELATIVE VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2021

Goldman Sachs Long Gamma US Series 10 Total Return Strategy Top 50 Holdings

EQUITY FORWARDS

Number of			Notional Value at May
Contracts	Open Long Equity Forwards	Counterparty	31, 2021	Expiration	Exercise Price	Market Value
5	S&P 500 Index	Goldman Sachs	20,938	12/17/2021	$4,200.00	$91
4	S&P 500 Index	Goldman Sachs	18,577	3/18/2022	$4,200.00	113
4	S&P 500 Index	Goldman Sachs	17,122	6/17/2022	$4,200.00	142
						346

PURCHASED PUT OPTIONS

Number of			Notional Value at May
Contracts	Open Purchased Put Options	Counterparty	31, 2021	Expiration	Exercise Price	Market Value
3	S&P 500 Index	Goldman Sachs	13,485	6/18/2021	$1,550	$—
4	S&P 500 Index	Goldman Sachs	16,714	6/18/2021	$1,575	—
4	S&P 500 Index	Goldman Sachs	14,726	6/18/2021	$1,675	—
4	S&P 500 Index	Goldman Sachs	17,945	6/18/2021	$1,750	—
6	S&P 500 Index	Goldman Sachs	23,362	6/18/2021	$1,775	—
4	S&P 500 Index	Goldman Sachs	17,215	6/18/2021	$1,825	—
4	S&P 500 Index	Goldman Sachs	15,840	6/18/2021	$1,900	—
3	S&P 500 Index	Goldman Sachs	14,554	6/18/2021	$1,950	—
3	S&P 500 Index	Goldman Sachs	14,561	6/18/2021	$1,975	—
5	S&P 500 Index	Goldman Sachs	19,698	6/18/2021	$2,000	—
5	S&P 500 Index	Goldman Sachs	19,983	6/18/2021	$2,025	—
4	S&P 500 Index	Goldman Sachs	16,898	6/18/2021	$2,050	—
4	S&P 500 Index	Goldman Sachs	14,999	6/18/2021	$2,075	—
4	S&P 500 Index	Goldman Sachs	15,528	6/18/2021	$2,125	—
4	S&P 500 Index	Goldman Sachs	16,574	6/18/2021	$2,150	—
3	S&P 500 Index	Goldman Sachs	13,487	6/18/2021	$2,175	—
4	S&P 500 Index	Goldman Sachs	17,884	6/18/2021	$2,250	—
4	S&P 500 Index	Goldman Sachs	15,032	6/18/2021	$2,400	—
3	S&P 500 Index	Goldman Sachs	14,190	6/18/2021	$2,425	—
4	S&P 500 Index	Goldman Sachs	15,514	9/17/2021	$1,800	6
8	S&P 500 Index	Goldman Sachs	34,511	9/17/2021	$1,850	14
5	S&P 500 Index	Goldman Sachs	23,048	9/17/2021	$1,900	10
4	S&P 500 Index	Goldman Sachs	14,891	9/17/2021	$1,950	8
5	S&P 500 Index	Goldman Sachs	19,962	9/17/2021	$2,225	17
6	S&P 500 Index	Goldman Sachs	23,398	9/17/2021	$2,250	20
4	S&P 500 Index	Goldman Sachs	15,552	9/17/2021	$2,275	14
4	S&P 500 Index	Goldman Sachs	15,821	9/17/2021	$2,325	16
3	S&P 500 Index	Goldman Sachs	14,413	9/17/2021	$2,400	16
5	S&P 500 Index	Goldman Sachs	19,411	9/17/2021	$2,500	26
3	S&P 500 Index	Goldman Sachs	13,255	9/17/2021	$2,525	18
6	S&P 500 Index	Goldman Sachs	24,525	12/17/2021	$2,125	48
5	S&P 500 Index	Goldman Sachs	19,777	12/17/2021	$2,150	40
4	S&P 500 Index	Goldman Sachs	18,892	12/17/2021	$2,175	40
4	S&P 500 Index	Goldman Sachs	14,972	12/17/2021	$2,200	33
4	S&P 500 Index	Goldman Sachs	17,938	12/17/2021	$2,250	42
4	S&P 500 Index	Goldman Sachs	17,332	12/17/2021	$2,450	55
4	S&P 500 Index	Goldman Sachs	16,544	12/17/2021	$2,500	57
6	S&P 500 Index	Goldman Sachs	23,499	12/17/2021	$2,525	84
4	S&P 500 Index	Goldman Sachs	16,668	12/17/2021	$2,550	62
4	S&P 500 Index	Goldman Sachs	15,531	12/17/2021	$2,575	60
5	S&P 500 Index	Goldman Sachs	21,849	12/17/2021	$2,800	119
4	S&P 500 Index	Goldman Sachs	16,334	3/18/2022	$2,050	48
4	S&P 500 Index	Goldman Sachs	16,958	3/18/2022	$2,100	54
5	S&P 500 Index	Goldman Sachs	22,825	3/18/2022	$2,150	78
3	S&P 500 Index	Goldman Sachs	13,627	3/18/2022	$2,500	79
3	S&P 500 Index	Goldman Sachs	14,302	3/18/2022	$2,600	96
4	S&P 500 Index	Goldman Sachs	14,964	4/14/2022	$2,500	98
						1,258

See accompanying notes to financial statements.

JAMES ALPHA RELATIVE VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2021

Goldman Sachs Systematic Skew US Series 1D Total Return Strategy Top 50 Holdings

EQUITY FORWARDS

Number of			Notional Value at May
Contracts	Open Short Equity Forwards	Counterparty	31, 2021	Expiration	Exercise Price	Market Value
55	S&P 500 Index	Goldman Sachs	232,928	6/18/2021	$4,205.00	$320
43	S&P 500 Index	Goldman Sachs	181,611	7/16/2021	$4,200.00	130
23	S&P 500 Index	Goldman Sachs	98,245	8/20/2021	$4,200.00	162
8	S&P 500 Index	Goldman Sachs	34,833	9/17/2021	$4,200.00	89
						701

PURCHASED PUT OPTIONS

Number of			Notional Value at May
Contracts	Open Purchased Put Options	Counterparty	31, 2021	Expiration	Exercise Price	Market Value
13	S&P 500 Index	Goldman Sachs	54,919	6/18/2021	$1,925	$—
9	S&P 500 Index	Goldman Sachs	37,199	6/18/2021	$1,950	—
23	S&P 500 Index	Goldman Sachs	95,524	6/18/2021	$1,975	1
12	S&P 500 Index	Goldman Sachs	50,121	6/18/2021	$2,150	1
8	S&P 500 Index	Goldman Sachs	33,791	6/18/2021	$2,175	—
11	S&P 500 Index	Goldman Sachs	44,160	6/18/2021	$2,275	1
9	S&P 500 Index	Goldman Sachs	36,558	6/18/2021	$2,475	1
8	S&P 500 Index	Goldman Sachs	34,839	6/18/2021	$2,700	2
10	S&P 500 Index	Goldman Sachs	42,019	6/18/2021	$2,950	4
10	S&P 500 Index	Goldman Sachs	41,429	6/18/2021	$3,060	5
8	S&P 500 Index	Goldman Sachs	35,183	6/18/2021	$3,070	5
14	S&P 500 Index	Goldman Sachs	57,267	6/18/2021	$3,220	11
10	S&P 500 Index	Goldman Sachs	40,112	7/16/2021	$1,950	3
16	S&P 500 Index	Goldman Sachs	65,905	7/16/2021	$2,000	5
9	S&P 500 Index	Goldman Sachs	35,923	7/16/2021	$2,400	7
12	S&P 500 Index	Goldman Sachs	49,481	7/16/2021	$2,450	11
13	S&P 500 Index	Goldman Sachs	55,219	7/16/2021	$2,550	15
13	S&P 500 Index	Goldman Sachs	55,386	7/16/2021	$2,600	17
10	S&P 500 Index	Goldman Sachs	41,770	7/16/2021	$2,640	14
15	S&P 500 Index	Goldman Sachs	62,895	7/16/2021	$2,790	29
8	S&P 500 Index	Goldman Sachs	33,596	7/16/2021	$2,870	18
16	S&P 500 Index	Goldman Sachs	68,037	7/16/2021	$2,910	39
15	S&P 500 Index	Goldman Sachs	61,748	8/20/2021	$2,200	28
23	S&P 500 Index	Goldman Sachs	95,807	8/20/2021	$2,300	53
16	S&P 500 Index	Goldman Sachs	65,626	8/20/2021	$2,350	40
13	S&P 500 Index	Goldman Sachs	54,539	8/20/2021	$2,450	40
12	S&P 500 Index	Goldman Sachs	49,496	8/20/2021	$2,550	44
						394

WRITTEN PUT OPTIONS

Number of			Notional Value at May
Contracts	Open Written Put Options	Counterparty	31, 2021	Expiration	Exercise Price	Market Value
12	S&P 500 Index	Goldman Sachs	51,476	6/18/2021	$3,410	15
9	S&P 500 Index	Goldman Sachs	36,012	6/18/2021	$3,450	12
9	S&P 500 Index	Goldman Sachs	36,558	6/18/2021	$3,610	19
10	S&P 500 Index	Goldman Sachs	40,312	6/18/2021	$3,825	47
8	S&P 500 Index	Goldman Sachs	33,683	6/18/2021	$3,840	42
8	S&P 500 Index	Goldman Sachs	35,183	6/18/2021	$3,875	52
13	S&P 500 Index	Goldman Sachs	54,698	6/18/2021	$3,885	85
8	S&P 500 Index	Goldman Sachs	33,932	6/18/2021	$3,965	81
15	S&P 500 Index	Goldman Sachs	64,456	7/16/2021	$3,660	191
10	S&P 500 Index	Goldman Sachs	43,806	7/16/2021	$3,710	149
10	S&P 500 Index	Goldman Sachs	40,609	7/16/2021	$3,740	151
11	S&P 500 Index	Goldman Sachs	47,887	7/16/2021	$3,750	184
11	S&P 500 Index	Goldman Sachs	44,236	7/16/2021	$3,770	180
15	S&P 500 Index	Goldman Sachs	62,895	7/16/2021	$3,830	309
8	S&P 500 Index	Goldman Sachs	33,596	7/16/2021	$3,860	182
16	S&P 500 Index	Goldman Sachs	68,037	7/16/2021	$3,890	406
10	S&P 500 Index	Goldman Sachs	42,950	8/20/2021	$3,630	291
9	S&P 500 Index	Goldman Sachs	36,629	8/20/2021	$3,640	254
8	S&P 500 Index	Goldman Sachs	33,827	8/20/2021	$3,710	274
						2,924

See accompanying notes to financial statements.

JAMES ALPHA TOTAL HEDGE PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2021

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 87.4%
	ALTERNATIVE - 3.2%
306	AlphaClone Alternative Alpha ETF	$23,665
1,457	IQ Merger Arbitrage ETF	48,780
8,213	ProShares Merger ETF	335,789
		408,234
	COMMODITY - 2.0%
13	Invesco DB Agriculture Fund	242
8,769	iShares S&P GSCI Commodity Indexed Trust(a)	135,568
210	ProShares UltraShort Bloomberg Crude Oil(a)	4,583
283	SPDR Gold Shares(a)	50,482
789	United States Commodity Index Fund(a)	31,947
3,315	United States Natural Gas Fund, L.P.(a)	34,874
		257,696
	EQUITY - 52.9%
1,201	AdvisorShares Dorsey Wright ADR ETF	79,619
923	AdvisorShares STAR Global Buy-Write ETF	36,071
1,732	Alerian MLP ETF	59,477
537	ALPS Medical Breakthroughs ETF(a)	25,030
40	ARK Innovation ETF	4,484
1	CI Active Utility & Infrastructure ETF	11
459	Columbia India Consumer ETF	24,559
960	Consumer Discretionary Select Sector SPDR Fund	165,926
181	Core Alternative ETF	5,480
42	Direxion NASDAQ-100 Equal Weighted Index Shares	3,342
346	Energy Select Sector SPDR Fund	18,065
65	First Trust Dow Jones Internet Index Fund(a)	14,678
4,194	First Trust Financial AlphaDEX Fund	191,163
575	Global SuperDividend US ETF	11,558
60	Global X MSCI Argentina ETF	1,841
498	Global X MSCI China Consumer Discretionary ETF	16,539
304	Global X MSCI Nigeria ETF	3,672
452	Global X MSCI Norway ETF	6,712
2,477	Global X SuperDividend ETF	35,520
11	Invesco DWA Consumer Cyclicals Momentum ETF	987
93	Invesco DWA Energy Momentum ETF	2,527

See accompanying notes to financial statements.

JAMES ALPHA TOTAL HEDGE PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2021

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 87.4% (Continued)
	EQUITY - 52.9% (Continued)
188	Invesco DWA Healthcare Momentum ETF(a)	$29,181
183	Invesco KBW High Dividend Yield Financial ETF	3,821
84	Invesco KBW Property & Casualty ETF	6,682
598	Invesco S&P 500 BuyWrite ETF	13,222
627	Invesco S&P 500 Pure Value ETF	50,480
6,414	Invesco S&P SmallCap Energy ETF	45,796
569	Invesco S&P SmallCap Health Care ETF(a)	105,589
696	Invesco S&P SmallCap Information Technology ETF	94,649
46	Invesco S&P SmallCap Utilities & Communication	3,019
4	Invesco Water Resources ETF	212
72	IQ US Real Estate Small Cap ETF	1,831
174	iShares China Large-Cap ETF	8,046
31	iShares Core S&P/TSX Capped Composite Index ETF	813
126	iShares Currency Hedged MSCI EAFE ETF	4,309
49	iShares Dow Jones Asia Pacific Select Dividend 50	1,485
471	iShares Edge MSCI Europe Momentum Factor UCITS ETF(a)	5,164
66	iShares EURO STOXX Mid UCITS ETF	5,618
474	iShares Expanded Tech-Software Sector ETF	170,119
25	iShares Exponential Technologies ETF	1,544
6	iShares Global Financials ETF	487
131	iShares Global Materials ETF	12,508
606	iShares Latin America 40 ETF	18,562
1,945	iShares Micro-Cap ETF	290,933
256	iShares Mortgage Real Estate ETF	9,469
810	iShares MSCI All Country Asia ex Japan ETF	76,407
106	iShares MSCI Australia ETF	2,834
242	iShares MSCI Brazil ETF	9,416
1,077	iShares MSCI China Small-Cap ETF	60,818
548	iShares MSCI EAFE ETF	44,295
947	iShares MSCI Emerging Markets ETF	51,962
998	iShares MSCI Emerging Markets Small-Cap ETF	61,237
1,727	iShares MSCI Frontier and Sele	55,506
452	iShares MSCI Hong Kong ETF	12,701
2,206	iShares MSCI India Small-Cap ETF	115,936

See accompanying notes to financial statements.

JAMES ALPHA TOTAL HEDGE PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2021

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 87.4% (Continued)
	EQUITY - 52.9% (Continued)
192	iShares MSCI Ireland ETF	$11,526
910	iShares MSCI Japan ETF	62,408
307	iShares MSCI Japan Small-Cap ETF	24,581
141	iShares MSCI Mexico ETF	6,784
46	iShares MSCI Poland ETF	1,037
284	iShares MSCI South Africa ETF	15,078
253	iShares MSCI Taiwan ETF	15,777
211	iShares MSCI Thailand ETF	17,125
1,239	iShares MSCI UAE ETF	18,412
287	iShares MSCI United Kingdom ETF	9,698
2,459	iShares MSCI United Kingdom Small-Cap ETF	121,868
1,006	iShares Nasdaq Biotechnology ETF	152,862
1,297	iShares Russell 1000 Growth ETF	332,214
478	iShares Russell 1000 Value ETF	77,020
1,713	iShares Russell 2000 ETF	386,282
2,322	iShares Russell 2000 Growth ETF	692,280
2,962	iShares Russell 2000 Value ETF	496,224
2,863	iShares Russell Mid-Cap Growth ETF	303,707
2,303	iShares Russell Mid-Cap Value ETF	268,783
552	iShares S&P Mid-Cap 400 Growth ETF	44,254
5	iShares S&P/TSX Global Gold Index ETF	86
963	iShares S&P/TSX SmallCap Index ETF	15,880
224	iShares STOXX Europe 600 Banks UCITS ETF DE	3,812
158	iShares STOXX Europe 600 Basic Resources UCITS ETF	11,854
66	iShares STOXX Europe 600 Insurance UCITS ETF DE	2,538
115	iShares STOXX Europe 600 Utilities UCITS ETF DE	5,460
148	iShares U.S. Financial Services ETF	27,874
45	iShares U.S. Healthcare Providers ETF	12,212
68	iShares US Financials ETF	5,605
156	iShares US Pharmaceuticals ETF	28,766
595	KraneShares CSI China Internet ETF	41,888
644	Materials Select Sector SPDR Fund	56,195
22	SPDR Dow Jones Global Real Estate ETF	1,127
40	SPDR EURO STOXX 50 ETF	1,944

See accompanying notes to financial statements.

JAMES ALPHA TOTAL HEDGE PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2021

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 87.4% (Continued)
	EQUITY - 52.9% (Continued)
2,093	SPDR S&P Emerging Asia Pacific ETF	$279,771
216	SPDR S&P Insurance ETF	8,595
432	SPDR S&P Metals & Mining ETF	20,079
89	SPDR S&P Oil & Gas Exploration & Production ETF	7,927
109	SPDR S&P Regional Banking ETF	7,705
3,973	VanEck Vectors Africa Index ETF	89,710
1,877	VanEck Vectors Brazil Small-Cap ETF	43,828
2,400	VanEck Vectors ChinaAMC SME-Ch	125,000
45	VanEck Vectors Israel ETF	2,104
92	VanEck Vectors Low Carbon Energy ETF	13,806
180	VanEck Vectors Mortgage REIT Income ETF	3,508
2	VanEck Vectors Rare Earth/Strategic Metals ETF	167
1,987	VanEck Vectors Russia ETF	55,894
829	VanEck Vectors Russia Small-Cap ETF	30,891
219	VanEck Vectors Semiconductor ETF	54,573
94	VanEck Vectors Unconventional Oil & Gas ETF	11,312
1,409	VanEck Vectors Vietnam ETF	27,729
230	Vanguard FTSE Canadian High Dividend Yield Index	7,578
3,584	Vanguard FTSE Emerging Markets ETF	193,106
115	Vanguard Real Estate ETF	11,486
1,607	Vanguard Total World Stock ETF	165,376
752	WisdomTree Emerging Markets SmallCap Dividend Fund	40,616
466	WisdomTree Europe SmallCap Dividend Fund	35,602
316	WisdomTree International SmallCap Dividend Fund	24,193
2,034	WisdomTree Japan Hedged SmallCap Equity Fund	88,741
1,631	Xtrackers Harvest CSI 300 China A-Shares ETF	68,698
353	Xtrackers Harvest CSI 500 China A-Shares ETF	13,472
252	Xtrackers MSCI All China Equity ETF	11,702
		6,798,242
	FIXED INCOME - 28.8%
66	Direxion Daily 20 Year Plus Treasury Bull 3x	1,542
31	First Trust Emerging Markets Local Currency Bond	1,102
14,265	First Trust Senior Loan ETF	684,578
787	Global X SuperIncome Preferred ETF	9,436

See accompanying notes to financial statements.

JAMES ALPHA TOTAL HEDGE PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2021

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 87.4% (Continued)
	FIXED INCOME - 28.8% (Continued)
13,984	High Yield ETF	$452,942
3,727	Highland/iBoxx Senior Loan ETF	60,042
698	Invesco Financial Preferred ETF	13,255
10,054	Invesco Global Short Term High Yield Bond ETF	222,294
457	Invesco Senior Loan ETF	10,145
1,035	Invesco Variable Rate Preferred ETF	27,024
109	iShares 7-10 Year Treasury Bond ETF	12,470
15,085	iShares Barclays USD Asia High Yield Bond Index	157,789
14	iShares Convertible Bond ETF	1,377
42	iShares Core U.S. Aggregate Bond ETF	4,811
353	iShares Floating Rate Bond ETF	17,932
1,474	iShares iBoxx High Yield Corporate Bond ETF	128,503
225	iShares JP Morgan USD Emerging Markets Bond ETF	25,169
12	iShares MBS ETF	1,300
246	iShares National Muni Bond ETF	28,775
1,539	iShares Preferred & Income Securities ETF	59,790
565	PIMCO Enhanced Short Maturity Active ETF	57,636
6,446	SPDR Blackstone Senior Loan ET	297,676
4,707	SPDR Bloomberg Barclays Convertible Securities ETF	396,659
1,357	SPDR Bloomberg Barclays Euro High Yield Bond UCITS	95,486
362	SPDR Bloomberg Barclays High Yield Bond ETF	39,425
5,912	SPDR Doubleline Total Return Tactical ETF	285,904
1,465	SPDR Nuveen Bloomberg Barclays High Yield	88,457
8,273	VanEck Vectors Emerging Markets High Yield Bond	197,559
4,189	VanEck Vectors Fallen Angel High Yield Bond ETF	134,928
2,514	VanEck Vectors International High Yield Bond ETF	65,590
76	VanEck Vectors J.P. Morgan EM Local Currency Bond	2,422
924	Vanguard Mortgage-Backed Securities ETF	49,392
915	Vanguard Total International Bond ETF, ETF SHARES	52,091
657	WisdomTree Emerging Markets Local Debt Fund	21,734
41	WisdomTree Interest Rate Hedged High Yield Bond	905
		3,706,140

See accompanying notes to financial statements.

JAMES ALPHA TOTAL HEDGE PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2021

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 87.4% (Continued)
	MIXED ALLOCATION - 0.5%
2,462	iShares Morningstar Multi-Asset Income ETF	$59,039

	SPECIALTY - 0.0%
61	Invesco DB US Dollar Index Bullish Fund(a)	1,477
75	ProShares Short VIX Short-Term Futures ETF(a)	3,889
		5,366

	TOTAL EXCHANGE-TRADED FUNDS (Cost $10,702,680)	11,234,717

	EXCHANGE-TRADED NOTES — 0.0%
	COMMODITY - 0.0%
41	iPath Series B Bloomberg Coffee Subindex Total(a)	1,892
20	iPath Series B Bloomberg Grains Subindex Total(a)	1,321
		3,213
	SPECIALTY - 0.0%
8	iPath Series B S&P 500 VIX Short-Term Futures ETN(a)	278

	TOTAL EXCHANGE-TRADED NOTES (Cost $3,202)	3,491

	OPEN END FUNDS — 5.4%
	ALTERNATIVE - 3.9%
44,366	James Alpha Managed Risk Domestic Equity Portfolio, Class R6	500,444

	FIXED INCOME - 1.5%
17,637	James Alpha Structured Credit Value Portfolio, Class R6	197,362

	TOTAL OPEN END FUNDS (Cost $685,298)	697,806

See accompanying notes to financial statements.

JAMES ALPHA TOTAL HEDGE PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2021

TOTAL INVESTMENTS - 92.8% (Cost $11,391,180)	$11,936,014
OTHER ASSETS IN EXCESS OF LIABILITIES- 7.2%	925,044
NET ASSETS - 100.0%	$12,861,058

					Unrealized
Foreign Currency	Settlement Date	Counterparty	Local Currency	U.S. Dollar Value	Appreciation/ (Depreciation)
To Buy:
British Pound	06/24/2021	Brown Brothers Harriman	7,577	$10,743	$(9)
Swiss Franc	06/24/2021	Brown Brothers Harriman	17,737	19,718	(81)
				$30,461	$(90)

To Sell:
Australian Dollar	06/24/2021	Brown Brothers Harriman	9,787	$7,546	$89
Canadian Dollar	06/24/2021	Brown Brothers Harriman	79,068	65,451	84
Euro	06/24/2021	Brown Brothers Harriman	194,982	237,619	925
Japanese Yen	06/24/2021	Brown Brothers Harriman	23,141,775	210,465	2,117
Mexican Peso	06/24/2021	Brown Brothers Harriman	20,192	1,009	5
				$522,090	$3,220

Total					$3,130

EAFE - Europe, Australasia and Far East

ETF - Exchange-Traded Fund

LP - Limited Partnership

MSCI - Morgan Stanley Capital International

REIT - Real Estate Investment Trust

SPDR - Standard & Poor’s Depositary Receipt

(a)	Non-income producing security.

See accompanying notes to financial statements.

JAMES ALPHA TOTAL HEDGE PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2021

	TOTAL RETURN SWAP - 0.0%

							Unrealized
							Appreciation/
Notional Amount	Reference Entity	Shares	Counterparty	Maturity Date	Pay/Receive Fixed Rate	Variable Rate	(Depreciation)
846,201	S&P 500 Equal Weighted Index	140	Goldman Sachs	5/20/2022	Pay	0.5053	$—
							$—

Unrealized
Appreciation/
(Depreciation)
TOTAL RETURN SWAP - 1.2%
The Deutsche Bank Total Return Swap provides exposure to the daily, total returns of the James Alpha Index, a proprietary index of the London Branch of Deutsche Bank AG. The number of shares is 14,608 and requires the fund to pay interest at the rate of 0.38% on the Notional Value outstanding. The James Alpha Index features a basket of commodity trading advisor (“CTA”) programs selected by James Alpha Advisors, LLC from an approved list of third-party managers offered through Deutsche Bank AG on its DB Select platform. The James Alpha Index comprises a diversified collection of strategy and style types, including trend following, short-term trading, discretionary, global macro, and sector specialists. According to the terms of the swap, James Alpha Advisors, LLC can modify the James Alpha Index as frequently as daily, on a T+1 basis, by adjusting the notional value of the James Alpha Index, or by adding, deleting, or re-weighting the constituent CTA programs. The swap became effective on August 2, 2018, and has a term of three years there from unless terminated earlier. (Notional Value $1,000,000)	$170,343
$170,343

TOTAL RETURN SWAP - (0.0)%
The Goldman Sachs Calls-vs-Calls US Series 2 Total Return Strategy is designed to extract dislocated call premiums from S&P 500 constituents; the strategy sells call options on a daily basis across top 100 constituents of the SPX where the term structure is most inverted. The stocks are picked with constraints on leverage, beta towards SPX and tracking error. The strategy also purchases an ATM call option on SPX to mitigate market risk. The number of shares is 2,361 and requires the fund to pay interest at the rate of 0.20% on the Notional Value outstanding. The swap became effective on May 28, 2021 and expires on February 4, 2022. (Notional Value $292,000)	$—
$—

TOTAL RETURN SWAP - (0.0)%
The Goldman Sachs i -Select III Series 88 Excess Return Strategy (“GS i-Select”) is a synthetic rules-based proprietary strategy created by Goldman Sachs International as strategy sponsor. The GS i-Select Index includes strategies of the GS Risk Premia Universe that were selected by James Alpha. The GS i-Select Index is actively managed by James Alpha. The Index features 15 Portfolio Constituents that James Alpha Advisors, LLC determines the daily waiting of each constituent within the GS i -Select Index. The GS i-Select Index is comprised a diversified collection of strategy and style types, including equity, interest rates, FX, commodities, and credit based strategies such as imbalance, volatility carry, carry, momentum, low beta, and quality. According to the terms of the GS i-Select Index, James Alpha Advisors, LLC can modify the GS i-Select Index as frequently as daily, by adjusting the notional value of the GS i-Select Index, or by adding, deleting, or re-weighting the constituent Indexes in the GS i-Select Index. The swap became effective on May 19, 2020, and has a term of one year there from unless terminated earlier. The number of shares is 5,106 and requires the fund to pay interest at the rate of 0.25% on the Notional Value outstanding. The swap became effective on May 28, 2021 and expires on February 9, 2022. (Notional Value $513,969)	$252
$252

TOTAL RETURN SWAP - (0.0)%
The Goldman Sachs Intraday Momentum ES Series 1 Excess Return Strategy aims to capture intraday trend risk premium on the S&P 500. There is empirical evidence that the returns in the earlier part of the day tend to continue in the same direction in the subsequent part of the day, across several markets, including equities. The strategy attempts to monetize this historical tendency for intraday trends from the previous close to extend unto the following close: 1) Every day after the open, the strategy buys futures if markets are rising since the previous close; conversely, it sells futures if markets are falling since previous close. 2) The strategy monitors market moves every 30-minutes to reactively modify its positioning if a new trend appears. 3) All positions are exited at the close. The number of shares is 2,543 and requires the fund to pay interest at the rate of 0.20% on the Notional Value outstanding. The swap became effective on May 3, 2021 and expires on February 4, 2022. (Notional Value $293,200)	$(537)
$(537)

TOTAL RETURN SWAP - (0.0)%
Goldman Sachs Long Gamma US Series 10 Excess Return Strategy attempts to provide protection in tail scenarios through a levered position in delta-hedged put options. The strategy buys 12m 10-delta S&P Put options and delta-hedges them to attempt to neutralize the inherent short market exposure in typical markets. The strategy takes a long position in volatility and is best-positioned for left -tail events with very high realized volatility. The number of shares is 2,086 and requires the fund to pay interest at the rate of 0.20% on the Notional Value outstanding. The swap became effective on May 3, 2021 and expires on February 4, 2022. (Notional Value $300,704)	$(1,379)
$(1,379)

TOTAL RETURN SWAP - (0.0)%
The Goldman Sachs Systematic Skew US Series 1D Total Return Strategy is designed to capture the spot-volatility covariance risk premium in equity markets, while minimizing exposure to volatility risk. The strategy sells 3m 15d puts and buys 3m 40d calls (delta and gamma hedged) that target a constant exposure to skew, with performance driven by Vanna. The strategy also buys 5d tail puts for added risk management. The number of shares is 2,160 and requires the fund to pay interest at the rate of 0.20% on the Notional Value outstanding. The swap became effective on May 28, 2021 and expires on February 4, 2022. (Notional Value $292,000)	$—
$—

See accompanying notes to financial statements.

JAMES ALPHA TOTAL HEDGE PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2021

James Alpha Deutsche Bank Swap Top 50 Holdings

FUTURES CONTRACTS*

					Unrealized	Percentage of Total
Number of			Notional Value at		Appreciation/	Return Swap
Contracts	Open Long Future Contracts	Counterparty	May 31, 2021	Expiration	(Depreciation)	Unrealized Gain/Loss
0	10 year Italian Bond	Deutsche Bank	57,018	6/8/2021	$(4,839)	(2.84)%
0	10 year US Treasury Notes	Deutsche Bank	43,418	9/21/2021	(988)	(0.58)%
1	2 year Euro-Schatz	Deutsche Bank	168,094	6/8/2021	(130)	(0.08)%
0	3 month Sterling	Deutsche Bank	65,371	9/15/2021	—	0.00%
2	3 month Sterling	Deutsche Bank	317,629	12/15/2021	(19)	(0.01)%
2	3 month Sterling	Deutsche Bank	312,484	3/16/2022	(71)	(0.04)%
1	3 month Sterling	Deutsche Bank	177,060	6/15/2022	(32)	(0.02)%
0	3 month Sterling	Deutsche Bank	59,150	9/21/2022	(49)	(0.03)%
1	3 month Sterling	Deutsche Bank	107,619	12/21/2022	(1)	(0.00)%
1	90 Day Bank Accepted Bill Future	Deutsche Bank	128,279	3/10/2022	11	0.01%
1	Brent Crude Monthly Future	Deutsche Bank	51,700	7/30/2021	1,406	0.83%
1	CAD/USD	Deutsche Bank	102,227	6/15/2021	2,473	1.45%
0	Copper Future	Deutsche Bank	41,192	7/28/2021	2,829	1.66%
0	DAX Index Future	Deutsche Bank	86,077	6/18/2021	1,578	0.93%
7	DJ EURO STOXX Banks Future	Deutsche Bank	42,718	6/18/2021	168,503	98.92%
0	E-Mini Nasdaq-100	Deutsche Bank	110,979	6/18/2021	2,986	1.75%
1	E-Mini S&P 500	Deutsche Bank	109,492	6/18/2021	(27,314)	(16.03)%
1	Eurodollar	Deutsche Bank	216,768	12/13/2021	128	0.08%
0	Eurodollar	Deutsche Bank	63,243	3/14/2022	23	0.01%
0	Eurodollar	Deutsche Bank	56,815	6/13/2022	24	0.01%
0	Eurodollar	Deutsche Bank	49,232	9/19/2022	—	0.00%
0	Eurodollar	Deutsche Bank	66,279	12/19/2022	19	0.01%
1	Eurodollar	Deutsche Bank	348,661	3/13/2023	29	0.02%
1	Eurodollar	Deutsche Bank	140,751	9/18/2023	(30)	(0.02)%
0	FTSE 100 Index Future	Deutsche Bank	44,710	6/18/2021	11,743	6.89%
1	FTSE Taiwan Index Future	Deutsche Bank	45,341	6/29/2021	906	0.53%
1	Gold	Deutsche Bank	136,688	8/27/2021	351	0.21%
0	Hang Seng Index	Deutsche Bank	73,694	6/29/2021	443	0.26%
0	Mini Japanese Goverment Bond Future	Deutsche Bank	44,007	6/11/2021	3	0.00%
0	S&P Canada 60 Index Future	Deutsche Bank	66,007	6/17/2021	1,247	0.73%
1	Three Month Canadian Bankers Acceptance Future	Deutsche Bank	111,600	3/14/2022	(52)	(0.03)%
					161,177

					Unrealized	Percentage of Total
Number of			Notional Value at		Appreciation/	Return Swap
Contracts	Open Short Future Contracts	Counterparty	May 31, 2021	Expiration	(Depreciation)	Unrealized Gain
(1)	10 year Australian Treasury Bond Future	Deutsche Bank	107,748	6/15/2021	(900)	(0.53)%
(1)	10 year Canadian Govt Bond	Deutsche Bank	92,314	9/21/2021	(340)	(0.20)%
(0)	10 year Japanese Government Bond	Deutsche Bank	93,652	6/14/2021	(163)	(0.10)%
(0)	3 month Euro (EURIBOR)	Deutsche Bank	73,572	9/19/2022	3	0.00%
(0)	3 month Euro (EURIBOR)	Deutsche Bank	73,550	12/19/2022	6	0.00%
(2)	3 month Euro (EURIBOR)	Deutsche Bank	572,618	3/13/2023	(20)	(0.01)%
(0)	3 month Euro (EURIBOR)	Deutsche Bank	127,806	9/18/2023	70	0.04%
(1)	3 month Sterling	Deutsche Bank	213,575	3/15/2023	(31)	(0.02)%
(1)	5 year US Treasury Notes	Deutsche Bank	108,247	9/30/2021	(3,434)	(2.02)%
(1)	CHF/USD	Deutsche Bank	86,509	6/14/2021	(2,728)	(1.60)%
(2)	Euro-BOBL	Deutsche Bank	321,329	6/8/2021	(233)	(0.14)%
(1)	Euro-BUND	Deutsche Bank	280,227	6/8/2021	6,452	3.79%
(0)	Eurodollar	Deutsche Bank	69,804	12/18/2023	(117)	(0.07)%
(1)	Euro-OAT Future	Deutsche Bank	159,775	6/8/2021	(17)	(0.01)%
(2)	JPY/USD	Deutsche Bank	196,731	6/14/2021	1,081	0.63%
(0)	Long Gilt Future	Deutsche Bank	70,203	9/28/2021	(2,942)	(1.73)%
					(3,313)

	TOTAL FUTURES CONTRACTS				$157,864

PURCHASED PUT OPTION*

						Percentage of Total
		Notional Value at May			Unrealized	Return Swap
Description	Counterparty	31, 2021	Expiration	Strike Price	Appreciation	Unrealized Gain
CNH/USD	Deutsche Bank	245,786	11/17/2021	6.00	$164	0.10%

FORWARD CURRENCY CONTRACTS +*

							Unrealized	Percentage of Total
Settlement							Appreciation /	Return Swap
Date	Units to Receive/Deliver	Counterparty		In Exchange For		US Dollar Value	(Depreciation)	Unrealized Gain/Loss
To Buy:
6/11/2021	61,350	Deutsche Bank	CHF	67,537	USD	66,880	(657)	(0.39)%
6/11/2021	70,488	Deutsche Bank	USD	58,468	EUR	59,229	761	0.45%
TOTAL FORWARD CURRENCY CONTRACTS							104

All Other Investments							12,211
Total Unrealized Appreciation of Swap							$170,343

+	Foreign currency transactions are done by notional and not by contracts

*	Non-income producing securities

Currency Abbreviations:

CAD - Canadian Dollar

CHF - Swiss Franc

CNH - Chinese Yuan Renminbi

EUR - Euro

JPY - Japanese Yen

USD - U.S. Dollar

See accompanying notes to financial statements.

JAMES ALPHA TOTAL HEDGE PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2021

Goldman Sachs Calls-vs-Calls US Series 2 Total Return Strategy Top 50 Holdings

PURCHASED CALL OPTIONS

Number of Contracts	Open Purchased Call Options	Counterparty	Notional Value at May 31, 2021	Expiration	Exercise Price	Market Value
1	S&P 500 Index	Goldman Sachs	4,891	6/18/2021	$3,910	$346
2	S&P 500 Index	Goldman Sachs	7,191	6/18/2021	$3,915	500
2	S&P 500 Index	Goldman Sachs	6,735	6/18/2021	$3,970	384
3	S&P 500 Index	Goldman Sachs	13,510	6/18/2021	$3,975	756
3	S&P 500 Index	Goldman Sachs	12,362	6/18/2021	$4,065	448
1	S&P 500 Index	Goldman Sachs	4,347	6/18/2021	$4,080	144
1	S&P 500 Index	Goldman Sachs	4,419	6/18/2021	$4,095	133
6	S&P 500 Index	Goldman Sachs	26,996	6/18/2021	$4,115	701
6	S&P 500 Index	Goldman Sachs	23,301	6/18/2021	$4,125	560
1	S&P 500 Index	Goldman Sachs	4,507	6/18/2021	$4,130	104
3	S&P 500 Index	Goldman Sachs	11,142	6/18/2021	$4,135	246
1	S&P 500 Index	Goldman Sachs	4,685	6/18/2021	$4,140	99
3	S&P 500 Index	Goldman Sachs	11,736	6/18/2021	$4,150	227
4	S&P 500 Index	Goldman Sachs	18,476	6/18/2021	$4,155	340
9	S&P 500 Index	Goldman Sachs	37,391	6/18/2021	$4,160	655
5	S&P 500 Index	Goldman Sachs	19,507	6/18/2021	$4,165	325
2	S&P 500 Index	Goldman Sachs	9,234	6/18/2021	$4,170	146
3	S&P 500 Index	Goldman Sachs	12,913	6/18/2021	$4,175	193
5	S&P 500 Index	Goldman Sachs	22,819	6/18/2021	$4,180	323
11	S&P 500 Index	Goldman Sachs	45,808	6/18/2021	$4,185	612
2	S&P 500 Index	Goldman Sachs	9,076	6/18/2021	$4,190	114
8	S&P 500 Index	Goldman Sachs	32,512	6/18/2021	$4,195	384
6	S&P 500 Index	Goldman Sachs	24,467	6/18/2021	$4,200	271
3	S&P 500 Index	Goldman Sachs	13,138	6/18/2021	$4,205	136
2	S&P 500 Index	Goldman Sachs	8,146	6/18/2021	$4,210	79
3	S&P 500 Index	Goldman Sachs	10,695	6/18/2021	$4,230	77
2	S&P 500 Index	Goldman Sachs	7,120	7/16/2021	$4,120	229
2	S&P 500 Index	Goldman Sachs	8,878	7/16/2021	$4,130	270
2	S&P 500 Index	Goldman Sachs	8,316	7/16/2021	$4,140	238
4	S&P 500 Index	Goldman Sachs	16,610	7/16/2021	$4,160	419
2	S&P 500 Index	Goldman Sachs	8,773	7/16/2021	$4,170	207
1	S&P 500 Index	Goldman Sachs	6,163	7/16/2021	$4,175	140
2	S&P 500 Index	Goldman Sachs	8,751	7/16/2021	$4,180	192
5	S&P 500 Index	Goldman Sachs	21,736	7/16/2021	$4,190	444
8	S&P 500 Index	Goldman Sachs	35,360	7/16/2021	$4,200	669
1	S&P 500 Index	Goldman Sachs	4,351	8/20/2021	$4,120	174
2	S&P 500 Index	Goldman Sachs	8,350	8/20/2021	$4,160	278
1	S&P 500 Index	Goldman Sachs	5,034	8/20/2021	$4,170	160
2	S&P 500 Index	Goldman Sachs	7,926	8/20/2021	$4,190	227
4	S&P 500 Index	Goldman Sachs	15,746	8/20/2021	$4,200	427
						12,377

WRITTEN CALL OPTIONS

Number of Contracts	Open Written Call Options	Counterparty	Notional Value at May 31, 2021	Expiration	Exercise Price	Market Value
50	Apple, Inc.	Goldman Sachs	6,185	6/18/2021	$125	106
38	Apple, Inc.	Goldman Sachs	4,740	6/18/2021	$135	8
206	Cisco Systems, Inc.	Goldman Sachs	10,825	6/18/2021	$53	186
12	Deere & Co.	Goldman Sachs	4,298	6/18/2021	$380	32
88	Exxon Mobile Corp.	Goldman Sachs	5,295	6/18/2021	$60	145
60	NextEra Energy, Inc.	Goldman Sachs	4,333	6/18/2021	$73	66
30	PepsiCo, Inc.	Goldman Sachs	4,470	6/18/2021	$145	88
31	Target Corp.	Goldman Sachs	6,981	6/18/2021	$210	542
80	US Bancorp	Goldman Sachs	4,908	6/18/2021	$60	144
52	Walmart, Inc.	Goldman Sachs	7,347	6/18/2021	$140	145
						1,462

See accompanying notes to financial statements.

JAMES ALPHA TOTAL HEDGE PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2021

Goldman Sachs i-Select III Series 88 Excess Return Strategy Top 50 Holdings

FUTURES CONTRACTS*

Number of			Notional Value at May
Contracts	Open Long Future Contracts	Counterparty	31, 2021		Expiration
0	3 Month Euro Euribor Future	Goldman Sachs	$26,730		9/13/2021
0	3 Month Euro Euribor Future	Goldman Sachs	26,729		12/13/2021
0	3 Month Euro Euribor Future	Goldman Sachs	26,726		3/14/2022
0	3 Month Euro Euribor Future	Goldman Sachs	26,724		6/13/2022
0	3 Month Euro Euribor Future	Goldman Sachs	26,722		9/19/2022
0	90 Day Sterling Future	Goldman Sachs	42,562		9/15/2021
0	90 Day Sterling Future	Goldman Sachs	42,555		12/15/2021
0	90 Day Sterling Future	Goldman Sachs	42,517		3/16/2022
0	90 Day Sterling Future	Goldman Sachs	42,500		6/15/2022
0	90 Day Sterling Future	Goldman Sachs	42,477		9/21/2022
0	CBOT 2 Year US Treasury Note Future	Goldman Sachs	63,889		9/30/2021
1	CBOT 5 Year US Treasury Note	Goldman Sachs	73,557		9/30/2021
0	CBOT 5 Year US Treasury Note	Goldman Sachs	40,846		9/30/2021
0	CBOT Soybean Future	Goldman Sachs	4,057		11/12/2021
0	CBOT Wheat Future	Goldman Sachs	6,834		12/14/2021
0	CME 3 Month Eurodollar Future	Goldman Sachs	63,787		9/13/2021
0	CME 3 Month Eurodollar Future	Goldman Sachs	63,759		12/13/2021
0	CME 3 Month Eurodollar Future	Goldman Sachs	63,768		3/14/2022
0	CME 3 Month Eurodollar Future	Goldman Sachs	63,738		6/13/2022
0	CME 3 Month Eurodollar Future	Goldman Sachs	63,687		9/19/2022
0	CME E-Mini NASDAQ 100 Index Future	Goldman Sachs	4,976		6/18/2021
1	CME E-Mini Standard & Poor’s 500 Index Future	Goldman Sachs	5,120		6/18/2021
0	Eurex 2 Year Euro SCHATZ Future	Goldman Sachs	6,810		9/8/2021
0	Eurex 2 Year Euro SCHATZ Future	Goldman Sachs	3,405		6/8/2021
0	Eurex 5 Year Euro BOBL Future	Goldman Sachs	70,997		6/8/2021
0	Eurex Swiss Market New Index Future	Goldman Sachs	3,010		6/18/2021
4	Euronext Amsterdam Index Future	Goldman Sachs	3,758		6/18/2021
0	ICE Brent Crude Oil Future	Goldman Sachs	3,199		9/30/2021
0	ICE Brent Crude Oil Future	Goldman Sachs	3,530		10/29/2021
16,254	Korea Stock Exchange KOSPI 200 Index Future	Goldman Sachs	6,257		6/10/2021
0	LME Copper Future	Goldman Sachs	3,891		10/18/2021
0	LME Copper Future	Goldman Sachs	4,323		11/15/2021
0	LME Nickel Future	Goldman Sachs	2,745		10/18/2021
0	LME Nickel Future	Goldman Sachs	3,052		11/15/2021
0	LME Primary Aluminum Future	Goldman Sachs	3,877		10/18/2021
0	LME Primary Aluminum Future	Goldman Sachs	4,313		11/15/2021
0	LME Zinc Future	Goldman Sachs	3,873		10/18/2021
0	LME Zinc Future	Goldman Sachs	4,308		11/15/2021
4	Montreal Exchange S&P/TSX 60 Index Future	Goldman Sachs	3,820		6/18/2021
0	NYBOT CSC C Coffee Future	Goldman Sachs	8,536		12/20/2021
0	NYBOT CSC C Coffee Future	Goldman Sachs	2,844		3/21/2022
0	NYBOT CSC Number 11 World Sugar Future	Goldman Sachs	4,108		9/30/2021
0	NYBOT CSC Number 11 World Sugar Future	Goldman Sachs	4,591		2/28/2022
0	NYBOT CTN Number 2 Cotton Future	Goldman Sachs	4,056		12/8/2021
28	OML Stockholm OMXS30 Index Future	Goldman Sachs	7,668		6/18/2021
1	SFE S&P ASX Share Price Index 200 Future	Goldman Sachs	2,839		6/17/2021

CREDIT DEFAULT SWAPS

Number of			Notional Value at May
Contracts	Open Credit Default Swaps	Counterparty	31, 2021	Expiration	Value
24,213	Markit CDX North America High Yield Index	Goldman Sachs	24,213	6/20/2026	637
4,286	Markit CDX North America Investment Grade Index	Goldman Sachs	4,286	6/20/2026	457
2,366	Markit iTraxx Europe Crossover Index	Goldman Sachs	2,882	6/20/2026	369
9,756	Markit iTraxx Europe Index		11,884	6/20/2026	324
					1,787

*	The GS i-Select invests in 15 Portfolio Constituents which do not trade individual futures, therefore the Futures do not have any individual unrealized gains/losses.

See accompanying notes to financial statements.

JAMES ALPHA TOTAL HEDGE PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2021

Goldman Sachs Intraday Momentum ES Series 1 Excess Return Strategy Top 50 Holdings

No Open Positions

See accompanying notes to financial statements.

JAMES ALPHA TOTAL HEDGE PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2021

Goldman Sachs Long Gamma US Series 10 Total Return Strategy Top 50 Holdings

EQUITY FORWARDS

Number of Contracts	Open Long Equity Forwards	Counterparty	Notional Value at May 31, 2021	Expiration	Exercise Price	Market Value
8	S&P 500 Index	Goldman Sachs	31,786	12/17/2021	$4,200.00	$138
7	S&P 500 Index	Goldman Sachs	28,202	3/18/2022	$4,200.00	171
6	S&P 500 Index	Goldman Sachs	25,993	6/17/2022	$4,200.00	216
						525

PURCHASED PUT OPTIONS

Number of Contracts	Open Purchased Put Options	Counterparty	Notional Value at May 31, 2021	Expiration	Exercise Price	Market Value
5	S&P 500 Index	Goldman Sachs	20,471	6/18/2021	$1,550	$—
6	S&P 500 Index	Goldman Sachs	25,373	6/18/2021	$1,575	—
5	S&P 500 Index	Goldman Sachs	22,357	6/18/2021	$1,675	—
6	S&P 500 Index	Goldman Sachs	27,243	6/18/2021	$1,750	—
8	S&P 500 Index	Goldman Sachs	35,466	6/18/2021	$1,775	—
6	S&P 500 Index	Goldman Sachs	26,135	6/18/2021	$1,825	—
6	S&P 500 Index	Goldman Sachs	24,046	6/18/2021	$1,900	—
5	S&P 500 Index	Goldman Sachs	22,095	6/18/2021	$1,950	—
5	S&P 500 Index	Goldman Sachs	22,106	6/18/2021	$1,975	—
7	S&P 500 Index	Goldman Sachs	29,905	6/18/2021	$2,000	—
7	S&P 500 Index	Goldman Sachs	30,337	6/18/2021	$2,025	—
6	S&P 500 Index	Goldman Sachs	25,654	6/18/2021	$2,050	—
5	S&P 500 Index	Goldman Sachs	22,771	6/18/2021	$2,075	—
6	S&P 500 Index	Goldman Sachs	23,574	6/18/2021	$2,125	—
6	S&P 500 Index	Goldman Sachs	25,162	6/18/2021	$2,150	—
5	S&P 500 Index	Goldman Sachs	20,475	6/18/2021	$2,175	—
6	S&P 500 Index	Goldman Sachs	27,150	6/18/2021	$2,250	1
5	S&P 500 Index	Goldman Sachs	22,820	6/18/2021	$2,400	1
5	S&P 500 Index	Goldman Sachs	21,542	6/18/2021	$2,425	1
6	S&P 500 Index	Goldman Sachs	23,552	9/17/2021	$1,800	9
12	S&P 500 Index	Goldman Sachs	52,393	9/17/2021	$1,850	22
8	S&P 500 Index	Goldman Sachs	34,990	9/17/2021	$1,900	16
5	S&P 500 Index	Goldman Sachs	22,606	9/17/2021	$1,950	11
7	S&P 500 Index	Goldman Sachs	30,305	9/17/2021	$2,225	25
8	S&P 500 Index	Goldman Sachs	35,521	9/17/2021	$2,250	31
6	S&P 500 Index	Goldman Sachs	23,610	9/17/2021	$2,275	21
6	S&P 500 Index	Goldman Sachs	24,018	9/17/2021	$2,325	24
5	S&P 500 Index	Goldman Sachs	21,880	9/17/2021	$2,400	25
7	S&P 500 Index	Goldman Sachs	29,468	9/17/2021	$2,500	39
5	S&P 500 Index	Goldman Sachs	20,123	9/17/2021	$2,525	28
9	S&P 500 Index	Goldman Sachs	37,232	12/17/2021	$2,125	72
7	S&P 500 Index	Goldman Sachs	30,024	12/17/2021	$2,150	61
7	S&P 500 Index	Goldman Sachs	28,680	12/17/2021	$2,175	60
5	S&P 500 Index	Goldman Sachs	22,730	12/17/2021	$2,200	49
6	S&P 500 Index	Goldman Sachs	27,233	12/17/2021	$2,250	64
6	S&P 500 Index	Goldman Sachs	26,312	12/17/2021	$2,450	84
6	S&P 500 Index	Goldman Sachs	25,116	12/17/2021	$2,500	86
8	S&P 500 Index	Goldman Sachs	35,675	12/17/2021	$2,525	127
6	S&P 500 Index	Goldman Sachs	25,305	12/17/2021	$2,550	94
6	S&P 500 Index	Goldman Sachs	23,579	12/17/2021	$2,575	91
8	S&P 500 Index	Goldman Sachs	33,169	12/17/2021	$2,800	180
6	S&P 500 Index	Goldman Sachs	24,797	3/18/2022	$2,050	73
6	S&P 500 Index	Goldman Sachs	25,745	3/18/2022	$2,100	82
8	S&P 500 Index	Goldman Sachs	34,651	3/18/2022	$2,150	118
5	S&P 500 Index	Goldman Sachs	20,688	3/18/2022	$2,500	119
5	S&P 500 Index	Goldman Sachs	21,712	3/18/2022	$2,600	145
5	S&P 500 Index	Goldman Sachs	22,718	4/14/2022	$2,500	149
						1,908

See accompanying notes to financial statements.

JAMES ALPHA TOTAL HEDGE PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2021

Goldman Sachs Systematic Skew US Series 1D Total Return Strategy Top 50 Holdings

EQUITY FORWARDS

Number of Contracts	Open Short Equity Forwards	Counterparty	Notional Value at May 31, 2021	Expiration	Exercise Price	Market Value
84	S&P 500 Index	Goldman Sachs	354,245	6/18/2021	$4,205.00	$487
66	S&P 500 Index	Goldman Sachs	276,200	7/16/2021	$4,200.00	197
36	S&P 500 Index	Goldman Sachs	149,414	8/20/2021	$4,200.00	246
13	S&P 500 Index	Goldman Sachs	52,976	9/17/2021	$4,200.00	135
						1,065

PURCHASED PUT OPTIONS

Number of Contracts	Open Purchased Put Options	Counterparty	Notional Value at May 31, 2021	Expiration	Exercise Price	Market Value
20	S&P 500 Index	Goldman Sachs	83,522	6/18/2021	$1,925	$1
13	S&P 500 Index	Goldman Sachs	56,573	6/18/2021	$1,950	—
35	S&P 500 Index	Goldman Sachs	145,276	6/18/2021	$1,975	1
18	S&P 500 Index	Goldman Sachs	76,226	6/18/2021	$2,150	1
12	S&P 500 Index	Goldman Sachs	51,391	6/18/2021	$2,175	1
16	S&P 500 Index	Goldman Sachs	67,161	6/18/2021	$2,275	1
13	S&P 500 Index	Goldman Sachs	55,599	6/18/2021	$2,475	1
13	S&P 500 Index	Goldman Sachs	52,984	6/18/2021	$2,700	2
15	S&P 500 Index	Goldman Sachs	63,904	6/18/2021	$2,950	6
15	S&P 500 Index	Goldman Sachs	63,006	6/18/2021	$3,060	8
13	S&P 500 Index	Goldman Sachs	53,508	6/18/2021	$3,070	7
21	S&P 500 Index	Goldman Sachs	87,093	6/18/2021	$3,220	17
15	S&P 500 Index	Goldman Sachs	61,003	7/16/2021	$1,950	4
24	S&P 500 Index	Goldman Sachs	100,231	7/16/2021	$2,000	8
13	S&P 500 Index	Goldman Sachs	54,633	7/16/2021	$2,400	11
18	S&P 500 Index	Goldman Sachs	75,252	7/16/2021	$2,450	17
20	S&P 500 Index	Goldman Sachs	83,978	7/16/2021	$2,550	24
20	S&P 500 Index	Goldman Sachs	84,233	7/16/2021	$2,600	26
15	S&P 500 Index	Goldman Sachs	63,525	7/16/2021	$2,640	21
23	S&P 500 Index	Goldman Sachs	95,653	7/16/2021	$2,790	44
12	S&P 500 Index	Goldman Sachs	51,093	7/16/2021	$2,870	27
25	S&P 500 Index	Goldman Sachs	103,474	7/16/2021	$2,910	59
22	S&P 500 Index	Goldman Sachs	93,909	8/20/2021	$2,200	43
35	S&P 500 Index	Goldman Sachs	145,707	8/20/2021	$2,300	81
24	S&P 500 Index	Goldman Sachs	99,806	8/20/2021	$2,350	61
20	S&P 500 Index	Goldman Sachs	82,944	8/20/2021	$2,450	61
18	S&P 500 Index	Goldman Sachs	75,275	8/20/2021	$2,550	67
						600

WRITTEN PUT OPTIONS

Number of Contracts	Open Written Put Options	Counterparty	Notional Value at May 31, 2021	Expiration	Exercise Price	Market Value
19	S&P 500 Index	Goldman Sachs	78,287	6/18/2021	$3,410	23
13	S&P 500 Index	Goldman Sachs	54,769	6/18/2021	$3,450	18
13	S&P 500 Index	Goldman Sachs	55,599	6/18/2021	$3,610	28
15	S&P 500 Index	Goldman Sachs	61,308	6/18/2021	$3,825	71
12	S&P 500 Index	Goldman Sachs	51,226	6/18/2021	$3,840	63
13	S&P 500 Index	Goldman Sachs	53,508	6/18/2021	$3,875	79
20	S&P 500 Index	Goldman Sachs	83,187	6/18/2021	$3,885	129
12	S&P 500 Index	Goldman Sachs	51,604	6/18/2021	$3,965	123
23	S&P 500 Index	Goldman Sachs	98,027	7/16/2021	$3,660	290
16	S&P 500 Index	Goldman Sachs	66,622	7/16/2021	$3,710	227
15	S&P 500 Index	Goldman Sachs	61,759	7/16/2021	$3,740	230
17	S&P 500 Index	Goldman Sachs	72,828	7/16/2021	$3,750	280
16	S&P 500 Index	Goldman Sachs	67,275	7/16/2021	$3,770	274
23	S&P 500 Index	Goldman Sachs	95,653	7/16/2021	$3,830	470
12	S&P 500 Index	Goldman Sachs	51,093	7/16/2021	$3,860	276
25	S&P 500 Index	Goldman Sachs	103,474	7/16/2021	$3,890	618
16	S&P 500 Index	Goldman Sachs	65,320	8/20/2021	$3,630	443
13	S&P 500 Index	Goldman Sachs	55,706	8/20/2021	$3,640	386
12	S&P 500 Index	Goldman Sachs	51,446	8/20/2021	$3,710	417
						4,445

See accompanying notes to financial statements.

JAMES ALPHA STRUCTURED CREDIT VALUE FUND

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2021

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 67.3%
	AUTO LOAN — 0.5%
1,400,000	Foursight Capital Automobile Receivables Trust Series 2020-1 Class F(a)		4.6200	06/15/27	$1,421,155

	CDO — 6.9%
109,993	ARCap 2003-1 Resecuritization Trust(a)		7.1100	08/20/38	109,993
1,120,879	Aspen Funding I Ltd.		9.0600	07/10/37	1,182,236
7,806,566	DWRS 2016-1(a),(b)		1.0440	04/23/32	2,576,167
4,434,350	Galleria CDO V Ltd.(a),(c)	US0003M + 2.400%	2.5900	09/19/37	4,213,369
3,873,710	Mid Ocean CBO 2001-1 Ltd.(c)	US0003M + 0.500%	2.3910	11/05/36	1,148,396
5,396,000	Trapeza Cdo Xii Ltd.(a),(c)	US0003M + 0.460%	0.6540	04/06/42	4,208,880
3,000,000	Trapeza Cdo Xiii Ltd.(a),(c)	US0003M + 0.430%	0.5920	11/09/42	2,340,000
3,000,000	Tropic CDO IV Ltd.(a),(c)	US0003M + 1.000%	1.1840	04/15/35	2,400,000
					18,179,041
	CLO — 8.4%
750,000	BlueMountain CLO 2013-2 Ltd.(a),(c)	US0003M + 1.300%	1.4840	10/22/30	732,341
1,500,000	Cutwater 2014-I Ltd.(a),(c)	US0003M + 1.700%	1.8840	07/15/26	1,501,557
1,000,000	Deerpath Capital CLO 2018-1 LTD(a),(c)	US0003M + 3.500%	3.6840	01/15/31	1,004,670
1,000,000	Deerpath Capital CLO 2020-1 LTD(a),(c)	US0003M + 3.900%	4.0900	04/17/32	997,689
500,000	Ellington Clo III Ltd.(a),(c)	US0003M + 3.740%	3.9280	07/20/30	481,917
200,000	GC FTPYME Pastor 4 FTA	EUR003M + 2.400%	1.8590	07/15/45	125,663
750,000	Halcyon Loan Advisors Funding 2013-1 Ltd.(a),(c)	US0003M + 3.500%	3.6840	04/15/25	728,556
3,210,000	Halcyon Loan Advisors Funding 2013-2 Ltd.(a),(c)	US0003M + 3.800%	3.9760	08/01/25	2,745,741
4,000,000	Halcyon Loan Advisors Funding 2014-2 Ltd.(a),(c)	US0003M + 2.700%	2.8840	04/28/25	4,004,039
1,500,000	Halcyon Loan Advisors Funding 2014-3 Ltd.(a),(c)	US0003M + 3.650%	3.8340	10/22/25	1,283,222
1,000,000	JFIN CLO 2014-II Ltd.(a),(c)	US0003M + 3.250%	3.4380	07/20/26	1,004,279
250,000	Nassau 2018-I Ltd.(a),(c)	US0003M + 5.850%	6.0340	07/15/31	216,187
500,000	Peaks CLO 2 Ltd.(a),(c)	US0003M + 3.600%	3.7880	07/20/31	500,122
500,000	Steele Creek Clo 2018-2 Ltd.(a),(c)	US0003M + 3.400%	3.5550	08/18/31	485,668
1,000,000	Z Capital Credit Partners CLO 2018-1 Ltd.(a),(c)	US0003M + 2.450%	2.6340	01/16/31	1,000,860
1,000,000	Z Capital Credit Partners CLO 2019-1 Ltd.(a),(c)	US0003M + 5.250%	5.4340	07/15/31	1,003,960
800,000	Z Capital Credit Partners CLO 2019-1 Ltd.(a),(c)	US0003M + 4.000%	4.1840	07/16/31	801,026
1,000,000	Zais Clo 11 Ltd.(a),(c)	US0003M + 2.900%	3.0880	01/20/32	962,219

See accompanying notes to financial statements.

JAMES ALPHA STRUCTURED CREDIT VALUE FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

May 31, 2021

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 67.3% (Continued)
	CLO — 8.4% (Continued)
500,000	Zais Clo 13 Ltd.(a),(c)	US0003M + 4.520%	4.7040	07/15/32	$484,197
2,000,000	Zais CLO 2 Ltd(a),(c)	US0003M + 3.650%	3.8260	07/25/26	2,006,900
					22,070,813
	CMO — 31.2%
38,087	Adjustable Rate Mortgage Trust 2005-10(d)		2.8820	01/25/36	36,071
643,539	Adjustable Rate Mortgage Trust 2005-6A(c)	US0001M + 0.840%	0.9320	11/25/35	248,018
113,684	Agate Bay Mortgage Trust 2014-3(a),(d)		3.8340	11/25/44	115,264
61,327	Alternative Loan Trust 1998-4(e)		6.5510	08/25/28	63,326
26,580	Alternative Loan Trust 2003-22CB(d)		5.7500	12/25/33	27,515
149,657	Alternative Loan Trust 2003-J2 Series 2003-J2 Class A1(d)		6.0000	10/25/33	153,140
183,670	Alternative Loan Trust 2003-J3(d)		5.2500	11/25/33	187,431
108,712	Alternative Loan Trust 2004-15(d)		2.9220	09/25/34	104,845
16,525	Alternative Loan Trust 2004-16CB(d)		5.5000	07/25/34	16,996
9,907,940	Alternative Loan Trust 2004-24CB(d)		6.0000	11/25/34	10,497,263
579,129	Alternative Loan Trust 2004-28CB(d)		5.7500	01/25/35	584,360
105,785	Alternative Loan Trust 2004-28CB(d)		6.0000	01/25/35	107,346
148,583	Alternative Loan Trust 2004-J10(d)		6.0000	09/25/34	154,588
713,091	Alternative Loan Trust 2004-J10(d)		5.5000	11/25/34	723,869
114,232	Alternative Loan Trust 2004-J10(d)		5.0000	10/25/53	114,999
78,548	Alternative Loan Trust 2004-J11(d)		7.2500	08/25/32	84,052
164,605	Alternative Loan Trust 2004-J8(d)		7.0000	08/25/34	159,655
71,674	Alternative Loan Trust 2005-14(c)	US0001M + 0.420%	0.5120	05/25/35	69,802
250,822	Alternative Loan Trust 2005-27(c)	12MTA + 1.350%	1.4920	08/25/35	226,566
46,573	Alternative Loan Trust 2005-3CB(d)		5.0000	03/25/35	42,190
51,234	Alternative Loan Trust 2005-54CB(d)		5.5000	11/25/35	48,593
133,794	Alternative Loan Trust 2005-61(c)	US0001M + 0.560%	0.6520	12/25/35	133,159
191,064	Alternative Loan Trust 2005-6CB(d)		5.5000	04/25/35	190,147
212,223	Alternative Loan Trust 2005-72(c)	US0001M + 0.600%	0.6920	01/25/36	187,275
50,967	Alternative Loan Trust 2005-J11(d)		6.0000	10/25/35	36,399
66,192	Alternative Loan Trust 2005-J11(d)		5.5000	11/25/35	52,190
178,736	Alternative Loan Trust 2005-J8(d)		5.5000	07/25/35	167,958
107,706	Alternative Loan Trust 2006-40T1(d)		6.0000	12/25/36	51,159
50,000	Alternative Loan Trust Resecuritization 2005-12R(d)		6.0000	11/25/34	49,721
118,897	American Home Mortgage Investment Trust 2004-1(c)	US0006M + 2.000%	2.2060	04/25/44	110,813

See accompanying notes to financial statements.

JAMES ALPHA STRUCTURED CREDIT VALUE FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

May 31, 2021

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 67.3% (Continued)
	CMO — 31.2% (Continued)
3,000,000	Angel Oak Mortgage Trust I, LLC 2019-2(d)		6.2860	03/25/49	$3,094,095
339,495	Banc of America Alternative Loan Trust 2003-8(d)		5.5000	10/25/33	350,308
294,843	Banc of America Alternative Loan Trust 2004-6(d)		6.0000	07/25/34	303,428
70,634	Banc of America Funding 2004-C Trust(c)	US0001M + 0.660%	0.7590	12/20/34	70,125
53,065	Banc of America Funding 2005-E Trust(c)	COF 11 + 1.430%	1.8070	06/20/35	45,477
1,084,641	Banc of America Funding 2006-I Trust(d)		3.2170	10/20/46	952,771
126,511	Banc of America Funding 2007-2 Trust(f)		6.0000	03/25/37	25,710
28,082	Banc of America Mortgage 2002-L Trust(d)		3.0680	12/25/32	24,613
57,818	Banc of America Mortgage 2005-F Trust(d)		2.7380	07/25/35	52,200
209,273	BCAP, LLC 2010-RR2 Trust(a),(d)		5.0000	12/26/36	209,773
8,151	Bear Stearns ALT-A Trust 2004-11(d)		2.5460	11/25/34	8,080
79,564	Bear Stearns ARM Trust 2003-5(d)		2.8650	08/25/33	79,304
8,127	Bear Stearns ARM Trust 2003-7(d)		2.6460	10/25/33	8,367
167,494	Bear Stearns ARM Trust 2004-1(d)		2.7390	04/25/34	164,212
63,342	Bear Stearns ARM Trust 2004-10(d)		2.9110	01/25/35	64,370
151,949	Bear Stearns ARM Trust 2004-6(d)		2.6820	09/25/34	140,293
606,877	Bear Stearns Asset Backed Securities I Trust(d)		6.0000	03/25/36	298,338
767,981	Bear Stearns Asset Backed Securities Trust(e)		5.5000	01/25/34	779,889
69,762	Bear Stearns Structured Products Inc Trust 2007-R6(d)		2.3030	01/26/36	57,099
57,609	Bella Vista Mortgage Trust 2004-1(c)	US0001M + 0.700%	0.7980	11/20/34	53,720
1,000,000	Capital Funding Mortgage Trust 2021-15(a),(c)	US0001M + 3.150%	4.1500	03/15/24	1,012,370
552,632	Cascade Funding Mortgage Trust 2018-RM2(a),(g)		—	10/25/68	556,665
269,796	Cascade Funding Mortgage Trust 2019-RM3(a),(d)		4.0000	06/25/69	270,558
105,606	CDMC Mortgage Pass-Through Certificates Series(d)		5.4850	09/25/34	105,677
232,756	Chase Mortgage Finance Trust Series 2004-S2(d)		5.5000	02/25/34	236,816
562,013	Chase Mortgage Finance Trust Series 2007-S3(g)		—	05/25/37	206,094
311,740	Chase Mortgage Finance Trust Series 2007-S3(f)		6.0000	05/25/37	77,017
128,142	CHL Mortgage Pass-Through Trust 2002-19(d)		6.2500	11/25/32	130,287
48,763	CHL Mortgage Pass-Through Trust 2003-60(d)		2.2410	02/25/34	47,198
172,864	CHL Mortgage Pass-Through Trust 2003-HYB1(d)		2.9040	05/19/33	167,215
50,510	CHL Mortgage Pass-Through Trust 2004-14(d)		2.6620	08/25/34	49,551
195,084	CHL Mortgage Pass-Through Trust 2004-23(d)		2.0580	11/25/34	167,686
44,183	CHL Mortgage Pass-Through Trust 2004-3(d)		5.7500	04/25/34	44,935
150,264	CHL Mortgage Pass-Through Trust 2004-5(d)		5.5000	05/25/34	151,397

See accompanying notes to financial statements.

JAMES ALPHA STRUCTURED CREDIT VALUE FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

May 31, 2021

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 67.3% (Continued)
	CMO — 31.2% (Continued)
145,137	CHL Mortgage Pass-Through Trust 2004-6(d)		2.3070	05/25/34	$148,914
116,923	CHL Mortgage Pass-Through Trust 2004-9(d)		5.2500	06/25/34	117,608
97,702	CHL Mortgage Pass-Through Trust 2004-HYB2(d)		2.3660	07/20/34	94,691
86,183	CHL Mortgage Pass-Through Trust 2004-HYB5(d)		2.7410	04/20/35	82,038
238,572	CHL Mortgage Pass-Through Trust 2004-J5(d)		5.5000	07/25/34	238,579
94,098	CHL Mortgage Pass-Through Trust 2004-J9(d)		5.5000	01/25/35	95,803
629,003	CHL Mortgage Pass-Through Trust 2005-J2(d)		5.0000	08/25/35	477,440
145,872	CHL Mortgage Pass-Through Trust 2006-J1(d)		6.0000	02/25/36	96,980
54,498	CHL Mortgage Pass-Through Trust 2007-15(d)		6.5000	09/25/37	31,738
39,228	Citicorp Mortgage Securities Trust Series 2005-7(d)		5.0000	10/25/21	39,695
149,928	Citicorp Mortgage Securities Trust Series 2007-2(g)		—	02/25/37	100,740
246,913	Citicorp Mortgage Securities Trust Series 2007-4(d)		6.0000	05/25/37	245,316
118,288	Citigroup Global Markets Mortgage Securities VII, Inc.(b),(d)		5.9310	07/25/24	33,491
4,765	Citigroup Global Markets Mortgage Securities VII, Inc.(d)		2.4820	09/25/32	4,264
467,990	Citigroup Mortgage Loan Trust 2009-4(a),(d)		5.4710	05/25/35	471,000
292,781	Citigroup Mortgage Loan Trust 2010-7(a),(d)		4.9290	07/25/36	291,537
27,263	Citigroup Mortgage Loan Trust 2010-9(a),(e)		5.7020	03/25/37	26,983
631,955	Citigroup Mortgage Loan Trust, Inc.(a),(c)	US0001M + 0.400%	0.4920	01/25/29	590,953
70,681	Citigroup Mortgage Loan Trust, Inc.(d)		6.7500	08/25/34	75,466
223,508	Citigroup Mortgage Loan Trust, Inc.(d)		2.7580	10/25/35	156,176
81,804	CitiMortgage Alternative Loan Trust Series 2007-A6(d)		6.0000	06/25/37	82,550
2,001,000	COLT 2019-4 Mortgage Loan Trust(a),(d)		3.9400	11/25/49	2,016,287
300,000	COLT 2020-2 Mortgage Loan Trust(a),(d)		5.2500	03/25/65	314,588
156,321	Credit Suisse First Boston Mortgage Securities(d)		4.4070	11/25/31	162,886
549,994	Credit Suisse First Boston Mortgage Securities(d)		7.1970	01/25/32	546,603
115,762	Credit Suisse First Boston Mortgage Securities Series 2003-11-1A31(d)		5.5000	06/25/33	117,485
959,684	Credit Suisse First Boston Mortgage Securities(d)		5.2500	07/25/33	989,126
27,084	Credit Suisse First Boston Mortgage Securities(d)		5.2500	09/25/33	27,869
97,354	Credit Suisse First Boston Mortgage Securities(d)		5.5000	10/25/33	101,341
292,062	Credit Suisse First Boston Mortgage Securities(d)		5.5000	10/25/33	304,492
302,790	Credit Suisse First Boston Mortgage Securities(d)		5.5000	10/25/34	304,851
141,207	Credit Suisse First Boston Mortgage Securities(c)	US0001M + 0.650%	0.7420	09/25/35	102,209
8,052	CSFB Mortgage-Backed Pass-Through Certificates(d)		5.2500	11/25/22	2,972

See accompanying notes to financial statements.

JAMES ALPHA STRUCTURED CREDIT VALUE FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

May 31, 2021

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 67.3% (Continued)
	CMO — 31.2% (Continued)
404,851	CSFB Mortgage-Backed Pass-Through Certificates(d)		7.5000	03/25/32	$411,990
259,057	CSFB Mortgage-Backed Pass-Through Certificates(d)		2.0080	07/25/33	264,275
113,654	CSFB Mortgage-Backed Pass-Through Certificates(d)		1.8020	10/25/33	114,190
650,927	CSFB Mortgage-Backed Pass-Through Certificates(d)		6.0000	08/25/34	677,649
43,829	CSFB Mortgage-Backed Pass-Through Certificates(d)		5.7500	07/25/35	45,709
95,911	CSMC Series 2010-18R(a),(d)		2.5780	04/26/38	96,378
313,863	CSMC Trust 2007-5R(d)		6.5000	07/26/36	120,710
1,346,980	CSMC Trust 2010-16(a),(d)		3.7430	06/25/50	1,170,340
1,803,339	CSMC Trust 2013-IVR5(a),(d)		3.6080	10/25/43	1,825,129
38,542	Deutsche Mortgage Sec Inc Mort Loan Tr Ser 2004-1(d)		5.5000	09/25/33	39,450
1,727,098	Deutsche Mortgage Securities Inc REMIC Trust(a),(d)		3.1260	04/28/37	1,744,248
2,672	DLJ Mortgage Acceptance Corporation(d)		6.7500	01/25/24	2,350
65,648	DSLA Mortgage Loan Trust 2004-AR4(c)	US0001M + 0.720%	0.8170	01/19/45	59,560
322,069	Fannie Mae Trust 2005-W3(d)		3.5650	04/25/45	340,533
91,054	First Horizon Alternative Mortgage Securities(d)		6.2500	08/25/37	61,795
84,146	First Horizon Mortgage Pass-Through Trust 2005-AR5(d)		2.6250	10/25/35	50,088
68,987	First Horizon Mortgage Pass-Through Trust 2005-AR5(d)		2.6250	11/25/35	66,863
167,744	First Horizon Mortgage Pass-Through Trust 2006-AR3(d)		2.6160	11/25/36	131,365
31,844	Freddie Mac Structured Pass-Through Certificates(c)	12 Month TA + 1.400%	1.5420	07/25/44	32,119
140,152	GMACM Mortgage Loan Trust 2004-J2(d)		5.7500	06/25/34	142,545
22,034	GMACM Mortgage Loan Trust 2005-AR3(d)		2.8340	06/19/35	20,855
1,976,706	GMACM Mortgage Loan Trust 2005-AR4(d)		3.6560	07/19/35	1,934,149
271,303	GS Mortgage Securities Corporation II(a),(c)	US0001M + 0.350%	0.4490	03/20/23	255,785
1,711,193	GSMPS Mortgage Loan Trust(a),(d)		8.5000	06/19/29	1,651,482
767,689	GSMPS Mortgage Loan Trust 2004-4(a),(d)		7.5000	06/25/34	819,084
430,844	GSMPS Mortgage Loan Trust 2004-4(a),(d)		8.0000	06/25/34	468,423
44,136	GSMPS Mortgage Loan Trust 2005-RP2(a),(c)	US0001M + 0.350%	0.4420	03/25/35	41,267
144,443	GSMPS Mortgage Loan Trust 2005-RP3(a),(c)	US0001M + 0.350%	0.4420	09/25/35	123,961
210,933	GSR Mortgage Loan Trust 2004-13F(d)		4.2500	11/25/34	213,257
54,631	GSR Mortgage Loan Trust 2005-4F(d)		6.5000	02/25/35	55,899
12,153	GSR Mortgage Loan Trust 2005-6F(d)		5.2500	07/25/35	12,430
30,074	GSR Mortgage Loan Trust 2005-8F(d)		6.0000	11/25/35	18,343
14,985	GSR Mortgage Loan Trust 2005-AR3(c)	US0001M + 0.440%	0.5320	05/25/35	14,294

See accompanying notes to financial statements.

JAMES ALPHA STRUCTURED CREDIT VALUE FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

May 31, 2021

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 67.3% (Continued)
	CMO — 31.2% (Continued)
36,611	GSR Mortgage Loan Trust 2005-AR6(d)		2.9890	09/25/35	$36,385
154,956	GSR Mortgage Loan Trust 2006-1F(d)		6.0000	02/25/36	112,053
96,068	GSR Mortgage Loan Trust 2007-AR2(d)		3.0520	05/25/37	75,749
991,884	Harvest SBA Loan Trust 2021-1(a),(c)	US0001M + 2.000%	2.1010	04/25/48	977,507
5,900,000	Headlands Residential 2019-RPL1, LLC(a),(e)		3.9670	06/25/24	5,931,051
85,000	HomeBanc Mortgage Trust 2005-3(c)	US0001M + 0.765%	0.8570	07/25/35	85,325
239,704	HSI Asset Loan Obligation Trust 2007-1(d)		6.5000	06/25/37	132,296
316,940	HSI Asset Loan Obligation Trust 2007-AR2(d)		2.9530	09/25/37	288,438
102,868	Impac CMB Trust Series 2003-2F(e)		6.5700	01/25/33	105,382
95,240	Impac CMB Trust Series 2003-4(e)		5.7290	07/25/33	96,140
51,660	Impac CMB Trust Series 2004-7(c)	US0001M + 1.800%	1.8920	11/25/34	51,345
296,171	Impac Secured Assets CMN Owner Trust(d)		6.0000	08/25/33	297,879
123,546	Impac Secured Assets Trust 2006-1 Series 2006-1-2A1(c)	US0001M + 0.700%	0.7920	05/25/36	119,518
12,355	IndyMac INDX Mortgage Loan Trust 2004-AR11(d)		2.8910	12/25/34	12,797
56,165	IndyMac INDX Mortgage Loan Trust 2005-AR15(d)		2.9710	09/25/35	53,857
262,136	JP Morgan Alternative Loan Trust(c),(f)	US0001M + 7.150%	7.0580	12/25/35	85,782
35,583	JP Morgan Mortgage Trust 2004-S2(d)		6.0000	11/25/34	35,600
46,959	JP Morgan Mortgage Trust 2005-A7(d)		3.0970	10/25/35	49,130
22,830	JP Morgan Mortgage Trust 2006-A4(d)		3.2180	06/25/36	19,231
1,028,668	JP Morgan Mortgage Trust 2014-IVR3(a),(d)		2.4560	09/25/44	1,032,847
4,130,359	JP Morgan Mortgage Trust 2014-IVR3(a),(d)		2.4560	09/25/44	4,147,139
1,179,481	Legacy Mortgage Asset Trust 2019-SL3(a),(e)		3.4740	11/25/61	1,191,226
969,484	Legacy Mortgage Asset Trust 2021-GS1(a),(e)		1.8920	10/25/66	973,328
306,005	Lehman Mortgage Trust 2006-2(d)		5.7500	04/25/36	306,886
40,227	MASTR Adjustable Rate Mortgages Trust 2003-1(d)		2.7500	12/25/32	37,592
30,009	MASTR Adjustable Rate Mortgages Trust 2003-2(d)		2.2780	07/25/33	30,565
24,771	MASTR Adjustable Rate Mortgages Trust 2003-6(d)		2.2500	12/25/33	24,355
88,900	MASTR Adjustable Rate Mortgages Trust 2003-6(d)		2.3430	12/25/33	88,028
224,725	MASTR Alternative Loan Trust 2003-3(d)		6.1510	05/25/33	221,238
55,561	MASTR Alternative Loan Trust 2003-5(d)		5.5000	06/25/33	56,872
65,364	MASTR Alternative Loan Trust 2003-7(d)		6.5000	12/25/33	68,928
234,748	MASTR Alternative Loan Trust 2004-1(d)		5.5000	02/25/34	242,915
532,862	MASTR Alternative Loan Trust 2004-3(d)		6.5000	04/25/34	556,630

See accompanying notes to financial statements.

JAMES ALPHA STRUCTURED CREDIT VALUE FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

May 31, 2021

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 67.3% (Continued)
	CMO — 31.2% (Continued)
47,874	MASTR Alternative Loan Trust 2004-4(d)		5.5000	05/25/34	$49,396
117,776	MASTR Alternative Loan Trust 2004-6(d)		6.0000	07/25/34	120,796
1,571,774	MASTR Alternative Loan Trust 2004-6(d)		6.2500	07/25/34	1,637,658
611,753	MASTR Alternative Loan Trust 2004-6(d)		6.5000	07/25/34	604,392
63,159	MASTR Alternative Loan Trust 2004-7(d)		6.0000	06/25/34	66,435
1,762,763	MASTR Alternative Loan Trust 2004-7(d)		6.0000	08/25/34	1,863,955
2,370	MASTR Alternative Loan Trust 2005-1(d)		5.5000	01/25/23	2,305
300,341	MASTR Alternative Loan Trust 2005-2(d)		5.0000	03/25/43	278,660
55,943	MASTR Alternative Loan Trust 2007-1(g)		—	10/25/36	36,432
866,103	MASTR Alternative Loan Trust 2007-HF1(g)		—	10/25/47	80,616
21,511	MASTR Asset Securitization Trust 2003-12(d)		5.0000	12/25/33	21,702
23,360	MASTR Asset Securitization Trust 2004-1(d)		5.5000	02/25/34	23,447
91,336	MASTR Asset Securitization Trust 2005-1(d)		5.5000	05/25/35	81,997
56,459	MASTR Reperforming Loan Trust 2005-1(a),(d)		8.0000	08/25/34	53,465
22,054	MASTR Reperforming Loan Trust 2005-2(a),(d)		8.0000	05/25/35	21,496
267,108	MASTR Reperforming Loan Trust 2006-2(a),(d)		3.7300	05/25/36	267,027
655,253	MASTR Seasoned Securitization Trust 2003-1(d)		6.0000	02/25/33	675,277
39,384	Merrill Lynch Mortgage Investors Trust Series(d)		2.6600	09/25/33	39,237
95,858	Merrill Lynch Mortgage Investors Trust Series MLCC(d)		1.9000	05/25/36	90,469
30,761	Morgan Stanley Dean Witter Capital I Inc Trust(d)		1.6110	03/25/33	31,521
38,770	Morgan Stanley Mortgage Loan Trust 2004-8AR(d)		1.0530	10/25/34	35,915
46,580	Morgan Stanley Mortgage Loan Trust 2004-8AR(d)		2.5490	10/25/34	47,586
96,265	Morgan Stanley Mortgage Loan Trust 2005-10(d)		6.0000	12/25/35	62,546
35,894	Morgan Stanley Mortgage Loan Trust 2006-8AR(d)		2.0000	06/25/36	36,082
240,456	MortgageIT Trust 2004-2(c)	US0001M + 3.225%	3.3170	12/25/34	248,785
514,987	MortgageIT Trust 2005-3(c)	US0001M + 0.795%	0.8870	08/25/35	506,753
1,380,599	National City Mortgage Capital Trust(d)		6.0000	03/25/38	1,437,227
67,329	National City Mortgage Capital Trust(d)		6.0000	03/25/38	70,090
143,418	New Residential Mortgage Loan Trust 2020-1(a)		3.5000	10/25/59	152,320
203,025	Nomura Asset Acceptance Corp Alternative Loan(a),(d)		7.5000	03/25/34	209,999
119,802	Nomura Asset Acceptance Corp Alternative Loan(e)		5.9570	03/25/47	124,507
43,467	OBX 2018-EXP1 Trust(a),(d)		4.5000	04/25/48	43,667
2,976	PHH Mortgage Trust Series 2008-CIM1(c)	US0001M + 2.250%	2.3600	05/25/38	2,974

See accompanying notes to financial statements.

JAMES ALPHA STRUCTURED CREDIT VALUE FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

May 31, 2021

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 67.3% (Continued)
	CMO — 31.2% (Continued)
547,505	PHH Mortgage Trust Series 2008-CIM1(d)		6.0000	05/25/38	$569,309
679,626	PHHMC Series 2005-4 Trust(d)		5.3150	07/18/35	684,583
52,945	RAAC Series 2005-SP1 Trust(d)		7.0000	09/25/34	54,733
223,485	Radnor RE 2019-1 Ltd.(a),(c)	US0001M + 1.950%	2.0420	02/25/29	224,331
130,853	RALI Series 2005-QA12 Trust(d)		3.5270	12/25/35	78,711
26,967	RBSGC Mortgage Loan Trust 2007-B(d)		4.1630	07/25/35	25,183
530,904	RBSGC Structured Trust 2008-A(a),(d)		5.5000	11/25/35	519,460
59,846	RBSSP Resecuritization Trust 2009-10(a),(d)		18.3310	01/26/37	74,857
208,360	Resecuritization Pass-Through Trust 2005-8R(d)		6.0000	10/25/34	212,431
11,000	Residential Asset Securitization Trust 2002-A12(d)		5.7500	11/25/32	11,185
176,000	Residential Asset Securitization Trust 2003-A10(d)		5.2000	09/25/33	177,813
208,027	Residential Asset Securitization Trust 2003-A15(d)		5.6070	02/25/34	184,296
34,118	RFMSI Series 2005-SA4 Trust(d)		2.9520	09/25/35	30,912
200,000	RMF Buyout Issuance Trust 2020-1(a),(d)		4.1910	02/25/30	197,960
4,529	Ryland Mortgage Securities Corporation(d)		—	04/29/30	4,552
1,999,064	Saluda Grade Alternative Mortgage Trust 2020-FIG1(a),(d)		3.3210	09/25/50	2,044,269
47,643	Seasoned Credit Risk Transfer Trust Series 2017-3(g)		—	07/25/56	7,962
250,000	Seasoned Credit Risk Transfer Trust Series 2020-2(d)		4.2500	11/25/59	262,644
57,415	Sequoia Mortgage Trust 2004-10(c)	US0001M + 0.620%	0.7190	11/20/34	56,789
83,492	Sequoia Mortgage Trust 2005-2(c)	US0001M + 0.440%	0.5390	03/20/35	82,608
58,751	Sequoia Mortgage Trust 2013-12(a),(d)		4.0000	12/25/43	60,020
100,000	Spruce Hill Mortgage Loan Trust 2020-SH1(a),(d)		4.6760	01/28/50	101,000
449,619	Structured Adjustable Rate Mortgage Loan Trust(d)		3.0160	07/25/35	338,531
10,729	Structured Adjustable Rate Mortgage Loan Trust(c)	US0001M + 0.380%	0.4720	09/25/36	10,118
62,109	Structured Asset Sec Corp Mort Passthr Certs Ser 2003 40A(d)		2.6930	01/25/34	63,204
23,885	Structured Asset Securities Corporation(c)	US0001M + 0.780%	0.8950	12/25/33	22,010
19,026	Structured Asset Securities Corporation(e)		5.1420	02/25/34	19,205
106,245	Structured Asset Securities Corporation(a),(c)	US0001M + 0.350%	0.4420	04/25/35	98,320
593,000	Verus Securitization Trust 2020-INV1(a),(d)		5.5000	04/25/60	635,130
538,000	Vista Point Securitization Trust 2020-1(a),(d)		4.1510	03/25/65	564,844
65,826	WaMu Mortgage Pass-Through Certificates Series 2002-AR18(d)		2.5650	01/25/33	67,692
82,668	WaMu Mortgage Pass-Through Certificates Series 2003-S5(d)		5.5000	06/25/33	83,598

See accompanying notes to financial statements.

JAMES ALPHA STRUCTURED CREDIT VALUE FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

May 31, 2021

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 67.3% (Continued)
	CMO — 31.2% (Continued)
48,403	WaMu Mortgage Pass-Through Certificates Series 2003-S3(d)		5.5000	06/25/33	$49,576
602,601	WaMu Mortgage Pass-Through Certificates Series 2003-S4(d)		5.6340	06/25/33	618,356
31,139	WaMu Mortgage Pass-Through Certificates Series 2002-AR2-A(c)	COF 11 + 1.250%	1.6270	02/27/34	31,844
76,597	WaMu Mortgage Pass-Through Certificates Series 2006-AR2(d)		2.9290	03/25/36	76,651
65,223	WaMu Mortgage Pass-Through Certificates Series 2005-AR1(c)	US0001M + 0.320%	0.7320	01/25/45	64,891
169,327	WaMu Mortgage Pass-Through Certificates Series 2006-AR8(d)		3.1030	08/25/46	121,781
62,494	WaMu Mortgage Pass-Through Certificates Series 2006-AR11(c)	COF 11 + 1.500%	1.9080	09/02/46	64,730
106,090	Washington Mutual MSC Mortgage Pass-Through Series 2003-MS2(d)		5.7500	02/25/33	107,182
100,561	Washington Mutual MSC Mortgage Pass-Through Series 2003-MS9(d)		7.5000	04/25/33	104,150
15,081	Washington Mutual MSC Mortgage Pass-Through Series 2005-RA1(a),(d)		2.8730	01/25/35	13,010
					81,658,713
	HOME EQUITY — 3.8%
68,106	ABFC 2004-OPT2 Trust(c)	US0001M + 0.560%	0.6520	10/25/33	63,796
102,319	American Residential Home Equity Loan Trust 1998-1(c)	US0001M + 2.175%	2.2670	05/25/29	105,163
571,948	Argent Securities Inc Asset-Backed Pass-Through(c)	US0001M + 5.625%	4.3850	09/25/33	571,875
35,080	Argent Securities Inc Asset-Backed Pass-Through(e)		4.4030	04/25/34	36,772
695,984	Bayview Financial Asset Trust 2007-SSR1(a),(c)	US0001M + 0.450%	0.5420	03/25/37	678,538
607,117	Bayview Financial Mortgage Pass-Through Trust(a),(c)	US0001M + 1.000%	1.0920	05/28/39	524,880
1,994,956	Bayview Financial Mortgage Pass-Through Trust(a),(c)	US0001M + 1.500%	1.5920	02/28/40	1,840,336
177,898	Bear Stearns Asset Backed Securities I Trust(c)	US0001M + 2.100%	2.1920	06/25/34	179,889
272,675	Bear Stearns Home Loan Owner Trust 2001-A(e)		10.5000	02/15/31	284,334
663,071	CDC Mortgage Capital Trust 2004-HE1(c)	US0001M + 0.855%	0.9470	06/25/34	746,276
50,185	Chase Funding Loan Acquisition Trust Series(d)		4.7500	12/25/34	50,032
220,029	Delta Funding Home Equity Loan Trust 1999-2(c)	US0001M + 0.320%	0.7410	08/15/30	202,799
180,214	Delta Funding Home Equity Loan Trust 1999-3(e)		8.0610	09/15/29	183,577
91,117	First Alliance Mortgage Loan Trust 1999-1(e)		7.1800	06/20/30	92,801
123,303	GE Capital Mortgage Services Inc 1999-HE1 Trust(d)		6.7000	04/25/29	128,432
1,057,763	Imc Home Equity Loan Trust 1997-5(d)		7.3100	11/20/28	1,091,852
318,825	Mastr Asset Backed Securities Trust 2005-NC1(c)	US0001M + 0.750%	0.8420	12/25/34	314,005
319,154	Morgan Stanley A.B.S Capital I Inc Trust Series(c)	US0001M + 3.900%	3.9920	03/25/33	321,860
12,025	Morgan Stanley Dean Witter Capital I Inc Trust(c)	US0001M + 1.275%	1.3670	02/25/32	12,975
314,044	New Century Home Equity Loan Trust Series 2003-B(c)	US0001M + 0.975%	1.0670	10/25/33	296,904

See accompanying notes to financial statements.

JAMES ALPHA STRUCTURED CREDIT VALUE FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

May 31, 2021

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 67.3% (Continued)
	HOME EQUITY — 3.8% (Continued)
67,338	NovaStar Mortgage Funding Trust Series 2003-2(c)	US0001M + 4.725%	4.8170	09/25/33	$70,197
185,927	Renaissance Home Equity Loan Trust 2002-3(c)	US0001M + 2.550%	2.6420	12/25/32	187,853
50,541	Saxon Asset Securities Trust 2001-2(e)		7.1700	03/25/29	56,079
66,981	Saxon Asset Securities Trust 2003-3(c)	US0001M + 2.400%	2.4920	12/25/33	67,172
308,831	Saxon Asset Securities Trust 2003-3(e)		4.4940	12/25/33	310,680
546,810	Security National Mortgage Loan Trust 2005-2(a),(d)		6.2130	02/25/36	571,738
362,548	Security National Mortgage Loan Trust 2006-3(a)		5.8300	01/25/37	361,797
213,328	Southern Pacific Secured Asset Corporation(d)		7.3200	05/25/27	225,083
					9,577,695
	MANUFACTURED HOUSING — 0.6%
1,000,000	Cascade MH Asset Trust 2019-MH1 Series 2019-MH1 M(a),(d)		5.9850	11/01/44	1,052,367
597,888	Mid-State Capital Corp 2004-1 Trust(d)		8.1140	08/15/37	646,474
					1,698,841
	NON AGENCY CMBS — 12.5%
723,000	Arbor Multifamily Mortgage Securities Trust(a),(d)		1.7500	05/15/53	621,843
1,000,000	Arbor Multifamily Mortgage Securities Trust(a),(d)		1.7500	05/15/53	827,271
381,000	BAMLL Re-REMIC Trust 2016-FRR13(a),(d)		1.5520	08/27/45	376,935
175,000	Bancorp Commercial Mortgage 2018-CRE3 Trust Series 2018-CR3 D(a),(c)	US0001M + 2.700%	2.8010	01/15/33	174,258
315,711	Bayview Commercial Asset Trust 2004-1(a),(c)	US0001M + 0.540%	0.6320	04/25/34	311,748
188,973	Bayview Commercial Asset Trust 2004-2(a),(c)	US0001M + 1.770%	1.8620	08/25/34	188,608
75,834	Bayview Commercial Asset Trust 2005-2(a),(c)	US0001M + 1.725%	1.8170	08/25/35	70,812
1,316,478	Bayview Commercial Asset Trust 2007-2(a),(c)	US0001M + 0.370%	0.4620	07/25/37	1,164,884
585,903	Bayview Commercial Asset Trust 2007-3(a),(c)	US0001M + 0.340%	0.4320	07/25/37	538,523
1,427,345	Bayview Commercial Asset Trust 2007-3(a),(c)	US0001M + 0.500%	0.5920	07/25/37	1,283,378
330,000	BMD2 Re-Remic Trust 2019-FRR1(a),(d)		3.4970	05/25/52	330,627
150,000	CFCRE Commercial Mortgage Trust 2011-C2(a),(d)		5.7480	12/15/47	147,671
1,990,236	CG-CCRE Commercial Mortgage Trust 2014-FL1(a),(c)	US0001M + 1.150%	1.2510	06/15/31	1,930,529
748,566	CG-CCRE Commercial Mortgage Trust 2014-FL2(a),(c)	US0001M + 1.854%	1.9550	11/15/31	718,036
175,000	COMM 2012-LC4 Mortgage Trust(d)		4.9340	12/10/44	176,478
1,846,823	COMM 2013-GAM Mortgage Trust(a),(d)		3.3670	02/10/28	1,843,957
1,000,000	CSAIL 2017-CX10 Commercial Mortgage Trust(a),(d)		3.9440	11/15/37	971,732
120,000	CSMC 2014-USA OA, LLC(a),(d)		4.3730	09/15/37	115,975

See accompanying notes to financial statements.

JAMES ALPHA STRUCTURED CREDIT VALUE FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

May 31, 2021

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 67.3% (Continued)
	NON AGENCY CMBS — 12.5% (Continued)
100,000	CSMC 2018-SITE(a),(d)		4.5350	04/15/36	$101,000
128,092	FREMF 2018-KF52 Mortgage Trust(a),(c)	US0001M + 1.950%	2.0570	09/25/28	123,130
595,000	GS Mortgage Securities Trust 2014-GC18(d)		4.8850	01/10/47	567,915
26,000	GS Mortgage Securities Trust 2014-GC20(d)		4.9560	04/10/47	25,742
500,000	Harvest Commercial Capital Loan Trust 2019-1(a),(d)		5.7300	11/25/31	438,865
2,366,000	Hudsons Bay Simon JV Trust 2015-HBS(a),(d)		3.9140	08/05/34	2,173,925
128,833	JP Morgan Chase Commercial Mortgage Securities(a),(c)	US0001M + 3.750%	3.8510	05/15/28	119,795
331,786	JP Morgan Chase Commercial Mortgage Securities(a),(d)		3.9770	10/15/45	332,597
500,000	JP Morgan Chase Commercial Mortgage Securities(a),(d)		3.2500	04/15/46	305,823
137,582	JP Morgan Chase Commercial Mortgage Securities(a),(d)		5.3840	07/15/46	137,434
1,169,536	JP Morgan Chase Commercial Mortgage Securities Series 2006-LDP9 Class A-MS(d)		5.3370	05/15/47	947,324
692,531	JP Morgan Chase Commercial Mortgage Securities(d)		5.8750	06/15/49	308,001
193,000	JP Morgan Chase Commercial Mortgage Securities(a),(d)		5.5230	02/15/46	83,109
177,000	LB-UBS Commercial Mortgage Trust 2007-C6(d)		6.2600	07/15/40	118,823
273,000	Morgan Stanley Bank of America Merrill Lynch Trust(d)		3.7080	05/15/46	284,713
4,315,000	Morgan Stanley Bank of America Merrill Lynch Trust(d)		4.3510	08/15/46	4,258,422
200,000	Morgan Stanley Capital I Trust 2015-MS1(a),(d)		4.0310	05/15/48	181,485
49,424	Multi Security Asset Trust, L.P. Commercial(a),(d)		4.7800	11/28/35	16,116
2,000,000	ReadyCap Commercial Mortgage Trust 2015-SBC2(a),(d)		5.1370	06/25/55	2,027,038
445,000	UBS-Barclays Commercial Mortgage Trust 2012-C2 Series 2012-C2 D(a),(d)		4.8870	05/10/63	277,144
171,000	UBS-Barclays Commercial Mortgage Trust 2012-C4(a),(d)		4.4670	12/10/45	124,196
3,010,583	Velocity Commercial Capital Loan Trust 2015-1(a),(d)		7.2170	06/25/45	3,065,018
2,144,000	Velocity Commercial Capital Loan Trust 2016-2(a),(d)		8.2400	10/25/46	2,235,701
2,445,932	Wachovia Bank Commercial Mortgage Trust Series(a),(f)		0.6210	07/15/41	5,445
220,000	WFRBS Commercial Mortgage Trust 2011-C4(a),(d)		5.1340	06/15/44	215,158
260,000	WFRBS Commercial Mortgage Trust 2011-C5(a),(d)		5.7090	11/15/44	261,374
2,322,000	WFRBS Commercial Mortgage Trust 2012-C7(d)		4.7380	06/15/45	2,165,777
100,000	WFRBS Commercial Mortgage Trust 2014-C24(d)		4.2040	11/15/47	102,124
					32,796,459
	OTHER ABS— 0.7%
300,000	Finance of America HECM Buyout 2021-HB1 Series 2021-HB1 M3(a),(d)		3.6400	02/25/31	299,718
5,424,000	LendingClub Issuance Trust Series 2016-NP1(a),(g)		—	06/15/22	—
98,019	Longtrain Leasing III, LLC 2015-1 Series 2015-1A Class A2(a),(d)		4.0600	01/15/45	99,892

See accompanying notes to financial statements.

JAMES ALPHA STRUCTURED CREDIT VALUE FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

May 31, 2021

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 67.3% (Continued)
	OTHER ABS — 0.7%
750,000	Mercury Financial Credit Card Master Trust Series 2021-1AB(a),(d)		2.3300	03/20/26	$751,290
317,984	Sprite 2017-1 Ltd.(a),(d)		4.2500	12/15/37	319,227
474,285	TRIP Rail Master Funding, LLC Series 2011-1A Class A2(a),(d)		6.0240	07/15/41	476,560
					1,946,687
	RESIDENTIAL MORTGAGE — 1.9%
1,705,842	Belvedere SPV Srl(c)	EUR006M + 3.250%	2.7270	12/31/38	1,920,211
300,000	CFMT 2020-HB3, LLC(a),(d)		6.2840	05/25/30	312,612
10,725	Chase Funding Trust Series 2002-4(c)	US0001M + 0.740%	0.8320	10/25/32	10,666
123,909	Credit-Based Asset Servicing and Securitization, LLC(c)	US0001M + 2.775%	2.8670	03/25/34	129,404
81,941	GE-WMC Asset-Backed Pass-Through Certificates Series 2005-2(c)	US0001M + 0.660%	0.7520	12/25/35	80,690
99,508	GSAMP Trust 2002-WF(c)	US0001M + 1.100%	1.1990	10/20/32	99,627
286,763	Interstar Millennium Series 2004-4E Trust(c)	EUR003M + 0.400%	—	11/14/36	331,412
178,349	Long Beach Mortgage Loan Trust 2003-2(c)	US0001M + 2.850%	2.9420	06/25/33	183,608
100,000	Mastr Specialized Loan Trust(a),(c)	US0001M + 0.750%	0.8420	11/25/35	99,918
3,635	Mastr Specialized Loan Trust(a),(e)		5.7040	11/25/35	3,632
628,565	RAAC Series 2005-SP2 Trust(c)	US0001M + 0.600%	0.6920	06/25/44	544,019
781,530	RAAC Series 2007-RP3 Trust(a),(c)	US0001M + 0.380%	0.4720	10/25/46	768,639
527,273	Structured Asset Investment Loan Trust 2003-BC9(c)	US0001M + 3.150%	3.2420	08/25/33	547,133
					5,031,571
	STUDENT LOANS — 0.7%
39,172	AccessLex Institute(c)	US0003M + 0.700%	0.8760	01/25/43	34,705
132,717	Collegiate Funding Services Education Loan Trust(c)	US0003M + 0.300%	0.4930	12/28/37	119,784
760,000	EdLinc Student Loan Funding Trust 2012-1(a),(c)	US0001M + 4.240%	4.3320	11/26/40	880,961
579,078	EdLinc Student Loan Funding Trust 2017-A(a),(c)	Prime Rate - 1.150%	2.1000	12/01/47	545,214
63,132	National Collegiate Trust 2005-GATE (The)(a),(c)	US0001M + 0.450%	0.5410	04/26/23	55,748
38,222	PHEAA Student Loan Trust 2015-1(a),(c)	US0001M + 0.600%	0.6920	10/25/41	38,124
37,935	SLM Student Loan Trust 2005-8(c)	US0003M + 0.310%	0.4860	01/25/55	35,762
					1,710,298
	WHOLE BUSINESS — 0.1%
186,639	Business Loan Express Business Loan Trust 2007-A(a),(c)	US0001M + 0.400%	0.4990	10/20/40	173,775

	TOTAL ASSET BACKED SECURITIES (Cost $171,072,307)				176,265,048

See accompanying notes to financial statements.

JAMES ALPHA STRUCTURED CREDIT VALUE FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

May 31, 2021

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	COLLATERALIZED MORTGAGE OBLIGATIONS — 1.0%
	CMBS — 0.8%
847,054	Freddie Mac Multifamily Structured Pass Through(f)		2.3230	05/25/47	$131,196
192,532	FREMF 2018-KF46(a),(c)	US0001M + 1.950%	2.0570	03/25/28	187,113
915,566	Government National Mortgage Association		3.0000	11/16/31	932,554
183,495	Government National Mortgage Association(f)		0.8840	04/16/53	3,516
1,000,000	Multifamily Connecticut Avenue Securities Trust Series 2019-01 M10(a),(c)	US0001M + 3.250%	3.3420	10/15/49	1,011,369
					2,265,748
	CMO — 0.2%
30,774	Freddie Mac Structured Pass-Through Certificates(c)	12 Month TA + 1.200%	1.3420	10/25/44	31,488
790,291	Government National Mortgage Association(f)		1.7540	10/20/62	34,110
1,947,218	Government National Mortgage Association(f)		2.1480	11/20/66	164,419
186,716	JP Morgan Tax-Emept Pass-Through Trust Series(a),(d)		3.0000	10/27/42	188,452
					418,469

	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $2,359,128)				2,684,217

	CORPORATE BONDS — 17.2%
	ASSET MANAGEMENT — 0.3%
70,000	Morgan Stanley & Company, LLC(c)	(5*(USISDA30*USISDA02))	1.1250	01/21/26	70,700
274,000	Nomura America Finance, LLC(d)		7.5960	12/31/33	270,575
65,000	Nomura America Finance, LLC(c)	(4*(USISDA30-USISDA02))	4.1200	02/28/34	64,103
355,000	Nomura America Finance, LLC(d)		4.3560	07/29/34	339,912
					745,290
	BANKING — 6.3%
190,000	Bank of Nova Scotia (The)(c)	(4*(USISDA30-USISDA02))	1.7960	06/27/33	161,975
120,000	Bank of Nova Scotia (The)(c)	4*(CMS30-CMS2)	5.8800	01/30/34	115,200
100,000	Bank of Nova Scotia (The)(d)		4.8800	08/28/34	88,500
75,000	Barclays Bank plc(g)		—	01/23/26	75,254
525,000	Barclays Bank plc(d)		7.3690	09/13/28	519,750
50,000	Barclays Bank plc(d)		5.4920	10/18/28	49,375
75,000	Barclays Bank plc(d)		4.4880	08/15/33	66,375
58,000	Barclays Bank plc(d)		4.8120	04/25/34	51,330
70,000	Barclays Bank plc(d)		6.5840	07/31/34	67,900
177,000	BNP Paribas S.A.(c)	4*(CMS30-CMS5)	4.1400	04/30/33	171,690

See accompanying notes to financial statements.

JAMES ALPHA STRUCTURED CREDIT VALUE FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

May 31, 2021

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 17.2% (Continued)
	BANKING — 6.3% (Continued)
430,000	Citigroup, Inc.(d)		3.2840	06/11/33	$371,950
1,037,000	Citigroup, Inc.(d)		4.9950	11/26/33	1,011,075
507,000	Citigroup, Inc.(d)		6.2720	12/29/34	490,523
55,000	Citigroup, Inc.(d)		10.0000	08/31/35	54,038
49,000	Credit Agricole Corporate & Investment Bank S.A.(c)	10*(CMS30-CMS2)	4.2900	09/29/32	49,191
74,000	Credit Agricole Corporate & Investment Bank S.A.(d)		10.0000	12/28/32	73,630
300,000	Credit Suisse A.G.(d)		1.7100	09/30/30	300,000
655,000	Credit Suisse A.G.(d)		9.8640	04/29/31	693,481
869,000	Credit Suisse A.G.(d)		8.0000	10/31/31	921,140
120,000	Deutsche Bank A.G.(d)		1.9400	01/31/33	98,400
245,000	Deutsche Bank A.G.(d)		5.9960	06/30/34	211,925
1,163,000	Deutsche Bank A.G.(c)	(4*(USISDA30-USISDA02))	4.8800	08/28/34	1,000,180
3,900,000	Deutsche Bank A.G.(d)		6.7640	10/31/34	3,802,499
961,000	Deutsche Bank A.G.(d)		6.0440	11/26/34	912,950
633,000	Deutsche Bank A.G.(d)		9.4300	03/27/35	595,020
75,000	Deutsche Bank A.G.(d)		3.9000	12/23/35	71,250
100,000	HSBC USA, Inc.(d)		7.3310	05/21/29	100,500
964,000	International Bank for Reconstruction & Development(d)		1.9320	06/30/34	889,290
200,000	Lloyds Bank plc(d)		2.4640	01/31/33	168,000
136,000	Lloyds Bank plc(d)		5.8120	10/25/33	130,900
655,000	Lloyds Bank plc(d)		5.5720	11/27/33	614,858
177,000	Natixis US Medium-Term Note Program, LLC(d)		1.0800	04/30/34	174,566
1,414,000	Natixis US Medium-Term Note Program, LLC(c)	(7.5*(USISDA30-USISDA05))	6.1720	07/31/34	1,378,650
194,000	Natixis US Medium-Term Note Program, LLC(d)		10.0000	03/31/36	194,000
125,000	NatWest Markets plc(d)		6.1080	08/18/31	121,875
100,000	NatWest Markets plc(d)		5.0440	08/26/31	90,000
185,000	SG Structured Products, Inc. (g)		—	07/29/31	174,363
644,000	Societe Generale S.A.(d)		2.4920	10/29/32	635,950
33,000	Societe Generale S.A.(d)		12.5000	01/31/35	32,340
					16,729,893
	INSTITUTIONAL FINANCIAL SERVICES — 6.1%
41,000	Citigroup Global Markets Holdings, Inc.(d)		2.1040	04/25/32	40,427
50,000	Citigroup Global Markets Holdings, Inc.(d)		10.0000	07/29/32	49,500
35,000	Citigroup Global Markets Holdings, Inc.(d)		1.7850	11/22/32	33,600

See accompanying notes to financial statements.

JAMES ALPHA STRUCTURED CREDIT VALUE FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

May 31, 2021

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 17.2% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES — 6.1% (Continued)
30,000	Citigroup Global Markets Holdings, Inc.(d)		10.0000	01/31/34	$29,850
150,000	Citigroup Global Markets Holdings, Inc.(d)		10.0000	03/29/34	145,500
800,000	Citigroup Global Markets Holdings, Inc.(d)		7.5000	07/31/34	780,000
50,000	Citigroup Global Markets Holdings, Inc.		7.4200	12/14/36	49,188
365,000	Goldman Sachs Group, Inc. (The)(d)		5.8950	03/19/29	354,963
30,000	Jefferies Group, LLC / Jefferies Group Capital(d)		10.0000	06/30/37	31,800
229,000	Jefferies Group, LLC / Jefferies Group Capital(c)	(9*(USISDA10-USISDA02))	8.0000	08/31/37	239,305
150,000	Jefferies Group, LLC / Jefferies Group Capital(d)		10.0000	08/31/37	159,000
248,000	Jefferies Group, LLC / Jefferies Group Capital(d)		8.0000	09/30/37	254,510
110,000	Jefferies Group, LLC / Jefferies Group Capital(d)		9.0000	01/31/38	112,888
762,000	Jefferies Group, LLC / Jefferies Group Capital(c)	(7.5*(USISDA30-USISDA02))	2.7510	02/28/38	641,985
280,000	Jefferies Group, LLC / Jefferies Group Capital(c)	US0003M + 4.000%	5.0000	03/20/40	282,063
115,000	Morgan Stanley(d)		8.0000	03/21/27	124,775
1,015,000	Morgan Stanley(d)		3.8960	09/27/28	1,017,537
3,588,000	Morgan Stanley(c)	(10*(USISDA30-USISDA02))	10.0000	04/30/30	3,740,489
1,388,000	Morgan Stanley(c)	(10*(USISDA30-USISDA02))	10.0000	05/29/30	1,446,989
363,000	Morgan Stanley(d)		10.0000	06/30/30	375,705
182,000	Morgan Stanley(c)	(8*(USISDA30-USISDA02))	10.0000	07/31/30	187,460
290,000	Morgan Stanley(c)	(8.5*(USISDA30-USISDA02))	10.0000	08/19/30	299,063
216,000	Morgan Stanley(c)	(8*(USISDA30-USISDA02))	10.0000	08/31/30	222,480
285,000	Morgan Stanley(d)		10.0000	09/30/30	291,769
171,000	Morgan Stanley(d)		8.7650	10/30/30	173,286
151,000	Morgan Stanley(c)	(5*(USISDA30-USISDA02))	12.0000	10/30/30	154,586
50,000	Morgan Stanley(d)		8.7650	11/30/30	49,500
20,000	Morgan Stanley(d)		8.0000	03/31/31	21,400
89,000	Morgan Stanley(d)		8.5000	05/31/31	96,120
100,000	Morgan Stanley(d)		9.0000	06/30/31	109,250
114,000	Morgan Stanley(d)		8.5000	07/29/31	121,980
228,200	Morgan Stanley(d)		5.8250	09/16/31	245,315
117,000	Morgan Stanley(d)		10.0000	01/30/34	112,905
220,000	Morgan Stanley(d)		7.0120	07/31/34	209,275
121,000	Morgan Stanley(d)		8.5350	08/29/34	116,911
120,000	Morgan Stanley(d)		8.7650	09/30/34	115,800

See accompanying notes to financial statements.

JAMES ALPHA STRUCTURED CREDIT VALUE FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

May 31, 2021

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 17.2% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES — 6.1% (Continued)
238,000	Morgan Stanley(c)	(5*(USISDA30-USISDA02))	8.8400	10/08/34	$229,075
233,000	Morgan Stanley(d)		10.0000	10/31/34	228,923
30,000	Morgan Stanley(c)	(7*(USISDA30-USISDA02))	8.4500	11/28/34	28,875
304,000	Morgan Stanley(c)	(4.5*(USISDA30-USISDA02))	10.0000	01/30/35	317,680
438,000	Morgan Stanley(c)	(6*(USISDA30-USISDA02))	10.0000	03/31/35	425,955
532,000	Morgan Stanley(c)	(9*(USISDA30-USISDA02))	9.0000	04/30/35	578,550
73,000	Morgan Stanley(d)		9.0000	05/29/35	79,205
120,000	Morgan Stanley(d)		9.0000	06/30/35	130,800
268,000	Morgan Stanley(d)		9.0000	07/31/35	290,780
79,000	Morgan Stanley(d)		9.0000	09/30/35	83,740
109,000	Morgan Stanley(d)		9.0000	11/30/35	118,810
134,000	Morgan Stanley(c)	(9*(USISDA30-USISDA02))	9.0000	12/23/35	145,725
816,000	Morgan Stanley(c)	(10*(USISDA30-USISDA02))	10.0000	02/29/36	834,360
					15,929,652
	SPECIALTY FINANCE — 4.5%
498,000	Morgan Stanley Finance, LLC(d)		14.0000	04/30/33	521,655
541,000	Morgan Stanley Finance, LLC(c)	(10*(USISDA30-USISDA02))	10.0000	06/30/36	559,935
215,000	Morgan Stanley Finance, LLC(c)	(15*(USISDA30-USISDA02))	10.0000	07/29/36	226,825
2,136,000	Morgan Stanley Finance, LLC(c)	(20*(USISDA30-USISDA02))	9.0000	08/31/36	2,274,840
289,000	Morgan Stanley Finance, LLC(d)		9.0000	09/30/36	307,785
3,642,000	Morgan Stanley Finance, LLC(c)	(20*(USISDA30-USISDA02))	9.0000	11/29/36	3,878,729
975,000	Morgan Stanley Finance, LLC(c)	(20*(USISDA30-USISDA02))	9.0000	01/31/37	1,038,375
199,000	Morgan Stanley Finance, LLC(c)	(20*(USISDA30-USISDA02))	8.8760	04/28/37	200,188
267,000	Morgan Stanley Finance, LLC(d)		8.0000	07/31/37	284,355
158,000	Morgan Stanley Finance, LLC(d)		8.0000	09/29/37	168,270
996,000	Morgan Stanley Finance, LLC(c)	10*(CMS30-CMS5)	9.8630	09/29/37	1,030,860
600,908	Select Notes Trust LT 2003-1(d)		5.9100	02/22/33	645,291
585,028	US Capital Funding II Ltd. Capital Funding II(a),(c)	US0003M + 0.750%	0.9260	08/01/34	557,240
					11,694,348

	TOTAL CORPORATE BONDS (Cost $41,845,258)				45,099,183

See accompanying notes to financial statements.

JAMES ALPHA STRUCTURED CREDIT VALUE FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

May 31, 2021

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	NON U.S. GOVERNMENT & AGENCIES — 0.1%
	SOVEREIGN — 0.1%
24,086	Argentine Republic Government International Bond	1.0000	07/09/29	$9,393
485,000	Argentine Republic Government International Bond(e)	0.1250	07/09/35	161,025
	TOTAL NON U.S. GOVERNMENT & AGENCIES (Cost $295,745)			170,418

	U.S. GOVERNMENT & AGENCIES — 7.5%

	AGENCY MBS OTHER — 0.0%
39,449	Fannie Mae Pool 257064	4.5000	11/01/37	40,883

	U.S. TREASURY BILLS — 5.0%
10,000,000	United States Treasury Bill	0.0036	08/26/21	9,999,821
3,000,000	United States Treasury Bill	0.0181	11/26/21	2,999,592
				12,999,413

	U.S. TREASURY NOTES — 2.5%
4,000,000	United States Treasury Note	0.7500	03/31/26	3,997,500
3,000,000	United States Treasury Note	1.6250	11/15/50	2,571,797
				6,569,297

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $20,038,207)			19,609,593

	TOTAL INVESTMENTS - 93.1% (Cost $235,610,645)			$243,828,459
	OTHER ASSETS IN EXCESS OF LIABILITIES- 6.9%			18,025,784
	NET ASSETS – 100.0%			$261,854,243

CREDIT DEFAULT SWAP AGREEMENTS
						Amortized Upfront	Unrealized
Description	Counterparty	Fixed Deal (Pay) Rate	Maturity Date	Notional Value	Fair Value	Payments Paid	Depreciation
MS CDS USD SR 5Y D14	Goldman Sachs	1.00%	6/20/2025	$20,000,000	(432,186)	(318,844)	$(152,786)

LLC - Limited Liability Company

LTD - Limited Company

PLC - Public Limited Company

REMIC - Real Estate Mortgage Investment Conduit

S/A - Société Anonyme

See accompanying notes to financial statements.

JAMES ALPHA STRUCTURED CREDIT VALUE FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

May 31, 2021

12 Month TA	Federal Reserve US 12 Month Cumulative Avg 1 Year CMT

CMS2	2 Year Constant Maturity Swap Rate

CMS5	5 Year Constant Maturity Swap Rate

CMS30	30 Year Constant Maturity Swap Rate

COF 11	Cost of Funds for the 11th District of San Francisco

EUR003M	Euribor 3 Month ACT/360

EUR006M	Euribor 6 Month ACT/360

US0001M	ICE LIBOR USD 1 Month

US0003M	ICE LIBOR USD 3 Month

US0006M	ICE LIBOR USD 6 Month

Prime Rate	Prime Lending Rate by Country United States

USISDA02	2 Year Swap

USISDA05	5 Year Swap

USISDA10	10 Year Swap

USISDA30	30 Year Swap

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of May 31, 2021 the total market value of 144A securities is 108,461,342 or 41.4% of net assets.

(b)	The security is illiquid; total illiquid securities represent 1.0% of net assets.

(c)	Variable rate security; the rate shown represents the rate on May 31, 2021.

(d)	Variable or Floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The rate shown represents the rate at May 31, 2021.

(e)	Step-Up Bond; the interest rate shown is the rate in effect as of May 31, 2021.

(f)	The interest adjusts if the long term interest rates are lower than short term interest rates as measured by a pair of interest indexes or if the underlying equity index falls below the index reference level.

(g)	Zero coupon rate.

See accompanying notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES
May 31, 2021 (Unaudited)

	James Alpha	James Alpha	James Alpha	James Alpha	James Alpha	James Alpha
	EHS	Event Driven	Family Office	Relative Value	Total Hedge	Structured Credit
	Fund	Fund	Fund	Fund	Portfolio	Value Fund
Assets:
Investments in Affiliates, at cost	$140,000	$166,578	$—	$1,901,583	$685,298	$—
Investments in Unaffiliated securities, at cost	4,581,834	3,261,717	3,647,960	3,655,955	10,705,882	235,610,645
Total Investments, at cost	$4,721,834	$3,428,295	$3,647,960	$5,557,538	$11,391,180	$235,610,645

Investments in Affiliates, at value	$140,124	$172,636	$—	$2,044,197	$697,806	$—
Investments in Unaffiliated securities, at value	4,986,103	3,320,215	4,378,886	3,638,936	11,238,208	243,828,459
Total Investments, at value	$5,126,227	$3,492,851	$4,378,886	$5,683,133	$11,936,014	$243,828,459
Cash	—	14,133	67,942	94,259	188,774	18,020,680
Foreign Cash ($0, $4, $0, $0, $28 and $20,983)	—	4	—	—	28	21,036
Deposit in collateral account for Swaps	—	885,000	—	980,000	585,619	830,000
Unrealized appreciation on swaps	—	4,989	—	9,849	168,679	—
Unrealized appreciation on forward currency exchange contracts	1,036	1,203	—	113	3,220	—
Receivable for securities sold	565,504	—	—	—	—	4,155
Receivable for open swaps	8,512	960	—	886	11,366	—
Receivable for fund shares sold	2,693	—	1,376	1,695	289	485,646
Interest and dividends receivable	28	10,911	—	—	11	—
Receivable from manager	8,398	10,763	11,631	7,156	—	—
Prepaid expenses and other assets	8,757	8,933	9,464	15,901	10,226	259,686
Total Assets	5,721,155	4,429,747	4,469,299	6,792,992	12,904,226	263,449,662

Liabilities:
Payable for securities purchased	87,428	—	—	—	—	137,925
Cash Overdraft ($279,672, $0, $0, $0, $0 and $0)	279,672	—	—	—	—	—
Foreign Cash Overdraft ($1,954, $0, $0, $0, $0 and $0)	1,954	—	—	—	—	—
Payable for fund shares redeemed	242	—	1,159	—	9,512	256,453
Unrealized depreciation on swaps	799	—	—	—	—	152,786
Premiums received on swaps	—	—	—	1,380	—	318,844
Interest Payable	—	—	—	—	—	442,047
Custody fees payable	2,208	3,823	230	3,628	7,619	1,465
Administration fees payable	3,784	8,136	10,059	7,093	9,209	28,460
Unrealized depreciation on forward currency exchange contracts	129	512	—	662	90	—
Payable to manager	—	—	—	—	2,100	238,247
Trustee fees payable	2,076	2,285	2,238	2,027	2,204	810
Payable for distribution (12b-1) fees	—	—	—	—	—	13,983
Compliance officer fees payable	7,014	1,243	1,374	1,545	1,368	4,202
Accrued expenses and other liabilities	4,883	10,683	10,455	9,832	11,066	197
Total Liabilities	390,189	26,682	25,515	26,167	43,168	1,595,419

Net Assets	$5,330,966	$4,403,065	$4,443,784	$6,766,825	$12,861,058	$261,854,243

Net Assets:
Par value of shares of beneficial interest	$3,959	$3,991	$3,341	$6,493	$10,740	$235,750
Paid in capital	4,518,924	4,233,101	3,511,322	6,440,648	11,377,332	249,965,203
Accumulated earnings (loss)	808,083	165,973	929,121	319,684	1,472,986	11,653,290
Net Assets	$5,330,966	$4,403,065	$4,443,784	$6,766,825	$12,861,058	$261,854,243

Net Asset Value Per Share
Class A
Net Assets	$—	$—	$—	$—	$—	$16,142,087
Shares of beneficial interest outstanding	—	—	—	—	—	1,425,973
Net asset value	$—	$—	$—	$—	$—	$11.32
Offering price per share (maximum sales charge of 2.00%)	$—	$—	$—	$—	$—	$11.55

Class C
Net Assets	$—	$—	$—	$—	$—	$5,042,634
Shares of beneficial interest outstanding	—	—	—	—	—	455,731
Net asset value/offering price per share	$—	$—	$—	$—	$—	$11.06

Class I
Net Assets	$1,081,539	$63,741	$553,490	$100,956	$6,999,521	$184,014,308
Shares of beneficial interest outstanding	80,849	5,836	42,201	9,798	586,728	16,629,497
Net asset value/offering price per share	$13.38	$10.92	$13.12	$10.30	$11.93	$11.07

Class R6
Net Assets	$4,249,427	$4,339,324	$3,890,294	$6,665,869	$5,861,537	$56,655,214
Shares of beneficial interest outstanding	$315,056	$393,231	$291,901	$639,490	$487,226	$5,063,792
Net asset value/offering price per share	$13.49	$11.04	$13.33	$10.42	$12.03	$11.19

See accompanying notes to financial statements.

STATEMENTS OF OPERATIONS
For Six Months Ended May 31, 2021 (Unaudited)

	James Alpha	James Alpha	James Alpha	James Alpha	James Alpha	James Alpha
	EHS	Event Driven	Family Office	Relative Value	Total Hedge	Structured Credit
	Fund	Fund	Fund	Fund	Portfolio	Value Fund
Investment Income:
Dividend income	$25,898	$85,330	$68,962	$66,708	$122,369	$—
Interest income	23	18	2	68	46	5,653,615
Dividend income from Affiliates	9,045	21,140	—	99,746	36,111	—
Less: Foreign withholding taxes	(42)	—	—	—	—	—
Total Investment Income	34,924	106,488	68,964	166,522	158,526	5,653,615

Operating Expenses:
Management fees	23,678	22,993	29,750	35,072	58,814	1,342,794
Distribution (12b-1) fees
Class A Shares	—	4	211	3	43	19,269
Class C Shares	22	—	341	—	144	19,262
Administration fees	13,271	12,259	13,091	12,535	18,636	210,369
Supervisory fees	2,697	2,697	2,618	2,697	2,688	42,474
Registration fees	5,976	5,855	7,401	6,406	7,850	44,000
Custodian fees	5,647	6,876	2,699	6,816	11,685	24,764
Shareholder servicing fee	2,174	3,581	5,519	5,644	4,101	95,800
Legal fees	2,781	3,687	3,785	4,737	5,119	22,355
Audit fees	1,605	3,355	3,428	3,420	3,671	18,230
Printing and postage expense	2,104	2,402	2,742	2,967	4,247	17,529
Trustees’ fees	2,182	2,210	2,255	2,309	2,459	12,078
Interest expenses	—	—	—	—	2,500	—
Compliance officer fees	1,484	1,515	1,561	1,613	1,764	9,254
Insurance expense	43	75	77	97	157	2,252
Miscellaneous expenses	1,532	1,965	1,499	2,690	2,131	3,069
Total Operating Expenses	65,196	69,474	76,977	87,006	126,009	1,883,499

Less: Expenses waived	(37,699)	(43,296)	(47,366)	(47,287)	(46,164)	(288,234)
Total Waivers	(37,699)	(43,296)	(47,366)	(47,287)	(46,164)	(288,234)

Net Operating Expenses	27,497	26,178	29,611	39,719	79,845	1,595,265

Net Investment Income	7,427	80,310	39,353	126,803	78,681	4,058,350

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) from:
Investments and Foreign currency transactions	475,305	145,925	594,190	136,448	765,343	3,544,610
Affiliated Investments	15,038	20,948	—	37,465	57,367	—
Swaps	5,876	304,493	—	186,879	4,718	(101,668)
Net realized gain	496,219	471,366	594,190	360,792	827,428	3,442,942

Net change in unrealized appreciation (depreciation) on:
Investments and Foreign currency translations	94,119	41,252	85,659	16,155	122,452	1,834,865
Affiliated Investments	(16,016)	(22,083)	—	(40,732)	(60,457)	—
Swaps	(799)	(111,400)	—	(142,120)	106,805	42,676
Net change in unrealized appreciation (depreciation)	77,304	(92,231)	85,659	(166,697)	168,800	1,877,541
Net Realized and Unrealized Gain/(Loss) on investments	573,523	379,135	679,849	194,095	996,228	5,320,483

Net Increase in Net Assets Resulting From Operations	$580,950	$459,445	$719,202	$320,898	$1,074,909	$9,378,833

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	James Alpha EHS Fund				James Alpha Event Driven Fund			James Alpha Family Office Fund

	Six Months Ended		Year Ended		Six Months Ended		Year Ended	Six Months Ended		Year Ended
	May 31, 2021		November 30, 2020		May 31, 2021		November 30, 2020	May 31, 2021		November 30, 2020
	(Unaudited)				(Unaudited)			(Unaudited)
Operations:
Net investment income	$7,427		$31,553		$80,310		$158,041	$39,353		$93,509
Net realized gain (loss) on investments	496,219		66,619		471,366		(344,726)	594,190		25,815
Net change in unrealized appreciation (depreciation) on investments	77,304		367,117		(92,231)		124,751	85,659		268,025
Net increase (decrease) in net assets resulting from operations	580,950		465,289		459,445		(61,934)	719,202		387,349

Distributions to Shareholders:
Total Distributions:
Class I	(1,731)		(5,181)		—		(40,688)	(4,409)		(6,884)
Class A	—		(0	) *	—		(1)	(2,335)		(2,641)
Class C	—		(77)		—		(1)	(184)		(102)
Class R6	(26,338)		(39,002)		—		(635,328)	(57,376)		(79,171)
Total Dividends and Distributions to Shareholders	(28,069)		(44,260)		—		(676,018)	(64,304)		(88,798)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Class I	745,105	**	—		60,718	**	10,956	431,660	**	189,321
Class A	—		—		—		4,490	—		22,831
Class C	—		—		—		—	2,000		6,000
Class R6	512,017		2,803,013		207,830		2,263,702	173,349		984,029
Reinvestment of dividends and distributions
Class I	1,731		5,181		—		40,688	4,409		6,884
Class A	—		0	*	—		1	2,335		2,641
Class C	—		77		—		1	184		102
Class R6	17,018		24,865		—		412,620	42,502		63,703
Cost of shares redeemed
Class I	—		(4,328)		(235,373)		(219,963)	(328,373)		(459,671)
Class A	(14	) **	—		(5,083	) **	—	(293,794	) **	(62,616)
Class C	(7,270	) **	—		(12	) **	—	(119,700	) **	(12,425)
Class R6	(773,008)		(923,515)		(1,073,475)		(4,295,826)	(2,123,892)		(3,481,579)
Net Increase (decrease) in net assets from share transactions of beneficial interest	495,579		1,905,293		(1,045,395)		(1,783,331)	(2,209,320)		(2,740,780)

Total Increase (Decrease) in Net Assets	1,048,460		2,326,322		(585,950)		(2,521,283)	(1,554,422)		(2,442,229)

Net Assets:
Beginning of year/period	4,282,506		1,956,184		4,989,015		7,510,298	5,998,206		8,440,435
End of year/period	$5,330,966		$4,282,506		$4,403,065		$4,989,015	$4,443,784		$5,998,206

Share Activity
Shares sold
Class I	58,885	**	—		5,835	**	1,103	34,240	**	17,388
Class A	—		—		—		484	—		2,388
Class C	—		—		—		—	166		579
Class R6	39,048		258,687		19,775		260,143	13,574		95,623
Shares Reinvested
Class I	140		498		—		4,081	371		629
Class A	—		0	***	—		0 ***	197		242
Class C	—		7		—		0 ***	16		9
Class R6	1,364		2,386		—		41,221	3,530		5,760
Shares redeemed
Class I	—		(399)		(22,654)		(23,479)	(26,437)		(42,141)
Class A	(1	) **	—		(485	) **	—	(23,396	) **	(5,981)
Class C	(563	) **	—		(1	) **	—	(9,586	) **	(1,156)
Class R6	(59,327)		(92,629)		(102,812)		(479,675)	(170,275)		(335,186)
Net Increase (decrease) in shares of beneficial interest	39,546		168,550		(100,342)		(196,122)	(177,600)		(261,846)

*	Less than $1.00.

**	Share Transactions of Beneficial Interest and Share Activity include the Conversion of Class A and C shares into I shares (see note 1).

***	Less than 1 share.

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	James Alpha Relative Value Fund			James Alpha Total Hedge Portfolio			James Alpha Structured Credit Value Fund

	Six Months Ended		Year Ended	Six Months Ended		Year Ended	Six Months Ended	Year Ended
	May 31, 2021		November 30, 2020	May 31, 2021		November 30, 2020	May 31, 2021	November 30, 2020
	(Unaudited)			(Unaudited)			(Unaudited)
Operations:
Net investment income	$126,803		$257,056	$78,681		$240,858	$4,058,350	$4,504,190
Net realized gain (loss) on investments	360,792		(146,088)	827,428		240,514	3,442,942	5,597,564
Net change in unrealized appreciation on investments	(166,697)		222,466	168,800		462,562	1,877,541	5,475,283
Net increase in net assets resulting from operations	320,898		333,434	1,074,909		943,934	9,378,833	15,577,037

Distributions to Shareholders:
Total Distributions:
Class I	(6,248)		(31,663)	(86,169)		(192,097)	(5,898,823)	(2,386,869)
Class A	(85)		(1)	(845)		(1,656)	(587,853)	(292,186)
Class C	(0	) *	(1)	(745)		(1,171)	(141,435)	(117,041)
Class R6	(128,117)		(745,465)	(85,657)		(208,942)	(2,743,675)	(2,931,598)
Total Dividends and Distributions to Shareholders	(134,450)		(777,130)	(173,417)		(403,866)	(9,371,786)	(5,727,694)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Class I	131,404	**	133,104	1,424,923	**	41,555	100,231,150	125,085,076
Class A	—		4,490	3,700		—	10,780,690	20,284,097
Class C	—		—	—		—	2,298,444	2,320,531
Class R6	647,050		4,320,991	680,089		1,865,826	8,884,051	43,689,978
Reinvestment of dividends and distributions
Class I	6,248	**	31,663	86,169	**	192,097	4,743,560	1,868,577
Class A	—		1	844		1,656	524,962	263,345
Class C	—		1	457		1,171	94,121	75,191
Class R6	64,132		470,395	67,479		157,561	1,946,411	1,517,647
Cost of shares redeemed
Class I	(374,898	) **	(90,003)	(221,572	) **	(351,607)	(33,236,310)	(24,900,945)
Class A	(4,683)		—	(58,467)		—	(7,647,433)	(9,172,331)
Class C	(12)		—	(47,536)		—	(607,304)	(759,065)
Class R6	(1,240,724)		(4,053,673)	(616,571)		(2,557,176)	(16,488,655)	(16,892,252)
Net increase (decrease) in net assets from share transactions of beneficial interest	(771,483)		816,969	1,319,515		(648,917)	71,523,687	143,379,849

Total Increase (Decrease) in Net Assets	(585,035)		373,273	2,221,007		(108,849)	71,530,734	153,229,192

Net Assets:
Beginning of year/period	7,351,860		6,978,587	10,640,051		10,748,900	190,323,509	37,094,317
End of year	$6,766,825		$7,351,860	$12,861,058		$10,640,051	$261,854,243	$190,323,509

Share Activity
Shares sold
Class I	13,091	**	13,784	123,207	**	4,023	9,090,799	11,803,882
Class A	—		464	325		—	956,037	1,868,358
Class C	—		—	—		—	208,272	219,343
Class R6	63,436		464,544	57,975		186,794	795,821	4,142,915
Shares Reinvested
Class I	627		3,248	7,680		18,705	434,629	176,511
Class A	0	***	0 ***	76		161	47,039	24,314
Class C	0	***	0 ***	41		114	8,636	7,225
Class R6	6,375		47,999	5,972		15,297	176,862	144,072
Shares redeemed
Class I	(37,127)		(9,384)	(18,910)		(33,555)	(3,003,703)	(2,348,929)
Class A	(466	) **	—	(5,053	) **	—	(675,812)	(834,692)
Class C	(1	) **	—	(4,148	) **	—	(54,954)	(73,332)
Class R6	(121,728)		(436,574)	(52,910)		(254,897)	(1,477,588)	(1,592,686)
Net Increase (decrease) in shares of beneficial interest	(75,793)		84,081	114,255		(63,358)	6,506,038	13,536,981

*	Less than $1.00.

**	Share Transactions of Beneficial Interest and Share Activity include the Conversion of Class A and C shares into I shares (see note 1).

***	Less than 1 share.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each period)

	James Alpha EHS Fund
	Class I
	For the		For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Period Ended
	May 31,		November 30,	November 30,	November 30,	November 30,
	2021		2020	2019	2018	2017 (1)
	(Unaudited)
Net Asset Value, Beginning of Year/Period	$11.95		$10.40	$10.37	$10.58	$10.00
Income (Loss) from Investment Operations:
Net investment income (loss) (2)	(0.04)		0.16	0.13	0.11	0.00	**
Net realized and unrealized gain (loss)	1.55		1.63	0.45	(0.24)	0.58
Total from investment operations	1.51		1.79	0.58	(0.13)	0.58
Dividends and Distributions:
Dividends from net investment income	(0.08)		(0.24)	(0.16)	(0.04)	—
Distributions from realized gains	—		—	(0.39)	(0.04)	—
Total dividends and distributions	(0.08)		(0.24)	(0.56)	(0.08)	—
Net Asset Value, End of Year/Period	$13.38		$11.95	$10.40	$10.37	$10.58
Total Return*	12.68%		17.55%	6.12%	(1.20)%	5.80%
Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$1,082		$261	$226	$209	$212
Ratio of gross operating expenses to average net assets including interest expense (3)	2.93	% (5)	4.60%	4.11%	2.99%	17.28	% (5)
Ratio of gross operating expenses to average net assets excluding interest expense (3)	2.93	% (5)	4.60%	4.10%	2.99%	17.28	% (5)
Ratio of net operating expenses to average net assets including interest expense (3)	1.48	% (5)	1.49%	1.50%	1.49%	1.49	% (5)
Ratio of net operating expenses to average net assets excluding interest expense (3)	1.48	% (5)	1.49%	1.49%	1.49%	1.49	% (5)
Ratio of net investment income (loss) after expense reimbursement to average net assets (3,6)	(0.66	) %(5)	1.52%	1.35%	0.99%	0.12	% (5)
Portfolio Turnover Rate	104	% (4)	145%	143%	181%	125	% (4)

	James Alpha EHS Fund
	Class R6
	For the		For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Period Ended
	May 31,		November 30,	November 30,	November 30,	November 30,
	2021		2020	2019	2018	2017 (1)
	(Unaudited)
Net Asset Value, Beginning of Year/Period	$12.02		$10.42	$10.37	$10.59	$10.00
Income (Loss) from Investment Operations:
Net investment income (2)	0.03		0.19	0.19	0.10	0.00	**
Net realized and unrealized gain (loss)	1.52		1.65	0.41	(0.24)	0.59
Total from investment operations	1.55		1.84	0.60	(0.14)	0.59
Dividends and Distributions:
Dividends from net investment income	(0.08)		(0.24)	(0.16)	(0.04)	—
Distributions from realized gains	—		—	(0.39)	(0.04)	—
Total dividends and distributions	(0.08)		(0.24)	(0.56)	(0.08)	—
Net Asset Value, End of Year/Period	$13.49		$12.02	$10.42	$10.37	$10.59
Total Return*	12.94%		18.00%	6.32%	(1.30)%	5.90%
Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$4,249		$4,015	$1,725	$5,298	$2,668
Ratio of gross operating expenses to average net assets including interest expense (3)	2.73	% (5)	4.17%	4.01%	2.79%	7.83	% (5)
Ratio of gross operating expenses to average net assets excluding interest expense (3)	2.73	% (5)	4.17%	4.00%	2.79%	7.83	% (5)
Ratio of net operating expenses to average net assets including interest expense (3)	1.12	% (5)	1.12%	1.36%	1.49%	1.49	% (5)
Ratio of net operating expenses to average net assets excluding interest expense (3)	1.12	% (5)	1.12%	1.35%	1.49%	1.49	% (5)
Ratio of net investment income (loss) after expense reimbursement to average net assets (3,6)	0.44	% (5)	1.85%	1.90%	0.90%	(0.15	)% (5)
Portfolio Turnover Rate	104	% (4)	145%	143%	181%	125	% (4)

(1)	Class I and Class R6 commenced operations on August 18, 2017.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the Period.

(3)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(4)	Not annualized.

(5)	Annualized for periods less than one year.

(6)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

*	Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

**	Per share amount represents less than $0.01 per share.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each period)

	James Alpha Event Driven Fund
	Class I
	For the		For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Period Ended
	May 31,		November 30,	November 30,	November 30,	November 30,
	2021		2020	2019	2018	2017 (1)
	(Unaudited)
Net Asset Value, Beginning of Year/Period	$9.92		$10.76	$10.12	$10.26	$10.00
Income (Loss) from Investment Operations:
Net investment income (2)	0.19		0.20	0.12	0.13	0.03
Net realized and unrealized gain (loss)	0.81		(0.05)	0.75	(0.21)	0.23
Total from investment operations	1.00		0.15	0.87	(0.08)	0.26
Dividends and Distributions:
Dividends from net investment income	—		(0.99)	(0.15)	(0.05)	—
Distributions from realized gains	—		—	(0.08)	(0.01)	—
Total dividends and distributions	—		(0.99)	(0.23)	(0.06)	—
Redemption Fees	—		—	0.00 **	—	—
Net Asset Value, End of Year/Period	$10.92		$9.92	$10.76	$10.12	$10.26
Total Return*	10.08%		1.31%	8.87%	(0.71)%	2.60%
Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$64		$225	$441	$204	$205
Ratio of gross operating expenses to average net assets including interest expense (3)	3.02	% (5)	2.55%	2.59%	2.14%	11.16	% (5)
Ratio of gross operating expenses to average net assets excluding interest expense (3)	3.02	% (5)	2.55%	2.59%	2.14%	11.16	% (5)
Ratio of net operating expenses to average net assets including interest expense (3)	1.49	% (5)	1.49%	1.49%	1.49%	1.49	% (5)
Ratio of net operating expenses to average net assets excluding interest expense (3)	1.49	% (5)	1.49%	1.49%	1.49%	1.49	% (5)
Ratio of net investment income after expense reimbursement to average net assets (3,6)	3.75	% (5)	2.22%	1.15%	1.25%	1.05	% (5)
Portfolio Turnover Rate	83	% (4)	127%	112%	221%	101	% (4)

	James Alpha Event Driven Fund
	Class R6
	For the		For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Period Ended
	May 31,		November 30,	November 30,	November 30,	November 30,
	2021		2020	2019	2018	2017 (1)
	(Unaudited)
Net Asset Value, Beginning of Year/Period	$9.99		$10.80	$10.14	$10.26	$10.00
Income (Loss) from Investment Operations:
Net investment income (2)	0.18		0.24	0.20	0.15	0.03
Net realized and unrealized gain (loss)	0.87		(0.06)	0.69	(0.21)	0.23
Total from investment operations	1.05		0.18	0.89	(0.06)	0.26
Dividends and Distributions:
Dividends from net investment income	—		(0.99)	(0.15)	(0.05)	—
Distributions from realized gains	—		—	(0.08)	(0.01)	—
Total dividends and distributions	—		(0.99)	(0.23)	(0.06)	—
Redemption Fees	—		—	0.00 **	—	—
Net Asset Value, End of Year/Period	$11.04		$9.99	$10.80	$10.14	$10.26
Total Return*	10.51%		1.61%	9.06%	(0.51)%	2.60%
Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$4,339		$4,760	$7,070	$10,349	$5,798
Ratio of gross operating expenses to average net assets including interest expense (3)	3.02	% (5)	2.54%	2.60%	2.11%	4.99	% (5)
Ratio of gross operating expenses to average net assets excluding interest expense (3)	3.02	% (5)	2.54%	2.60%	2.11%	4.99	% (5)
Ratio of net operating expenses to average net assets including interest expense (3)	1.12	% (5)	1.12%	1.32%	1.11%	1.49	% (5)
Ratio of net operating expenses to average net assets excluding interest expense (3)	1.12	% (5)	1.12%	1.32%	1.11%	1.49	% (5)
Ratio of net investment income after expense reimbursement to average net assets (3,6)	3.48	% (5)	2.64%	2.02%	1.50%	1.15	% (5)
Portfolio Turnover Rate	83	% (4)	127%	112%	221%	101	% (4)

(1)	Class I and Class R6 commenced operations on August 18, 2017.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the Period.

(3)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(4)	Not annualized.

(5)	Annualized for periods less than one year.

(6)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

*	Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

**	Per share amount represents less than $0.01 per share.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each period)

	James Alpha Family Office Fund
	Class I
	For the		For the	For the	For the		For the
	Six Months Ended		Year Ended	Year Ended	Year Ended		Period Ended
	May 31,		November 30,	November 30,	November 30,		November 30,
	2021		2020	2019	2018		2017 (1)
	(Unaudited)
Net Asset Value, Beginning of Year/Period	$11.58		$10.82	$10.18	$10.52		$10.00
Income (Loss) from Investment Operations:
Net investment income (loss) (2)	0.07		0.11	0.10	0.09		(0.03)
Net realized and unrealized gain (loss)	1.60		0.77	0.77	(0.38)		0.55
Total from investment operations	1.67		0.88	0.87	(0.29)		0.52
Dividends and Distributions:
Dividends from net investment income	(0.13)		(0.12)	(0.20)	(0.05)		—
Distributions from realized gains	0.00		0.00	(0.03)	(0.00	) **	—
Total dividends and distributions	(0.13)		(0.12)	(0.23)	(0.05)		—
Redemption Fees	—		—	0.00 **	—		—
Net Asset Value, End of Year/Period	$13.12		$11.58	$10.82	$10.18		$10.52
Total Return*	14.54%		8.19%	8.81%	(2.74)%		5.20%
Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$553		$394	$629	$214		$210
Ratio of gross operating expenses to average net assets (3)	3.28	% (5)	2.35%	2.69%	2.23%		20.93	% (5)
Ratio of net operating expenses to average net assets (3)	1.49	% (5)	1.49%	1.49%	1.82%		2.50	% (5)
Ratio of net investment income (loss) after expense reimbursement to average net assets (3,6)	1.14	% (5)	1.10%	0.92%	0.86%		(0.74	)% (5)
Portfolio Turnover Rate	41	% (4)	75%	86%	167%		75	% (4)

	James Alpha Family Office Fund
	Class R6
	For the		For the	For the	For the		For the
	Six Months Ended		Year Ended	Year Ended	Year Ended		Period Ended
	May 31,		November 30,	November 30,	November 30,		November 30,
	2020		2020	2019	2018		2017 (1)
	(Unaudited)
Net Asset Value, Beginning of Year/Period	$11.75		$10.93	$10.27	$10.52		$10.00
Income (Loss) from Investment Operations:
Net investment income (loss) (2)	0.11		0.15	0.17	0.15		(0.07)
Net realized and unrealized gain (loss)	1.60		0.79	0.72	(0.35)		0.59
Total from investment operations	1.71		0.94	0.89	(0.20)		0.52
Dividends and Distributions:
Dividends from net investment income	(0.13)		(0.12)	(0.20)	(0.05)		—
Distributions from realized gains	—		—	(0.03)	(0.00	) **	—
Total dividends and distributions	(0.13)		(0.12)	(0.23)	(0.05)		—
Redemption Fees	—		—	0.00 **	—		0.00
Net Asset Value, End of Year/Period	$13.33		$11.75	$10.93	$10.27		$10.52
Total Return*	14.67%		8.66%	8.94%	(1.87)%		5.20%
Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$3,890		$5,229	$7,419	$13,864		$4,882
Ratio of gross operating expenses to average net assets (3)	3.09	% (5)	2.35%	2.66%	2.19%		4.06	% (5)
Ratio of net operating expenses to average net assets (3)	1.12	% (5)	1.12%	1.33%	1.00%		2.50	% (5)
Ratio of net investment income (loss) after expense reimbursement to average net assets (3,6)	1.68	% (5)	1.46%	1.66%	1.40%		(1.49	)% (5)
Portfolio Turnover Rate	41	% (4)	75%	86%	167%		75	% (4)

(1)	Class I and Class R6 commenced operations on June 30, 2017.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the Period.

(3)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(4)	Not annualized.

(5)	Annualized for periods less than one year.

(6)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

*	Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

**	Per share amount represents less than $0.01 per share.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each period)

	James Alpha Relative Value Fund
	Class I
	For the		For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Period Ended
	May 31,		November 30,	November 30,	November 30,	November 30,
	2021		2020	2019	2018	2017 (1)
	(Unaudited)
Net Asset Value, Beginning of Year/Period	$10.05		$10.84	$10.15	$10.14	$10.00
Income (Loss) from Investment Operations:
Net investment income (2)	0.18		0.34	0.25	0.25	0.07
Net realized and unrealized gain (loss)	0.26		0.09	0.73	(0.18)	0.07
Total from investment operations	0.44		0.43	0.98	0.07	0.14
Dividends and Distributions:
Dividends from net investment income	(0.19)		(1.22)	(0.25)	(0.06)	—
Distributions from realized gains	—		—	(0.04)	—	—
Total dividends and distributions	(0.19)		(1.22)	(0.29)	(0.06)	—
Redemption Fees	—		—	0.00 **	—	—
Net Asset Value, End of Year/Period	$10.30		$10.05	$10.84	$10.15	$10.14
Total Return*	4.42%		4.32%	9.79%	0.65%	1.40%
Ratios and Supplemental Data:
Net assets, end of period (000s)	$101		$334	$277	$204	$203
Ratio of gross operating expenses to average net assets including interest expense (3)	2.42	% (5)	2.64%	2.70%	2.26%	13.82	% (5)
Ratio of gross operating expenses to average net assets excluding interest expense (3)	2.42	% (5)	2.64%	2.69%	2.26%	13.82	% (5)
Ratio of net operating expenses to average net assets including interest expense (3)	1.49	% (5)	1.49%	1.50%	1.49%	1.49	% (5)
Ratio of net operating expenses to average net assets excluding interest expense (3)	1.49	% (5)	1.49%	1.49%	1.49%	1.49	% (5)
Ratio of net investment income after expense reimbursement to average net assets (3,6)	3.54	% (5)	3.56%	2.35%	2.48%	2.55	% (5)
Portfolio Turnover Rate	61	% (4)	114%	118%	252%	115	% (4)

	James Alpha Relative Value Fund
	Class R6
	For the		For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Period Ended
	May 31,		November 30,	November 30,	November 30,	November 30,
	2021		2020	2019	2018	2017 (1)
	(Unaudited)
Net Asset Value, Beginning of Year/Period	$10.14		$10.89	$10.17	$10.14	$10.00
Income (Loss) from Investment Operations:
Net investment income (2)	0.18		0.40	0.28	0.26	0.09
Net realized and unrealized gain (loss)	0.29		0.07	0.73	(0.17)	0.05
Total from investment operations	0.47		0.47	1.01	0.09	0.14
Dividends and Distributions:
Dividends from net investment income	(0.19)		(1.22)	(0.25)	(0.06)	—
Distributions from realized gains	—		—	(0.04)	—	—
Total dividends and distributions	(0.19)		(1.22)	(0.29)	(0.06)	—
Redemption Fees	—		—	0.00 **	—	—
Net Asset Value, End of Year/Period	$10.42		$10.14	$10.89	$10.17	$10.14
Total Return*	4.68%		4.71%	10.07%	0.85%	1.40%
Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$6,666		$7,013	$6,702	$9,658	$4,107
Ratio of gross operating expenses to average net assets including interest expense (3)	2.48	% (5)	2.63%	2.70%	2.18%	6.42	% (5)
Ratio of gross operating expenses to average net assets excluding interest expense (3)	2.48	% (5)	2.63%	2.69%	2.18%	6.42	% (5)
Ratio of net operating expenses to average net assets including interest expense (3)	1.12	% (5)	1.12%	1.33%	1.18%	1.49	% (5)
Ratio of net operating expenses to average net assets excluding interest expense (3)	1.12	% (5)	1.12%	1.32%	1.18%	1.49	% (5)
Ratio of net investment income after expense reimbursement to average net assets (3,6)	3.62	% (5)	4.20%	2.62%	2.59%	3.02	% (5)
Portfolio Turnover Rate	61	% (4)	114%	118%	252%	115	% (4)

(1)	Class I and Class R6 commenced operations on August 18, 2017.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the Period.

(3)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(4)	Not annualized.

(5)	Annualized for periods less than one year.

(6)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

*	Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

**	Per share amount represents less than $0.01 per share.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each period)

	James Alpha Total Hedge Portfolio
	Class I
	For the		For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Period Ended
	May 31,		November 30,	November 30,	November 30,	November 30,
	2021		2020	2019	2018	2017 (1)
	(Unaudited)
Net Asset Value, Beginning of Year/Period	$11.05		$10.49	$10.13	$10.40	$10.00
Income (Loss) from Investment Operations:
Net investment income (2)	0.07		0.21	0.18	0.12	0.04
Net realized and unrealized gain (loss)	0.99		0.74	0.46	(0.30)	0.36
Total from investment operations	1.06		0.95	0.64	(0.18)	0.40
Dividends and Distributions:
Dividends from net investment income	—		(0.39)	(0.17)	(0.07)	—
Distributions from realized gains	(0.18)		—	(0.11)	(0.02)	—
Total dividends and distributions	(0.18)		(0.39)	(0.28)	(0.09)	—
Net Asset Value, End of Year/Period	$11.93		$11.05	$10.49	$10.13	$10.40
Total Return*	9.71%		9.39%	6.54%	(1.73)%	4.00%
Ratios and Supplemental Data:
Net assets, end of period (000s)	$7,000		$5,247	$5,095	$4,523	$520
Ratio of gross operating expenses to average net assets including interest expense (3)	2.09	% (5)	2.25%	2.53%	2.50%	12.24	% (5)
Ratio of gross operating expenses to average net assets excluding interest expense (3)	2.09	% (5)	2.22%	2.50%	2.50%	12.24	% (5)
Ratio of net operating expenses to average net assets including interest expense (3)	1.49	% (5)	1.52%	1.52%	1.49%	1.49	% (5)
Ratio of net operating expenses to average net assets excluding interest expense (3)	1.49	% (5)	1.49%	1.49%	1.49%	1.49	% (5)
Ratio of net investment income (loss) after expense reimbursement to average net assets (3,6)	1.14	% (5)	2.10%	1.74%	1.19%	0.84	% (5)
Portfolio Turnover Rate	89	% (4)	117%	114%	195%	83	% (4)

	James Alpha Total Hedge Portfolio
	Class R6
	For the		For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Period Ended
	May 31,		November 30,	November 30,	November 30,	November 30,
	2021		2020	2019	2018	2017 (1)
	(Unaudited)
Net Asset Value, Beginning of Year/Period	$11.12		$10.52	$10.14	$10.40	$10.00
Income (Loss) from Investment Operations:
Net investment income (2)	0.10		0.25	0.20	0.16	0.03
Net realized and unrealized gain (loss)	0.99		0.74	0.46	(0.33)	0.37
Total from investment operations	1.09		0.99	0.66	(0.17)	0.40
Dividends and Distributions:
Dividends from net investment income	—		(0.39)	(0.17)	(0.07)	—
Distributions from realized gains	(0.18)		—	(0.11)	(0.02)	—
Total dividends and distributions	(0.18)		(0.39)	(0.28)	(0.09)	—
Net Asset Value, End of Year/Period	$12.03		$11.12	$10.52	$10.14	$10.40
Total Return*	9.92%		9.75%	6.73%	(1.63)%	4.00%
Ratios and Supplemental Data:
Net assets, end of period (000s)	$5,862		$5,297	$5,565	$8,233	$1,753
Ratio of gross operating expenses to average net assets including interest expense (3)	2.09	% (5)	2.25%	2.53%	2.38%	6.30	% (5)
Ratio of gross operating expenses to average net assets excluding interest expense (3)	2.09	% (5)	2.22%	2.50%	2.38%	6.30	% (5)
Ratio of net operating expenses to average net assets including interest expense (3)	1.12	% (5)	1.15%	1.35%	1.39%	1.49	% (5)
Ratio of net operating expenses to average net assets excluding interest expense (3)	1.12	% (5)	1.12%	1.32%	1.39%	1.49	% (5)
Ratio of net investment income after expense reimbursement to average net assets (3,6)	1.64	% (5)	2.50%	2.00%	1.54%	0.66	% (5)
Portfolio Turnover Rate	89	% (4)	117%	114%	195%	83	% (4)

(1)	Class I and Class R6 commenced operations on June 30, 2017.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the Period.

(3)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(4)	Not annualized.

(5)	Annualized for periods less than one year.

(6)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

*	Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout the period)

	James Alpha Structured Credit Value Fund
	Class A
	For the		For the		For the		For the
	Six Months Ended		Year Ended		Year Ended		Period Ended
	May 31,		November 30,		November 30,		November 30,
	2021		2020		2019		2018 (1)
	(Unaudited)
Net Asset Value, Beginning of Year/Period	$11.35		$10.68		$10.16		$10.00
Income (Loss) from Investment Operations:
Net investment income (2)	0.19		0.42		0.41		0.10
Net realized and unrealized gain	0.28		0.95		0.46		0.06
Total from investment operations	0.47		1.37		0.87		0.16
Dividends and Distributions:
Dividends from net investment income	(0.19)		(0.52)		(0.34)		—
Distributions from realized gains	(0.31)		(0.18)		(0.01)		—
Total dividends and distributions	(0.50)		(0.70)		(0.35)		—
Redemption Fees	—		—		0.00	**	—
Net Asset Value, End of Year/Period	$11.32		$11.35		$10.68		$10.16
Total Return*	4.25%		13.54	% #	8.67	% #	1.60%
Ratios and Supplemental Data:
Net assets, end of period (000s)	$16,142		$12,466		$435		$19
Ratio of gross operating expenses to average net assets including interest expense (5)	1.89	% (3)	2.01%		2.38%		2.18	% (3)
Ratio of gross operating expenses to average net assets excluding interest expense (5)	1.89	% (3)	1.96%		2.38%		2.18	% (3)
Ratio of net operating expenses to average net assets including interest expense (5)	1.74	% (3)	1.79%		1.74%		1.74	% (3)
Ratio of net operating expenses to average net assets excluding interest expense (5)	1.74	% (3)	1.74%		1.74%		1.74	% (3)
Ratio of net investment income (loss) after expense reimbursement to average net assets (5,6)	3.30	% (3)	3.89%		3.84%		3.27	% (3)
Portfolio Turnover Rate	51	% (4)	132%		111%		37	% (4)

	James Alpha Structured Credit Value Fund
	Class C
	For the		For the		For the		For the
	Six Months Ended		Year Ended		Year Ended		Period Ended
	May 31,		November 30,		November 30,		November 30,
	2021		2020		2019		2018 (1)
	(Unaudited)
Net Asset Value, Beginning of Year/Period	$11.10		$10.45		$10.16		$10.00
Income (Loss) from Investment Operations:
Net investment income (2)	0.14		0.33		0.32		0.10
Net realized and unrealized gain	0.28		0.93		0.31		0.06
Total from investment operations	0.42		1.26		0.63		0.16
Dividends and Distributions:
Dividends from net investment income	(0.15)		(0.43)		(0.33)		—
Distributions from realized gains	(0.31)		(0.18)		(0.01)		—
Total dividends and distributions	(0.46)		(0.61)		(0.34)		—
Redemption Fees	—		—		—		—
Net Asset Value, End of Year/Period	$11.06		$11.10		$10.45		$10.16
Total Return*	3.88%		12.62%		6.24	% #	1.60%
Ratios and Supplemental Data:
Net assets, end of period (000s)	$5,043		$3,262		$1,468		$0	***
Ratio of gross operating expenses to average net assets including interest expense (5)	2.64	% (3)	2.81%		3.11%		3.01	% (3)
Ratio of gross operating expenses to average net assets excluding interest expense (5)	2.64	% (3)	2.76%		3.11%		3.01	% (3)
Ratio of net operating expenses to average net assets including interest expense (5)	2.49	% (3)	2.54%		2.49%		2.49	% (3)
Ratio of net operating expenses to average net assets excluding interest expense (5)	2.49	% (3)	2.49%		2.49%		2.49	% (3)
Ratio of net investment income (loss) after expense reimbursement to average net assets (5,6)	2.56	% (3)	3.12%		3.09%		3.27	% (3)
Portfolio Turnover Rate	51	% (4)	132%		111%		37	% (4)

(1)	Class A and Class C commenced operations on August 14, 2018. Start of performance is August 21, 2018.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the Period.

(3)	Annualized for periods less than one year.

(4)	Not annualized.

(5)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(6)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

*	Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

**	Per share amount represents less than $0.01 per share.

***	Less than 1,000.

#	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions. Adjustments may apply to some but not all years and classes.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout the period)

	James Alpha Structured Credit Value Fund
	Class I
	For the		For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Period Ended
	May 31,		November 30,	November 30,	November 30,
	2021		2020	2019	2018 (1)
	(Unaudited)
Net Asset Value, Beginning of Year/Period	$11.10		$10.46	$10.15	$10.00
Income (Loss) from Investment Operations:
Net investment income (2)	0.20		0.44	0.40	0.07
Net realized and unrealized gain	0.28		0.93	0.30	0.08
Total from investment operations	0.48		1.37	0.70	0.15
Dividends and Distributions:
Dividends from net investment income	(0.20)		(0.55)	(0.38)	—
Distributions from realized gains	(0.31)		(0.18)	(0.01)	—
Total dividends and distributions	(0.51)		(0.73)	(0.39)	—
Redemption Fees	—		—	0.00 **	0.00	**
Net Asset Value, End of Year/Period	$11.07		$11.10	$10.46	$10.15
Total Return*	4.48	% #	13.80%	6.97%	1.50%
Ratios and Supplemental Data:
Net assets, end of period (000s)	$184,014		$112,226	$4,982	$1,007
Ratio of gross operating expenses to average net assets including interest expense (5)	1.64	% (3)	1.79%	1.99%	2.01	% (3)
Ratio of gross operating expenses to average net assets excluding interest expense (5)	1.64	% (3)	1.74%	2.00%	2.01	% (3)
Ratio of net operating expenses to average net assets including interest expense (5)	1.49	% (3)	1.54%	1.49%	1.49	% (3)
Ratio of net operating expenses to average net assets excluding interest expense (5)	1.49	% (3)	1.49%	1.49%	1.49	% (3)
Ratio of net investment income (loss) after expense reimbursement to average net assets (5,6)	3.55	% (3)	4.11%	3.88%	2.30	% (3)
Portfolio Turnover Rate	51	% (4)	132%	111%	37	% (4)

	James Alpha Structured Credit Value Fund
	Class R6
	For the		For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended
	May 31,		November 30,	November 30,	November 30,
	2021		2020	2019	2018 (1)
	(Unaudited)
Net Asset Value, Beginning of Year/Period	$11.20		$10.51	$10.16	$10.00
Income (Loss) from Investment Operations:
Net investment income (2)	0.22		0.48	0.43	0.07
Net realized and unrealized gain	0.28		0.94	0.31	0.08
Total from investment operations	0.50		1.42	0.74	0.15
Dividends and Distributions:
Dividends from net investment income	(0.20)		(0.55)	(0.38)	—
Distributions from realized gains	(0.31)		(0.18)	(0.01)	—
Total dividends and distributions	(0.51)		(0.73)	(0.39)	—
Redemption Fees	—		—	0.00 **	0.01
Net Asset Value, End of Year/Period	$11.19		$11.20	$10.51	$10.16
Total Return*	4.63%		14.23%	7.36%	1.60%
Ratios and Supplemental Data:
Net assets, end of period (000s)	$56,655		$62,369	$30,209	$34,604
Ratio of gross operating expenses to average net assets including interest expense (5)	1.66	% (3)	1.80%	1.93%	1.87	% (3)
Ratio of gross operating expenses to average net assets excluding interest expense (5)	1.62	% (3)	1.75%	1.93%	1.87	% (3)
Ratio of net operating expenses to average net assets including interest expense (5)	1.12	% (3)	1.17%	1.13%	1.49	% (3)
Ratio of net operating expenses to average net assets excluding interest expense (5)	1.12	% (3)	1.12%	1.13%	1.49	% (3)
Ratio of net investment income (loss) after expense reimbursement to average net assets (5,6)	3.96	% (3)	4.51%	4.11%	2.27	% (3)
Portfolio Turnover Rate	51	% (4)	132%	111%	37	% (4)

(1)	Class I and Class R6 commenced operations on August 14, 2018. Start of performance is August 21, 2018.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the Period.

(3)	Annualized for periods less than one year.

(4)	Not annualized.

(5)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(6)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

*	Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

**	Per share amount represents less than $0.01 per share.

#	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions. Adjustments may apply to some but not all years and classes.

See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
Six Months Ended May 31, 2021 (Unaudited)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

James Alpha Fund Trust (the “Trust”) was organized in 2020, as a Delaware Statutory Trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust currently consists of twelve series. These financial statements include the following six series: the James Alpha EHS Fund; the James Alpha Event Driven Fund, the James Alpha Family Office Fund, the James Alpha Relative Value Fund, the James Alpha Total Hedge Portfolio and the James Alpha Structured Credit Value Fund (collectively, the “Funds”). James Alpha Advisors, LLC (“James Alpha Advisors”) serves as the Funds’ Advisor. Orange Investment Advisors, LLC serves as James Alpha Structured Credit Value Funds Sub-Advisor.

The James Alpha EHS Fund; the James Alpha Event Driven Fund, the James Alpha Family Office Fund, the James Alpha Relative Value Fund, James Alpha Total Hedge Portfolio and James Alpha Structured Credit Value Fund are diversified funds.

The James Alpha EHS Portfolio, the James Alpha Event Driven Portfolio, the James Alpha Family Office Portfolio, the James Alpha Relative Value Portfolio, the James Alpha Total Hedge Portfolio and the James Alpha Structured Credit Value Portfolio (each an “Existing Fund”) were reorganized on March 19, 2021, from a series of The Saratoga Advantage Trust, a Delaware statutory trust, to a series of the Trust, into the James Alpha EHS Fund, James Alpha Event Driven Fund, James Alpha Family Office Fund, James Alpha Relative Value Fund, James Alpha Total Hedge Portfolio and James Alpha Structured Credit Value Fund (each a “Survivor Fund”). As a series of the Trust, Class I and Class S of the Existing Funds converted to Class I and Class R6 of the Surviving Funds, respectively. Class A and Class C for all Existing Funds except James Alpha Structured Credit Value Portfolio converted to Class I of the Surviving Fund. James Alpha Structured Credit Value Fund is a continuation of the predecessor for Class A and Class C. Each Existing Fund and its corresponding Survivor Fund have the same investment objective, principal investment strategies. The details of this re-organization are shown below.

At the Close of Business on March 19, 2021

	James Alpha EHS Portfolio	James Alpha EHS Fund	NAVs
Net Assets Class A	14	—
Net Assets Class C	7,270	—
Net Assets Class I	286,204	293,488	12.98
Net Asset Class S/R6	4,196,394	4,196,394	13.07

Shares Redeemed/ Received Class A	1	—
Shares Redeemed/ Received Class C	563	—
Shares Redeemed/ Received Class I	22,053	22,615
Shares Redeemed/ Received Class S/R6	321,018	321,018

	James Alpha Event Driven	James Alpha Event Driven
	Portfolio	Fund	NAVs
Net Assets Class A	5,084	—
Net Assets Class C	12	—
Net Assets Class I	239,232	244,328	10.49
Net Asset Class S/R6	4,221,990	4,221,990	10.58

Shares Redeemed/ Received Class A	486	—
Shares Redeemed/ Received Class C	1	—
Shares Redeemed/ Received Class I	22,815	23,301
Shares Redeemed/ Received Class S/R6	399,066	399,066

	James Alpha Family Office	James Alpha Family Office
	Portfolio	Fund	NAVs
Net Assets Class A	268,028	—
Net Assets Class C	114,316	—
Net Assets Class I	387,052	769,396	12.59
Net Asset Class S/R6	3,781,348	3,781,348	12.78

Shares Redeemed/ Received Class A	21,345	—
Shares Redeemed/ Received Class C	9,129	—
Shares Redeemed/ Received Class I	30,749	61,122
Shares Redeemed/ Received Class S/R6	295,876	295,876

NOTES TO FINANCIAL STATEMENTS
Six Months Ended May 31, 2021 (Unaudited) (Continued)

	James Alpha Relative Value	James Alpha Relative Value
	Portfolio	Fund	NAVs
Net Assets Class A	4,682	—
Net Assets Class C	12	—
Net Assets Class I	359,139	363,833	10.06
Net Asset Class S/R6	6,551,978	6,551,978	10.17

Shares Redeemed/ Received Class A	466	—
Shares Redeemed/ Received Class C	1	—
Shares Redeemed/ Received Class I	35,687	36,154
Shares Redeemed/ Received Class S/R6	644,330	644,330

	James Alpha Total Hedge	James Alpha Total Hedge
	Portfolio	Portfolio	NAVs
Net Assets Class A	58,491	—
Net Assets Class C	47,516	—
Net Assets Class I	5,824,419	5,930,426	11.62
Net Asset Class S/R6	5,731,846	5,731,846	11.71

Shares Redeemed/ Received Class A	5,054	—
Shares Redeemed/ Received Class C	4,148	—
Shares Redeemed/ Received Class I	501,200	510,322
Shares Redeemed/ Received Class S/R6	489,476	489,476

	James Alpha Structured Credit	James Alpha Structured
	Value Portfolio	Credit Value Fund	NAVs
Net Assets Class A	16,682,010	16,682,010	11.29
Net Assets Class C	3,897,404	3,897,404	11.04
Net Assets Class I	155,033,792	155,033,792	11.04
Net Asset Class S/R6	56,780,461	56,780,461	11.16

Shares Redeemed/ Received Class A	1,476,981	1,476,981
Shares Redeemed/ Received Class C	353,046	353,046
Shares Redeemed/ Received Class I	14,037,493	14,037,493
Shares Redeemed/ Received Class S/R6	5,089,090	5,089,090

Fund	Primary Objective

James Alpha EHS	Long-term risk-adjusted returns relative to traditional financial market indices.
James Alpha Event Driven	Long-term risk-adjusted returns relative to traditional financial market indices.
James Alpha Family Office	Total return through capital appreciation and/or income, consistent with a reasonable level of risk, determined by the James Alpha Advisors, LLC.
James Alpha Relative Value	Long-term risk-adjusted returns relative to traditional financial market indices.
James Alpha Total Hedge	Long-term risk adjusted returns relative to traditional financial market indices
James Alpha Structured Credit Value	High level of risk adjusted current income and capital appreciation with a secondary objective of capital preservation.

Currently, James Alpha Structured Credit Value Fund offers Class A, Class C, Class I and Class R6 shares and the James Alpha EHS Fund, James Alpha Event Driven Fund, James Alpha Family Office Fund, James Alpha Relative Value Fund and James Alpha Total Hedge Portfolio offers Class I and Class R6. Class A shares are offered at net asset value plus a maximum sales load of 2.00%. Class C shares are offered subject to a CDSC of 1.00%. Class I and Class R6 shares are offered at net asset value. Each class represents an interest in the same assets of the applicable Fund, and the classes are identical except for differences in their sales charge structures, ongoing service and distribution charges. Class R6 shares are only available to certain qualified investors and the minimum initial investment will vary depending on the type of qualified investor. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans.

The following is a summary of significant accounting policies followed by the Funds in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.

(a) Valuation of Investments

Investment securities listed on a national securities exchange are valued at the last reported sale price on the valuation date. NASDAQ traded securities are valued at the NASDAQ Official Closing Price (NOCP). If there are no such reported sales, the securities are valued at the mean between current bid and ask. Short-term debt securities having a remaining maturity of sixty days or less may be valued at amortized cost or amortized value, which approximates market value. Debt securities may be valued at prices supplied by the Funds’ pricing services based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity. Swap transactions are valued through an independent pricing service

NOTES TO FINANCIAL STATEMENTS
Six Months Ended May 31, 2021 (Unaudited) (Continued)

or at fair value based on daily price reporting from the swap counterparty issuing the swap. Total return swaps on securities listed on an exchange shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices. Any securities or other assets for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by the Board of Trustees. There is no single standard for determining the fair value of such securities. Rather, in determining the fair value of a security, the board-appointed Fair Valuation Committee shall take into account the relevant factors and surrounding circumstances, a few of which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; and (iii) possible valuation methodologies that could be used to determine the fair value of a security. Foreign currency and Forward currency exchange contracts are valued daily at the London close each day. Investments in foreign countries may involve certain considerations and risks not typically associated with domestic investments, including, but not limited to, the possibility of future political and economic developments and the level of government supervision and regulation of foreign securities markets.

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of May 31, 2021, for the Fund’ assets and liabilities measured at fair value:

James Alpha EHS

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$4,985,860	$—	$—	$4,985,860
Exchange Traded Note	243	—	—	243
Open Ended Funds	140,124	—	—	140,124
Total	$5,126,227	$—	$—	$5,126,227
Asset Derivatives
Forward Currency Contracts	$—	$1,036	$—	$1,036
Total Assets	$5,126,227	$1,036	$—	$5,127,263
Liability Derivatives
Forward Currency Contracts	$—	$129	$—	$129
Total Return Swap	—	799	—	799
Total Liabilities	$—	$928	$—	$928

James Alpha Event Driven

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$3,300,082	$—	$—	$3,300,082
Open Ended Funds	192,769	—	—	192,769
Total	$3,492,851	$—	$—	$3,492,851
Asset Derivatives
Forward Currency Contracts	$—	$1,203	$—	$1,203
Total Return Swap	$—	$4,989	$—	$4,989
Total Assets	$3,492,851	$6,192	$—	$3,499,043
Liability Derivatives
Forward Currency Contracts	$—	$512	$—	$512
Total Liabilities	$—	$512	$—	$512

James Alpha Family Office

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$4,288,299	$—	$—	$4,288,299
Open Ended Fund	90,587	—	—	90,587
Total Assets	$4,378,886	$—	$—	$4,378,886

NOTES TO FINANCIAL STATEMENTS
Six Months Ended May 31, 2021 (Unaudited) (Continued)

James Alpha Relative Value

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$3,638,936	$—	$—	$3,638,936
Open Ended Funds	2,044,197	—	—	2,044,197
Total	$5,683,133	$—	$—	$5,683,133
Asset Derivatives
Forward Currency Contracts	$—	$113	$—	$113
Total Return Swap	—	9,849	—	9,849
Total Assets	$5,683,133	$9,962	$—	$5,693,095

Liability Derivatives
Forward Currency Contracts	$—	$662	$—	$662
Total Liabilities	$—	$662	$—	$662

James Alpha Total Hedge

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$11,234,717	$—	$—	$11,234,717
Exchange Traded Notes	3,491	—	—	3,491
Open Ended Funds	697,806	—	—	697,806
Total	$11,936,014	$—	$—	$11,936,014
Asset Derivatives
Forward Currency Contracts	$—	$3,220	$—	$3,220
Total Return Swap	—	168,679	—	168,679
Total Assets	$11,936,014	$171,899	$—	$12,107,913
Liability Derivatives
Forward Currency Contracts	$—	$90	$—	$90
Total Liabilities	$—	$90	$—	$90

James Alpha Structured Credit Value

Assets*	Level 1	Level 2	Level 3	Total
Asset Backed Securities	$—	$176,265,048	$—	$176,265,048
Collateralized Mortgage Obligations	—	2,684,217	—	2,684,217
Corporate Bonds	—	45,099,183	—	45,099,183
Non U.S. Government & Agencies	—	170,418	—	170,418
U.S. Government & Agencies	—	19,609,593	—	19,609,593
Total Assets	$—	$243,828,459	$—	243,828,459
Credit Default Swap	$—	$152,786	$—	$152,786
Total Liabilities	$—	$152,786	$—	$152,786

There were no level 3 securities held during the year.

*	Refer to the Schedules of Investments for industry or category classifications.

(b) Federal Income Tax

It is each Fund’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended November 30, 2018 to November 30, 2020, or expected to be taken in the Funds’ November 30, 2021 year-end tax returns.

The Funds recognize the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years or expected to be taken in the Funds’ November 30, 2021 year-end tax returns. The Funds identify its major tax jurisdictions as U.S. Federal, Arizona and foreign jurisdictions where the Funds make significant investments. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the year ended November 30, 2020, the Funds did not incur any interest or penalties.

(c) Security Transactions and Other Income

Security transactions are reflected for financial reporting purposes as of the trade date. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis including premium amortized and discount accreted. All paydown gains and losses are classified as interest income in the accompanying Statements of Operations in accordance with U.S. GAAP. Discounts and premiums on securities purchased are accreted and amortized, over the lives of the respective securities with a corresponding increase/decrease in the cost basis of that security using the yield to maturity method, or where applicable, the first call date of the security. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

NOTES TO FINANCIAL STATEMENTS
Six Months Ended May 31, 2021 (Unaudited) (Continued)

(d) Dividends and Distributions

The following table summarizes each Fund’s intended dividend and capital gain declaration policy:

Fund	Income Dividends	Capital Gains
James Alpha EHS	Annually	Annually
James Alpha Event Driven	Annually	Annually
James Alpha Family Office	Annually	Annually
James Alpha Relative Value	Annually	Annually
James Alpha Total Hedge	Annually	Annually
James Alpha Structured Credit Value	Monthly	Annually

Each Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book-tax” differences are either permanent or temporary in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the net asset accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as distributions of paid-in-surplus or tax return of capital. These reclassifications have no effect on net assets, results from operations or net asset value per share of each Fund.

(e) Allocation of Expenses

Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

(f) Indemnification

The Trust indemnifies its Officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

(g) Other

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Foreign currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Trust does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the company’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Foreign currency contracts. Certain Funds may enter into foreign currency exchange contracts. Because various Funds may invest in securities denominated in foreign currencies, they may seek to hedge foreign currency risks by engaging in foreign currency exchange transactions. These may include buying or selling foreign currencies on a spot basis, entering into foreign currency forward contracts, and buying and selling foreign currency options, foreign currency futures, and options on foreign currency futures. Currency exchange rates may fluctuate significantly over short periods and can be subject to unpredictable change based on such factors as political developments and currency controls by foreign governments

Market Disruptions Risk. The Fund is subject to investment and operational risks associated with financial, economic and other global- market developments and disruptions, including the recent spread of an infectious respiratory illness caused by a novel strain of coronavirus (known as COVID-19), which can negatively impact the securities markets and cause the Fund to lose value.

The spread of COVID-19 has caused volatility, severe market dislocations and liquidity constraints- in many markets, including markets for the securities the Funds hold, and may adversely affect the Funds’ investments and operations. The transmission of COVID-19 and efforts to contain its spread have resulted in travel restrictions and disruptions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, quarantines, event and service cancellations or interruptions, disruptions to business operations and supply chains, and a reduction in consumer and business spending, as well as general concern-and uncertainty that has negatively affected the economy. These disruptions have led to instability in the marketplace-and the jobs market. The impact of COVID-19 could adversely affect the economies of many nations or the entire global economy, the financial well being and performance of individual issuers, borrowers and sectors and the health of the markets generally in potentially significant and unforeseen ways.

The foregoing could lead to a significant economic downturn or recession, increased market volatility, a greater number of market closures, higher default rates and adverse effects on the values and liquidity of the Funds’ securities or other assets. Such impacts may adversely affect the performance of the Funds.

NOTES TO FINANCIAL STATEMENTS
Six Months Ended May 31, 2021 (Unaudited) (Continued)

2.	MANAGEMENT FEE, ADMINISTRATION FEE AND OTHER TRANSACTIONS WITH AFFILIATES

(a) James Alpha Advisors acts as investment manager for the Funds pursuant to the terms of a Management Agreement with the Trust, on behalf of the Funds (the “Management Agreement”). Under the terms of the Management Agreement, the Manager manages the investment operations of the Funds in accordance with each Fund’s respective investment policies and restrictions. Each investment sub-advisor is responsible for the day-to-day management of its Fund’s portfolios. James Alpha Advisors serves the Funds in a supervision capacity with responsibility to monitor the performance of the Funds’ outside service providers, assist in the review of financial statements and other regulatory filings and board meeting materials related to each Fund. The management fees are payable to James Alpha Advisors Manager monthly by each Fund and are computed daily as shown in the table below. The Funds’ sub-advisors are paid by the manager, not the Funds.

(b) Pursuant to an operating expense limitation agreement between James Alpha Advisors and the Funds, James Alpha Advisors has contractually agreed to waive all or a portion of its advisory fee and/or pay expenses of the Fund so that total annual Fund operating expenses (excluding front-end and contingent deferred sales loads, leverage, interest and tax expenses, dividends and interest on short positions, brokerage commissions, expenses incurred in connection with any merger, reorganization or liquidation, extraordinary or non-routine expenses and Acquired Fund Fees and Expenses) do not exceed the expense limitation shown in the table below, and is based on the Funds’ average daily net assets. This operating expense limitation agreement cannot be terminated during its term. James Alpha is permitted to seek reimbursement from the Fund, subject to limitations, for management fees waived and Fund expenses it paid within three (3) years of the end of the fiscal year in which such management fees were waived or expenses paid, as long as the reimbursement does not cause the Fund’s operating expenses to exceed (i) the expense cap in place at the time the fees were waived or the expenses were incurred; or (ii) the current expense cap, whichever is less. The expense limitation agreement will be in effect through March 19, 2023.

							Management
							Fee Waived/
	Management	Expenses Limitation *					Expenses Reimbursed
Fund	Agreement	Cl A	Cl C	Cl I	CL R6	Expires	YTD 5/31/2021
James Alpha EHS	1.20%	N/A	N/A	1.48%	1.11%	3/19/2023	$37,699
James Alpha Event Driven	1.00%	N/A	N/A	1.48%	1.11%	3/19/2023	43,296
James Alpha Family Office	1.20%	N/A	N/A	1.48%	1.11%	3/19/2023	47,366
James Alpha Relative Value	1.00%	N/A	N/A	1.48%	1.11%	3/19/2023	47,287
James Alpha Total Hedge	1.00%	N/A	N/A	1.48%	1.11%	3/19/2023	46,164
James Alpha Structured Credit Value	1.20%	1.73%	2.48%	1.48%	1.11%	3/19/2023	288,234

*	Prior to March 19, 2021 the expense limitation were 1.74%, 2.49%, 1.49% and 1.12% for Class A, C, I and R6, respectively.

The following table shows the available waived expenses and expiration date for each Fund subject to potential recovery.

Fund	11/30/2021	11/30/2022	11/30/2023
James Alpha EHS	$18,206	$63,980	$53,524
James Alpha Event Driven	1,307	71,807	84,386
James Alpha Family Office	1,074	69,096	80,006
James Alpha Relative Value	1,524	68,594	91,675
James Alpha Total Hedge	18,473	94,545	96,283
James Alpha Structured Credit Value	824	194,708	441,960

(c) Ultimus Fund Distributors, LLC (“UFD”) is the Trust’s Distributor. The Trust with respect to James Alpha Structured Credit Value has adopted a Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act (the “Plan”) with respect to the sale and distribution of Class A and C shares of the Funds. The Plan provides that the Fund will pay UFD and other entities, including a broker-dealer affiliate of the Adviser, are paid pursuant to the Plans provided and the expenses borne by the distributor and others in the distribution of Fund shares a fee, which is accrued daily and paid monthly, at the annual rate of 0.25% of the average daily net assets of Class A shares and 1.00% of the average daily net assets of each of the Funds’ Class C shares. The aggregate of such service fee payments will not exceed 0.25% of average daily net assets. Prior to March 19, 2021, Northern Lights Distributor, LLC (“NLD”) was the Funds’ Distributor.

For the six months ended, May 31, 2021, NLD and UFD received sales charges on sales of the Funds’ Class A shares.

Northern Lights Distributors, LLC
Sales Charges
Fund	Class A
James Alpha EHS	—
James Alpha Event Driven	—
James Alpha Family Office	—
James Alpha Relative Value	—
James Alpha Total Hedge	—
James Alpha Structured Credit Value	26,668

UFD Sales Charges
Fund	Class A
James Alpha Structured Credit Value	4,273

(d) Gemini Fund Services, LLC (“GFS”), an affiliate of UFD provides administrative, fund accounting and transfer agency services to the Funds pursuant to agreements with the Trust, for which it receives from each Fund: (i) a minimum annual fee or basis points in decreasing amounts as assets reach certain breakpoints; and (ii) any related out-of-pocket expenses.

NOTES TO FINANCIAL STATEMENTS
Six Months Ended May 31, 2021 (Unaudited) (Continued)

Pursuant to the terms of the Trust’s Custody Administration Agreement with GFS (the “Custody Administration Agreement”), the Trust pays an asset-based fee in decreasing amounts as Trust assets reach certain breakpoints. The Trust also pays certain transaction fees and out-of-pocket expenses pursuant to the Custody Administration Agreement.

(e) Affiliated Investments — The Funds’ transactions with affiliates represent holdings for which the respective Fund and the underlying investee fund have the same investment advisor or where the investee fund’s investment advisor is under common control with the Fund’s investment advisor. Companies which are affiliates of the Funds at May 31, 2021, are noted in the Fund’s Schedule of Investments.

							Change in
					Realized	Dividend	Unrealized	Value at
Fund	Affiliated Holding	Value at 11/30/20	Purchases	Sales	Gain/(Loss)	Income	Gain/(Loss)	5/31/21
James Alpha EHS	James Alpha Managed Risk Domestic Equity Fund	$—	$140,000	$—	$—	$—	$124	$140,124
	James Alpha Structured Credit Value Fund	246,833	—	(245,731)	15,038	9,045	(16,140)	—
James Alpha Event Driven	James Alpha Structured Credit Value Fund	521,593	2,178	(350,000)	20,948	21,140	(22,083)	172,636
James Alpha Relative Value	James Alpha Managed Risk Domestic Equity Fund	—	170,000	—	—	—	151	170,151
	James Alpha Structured Credit Value Fund	2,260,551	16,913	(400,000)	37,465	99,746	(40,883)	1,874,046
James Alpha Total Hedge	James Alpha Managed Risk Domestic Equity Fund	—	500,000	—	—	—	444	500,444
	James Alpha Structured Credit Value Fund	949,115	1,781	(750,000)	57,367	36,111	(60,901)	197,362

In addition, certain affiliates of the Distributor provide services to the Trust as follows:

Northern Lights Compliance Services, LLC (“NLCS”) - NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Trust on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

Certain employees of GFS and NLCS are also officers of the Trust, and are not paid any fees directly by the Trust for serving in such capacity.

(a) INVESTMENT TRANSACTIONS

(a) For the six months ended May 31, 2021, the cost of purchases and proceeds from sales of investment securities, other than short-term securities, for the Funds were as follows:

Fund	Purchase	Sales
James Alpha EHS	$4,602,918	$5,498,269
James Alpha Event Driven	3,163,070	4,222,783
James Alpha Family Office	1,737,949	4,085,339
James Alpha Relative Value	3,495,794	3,530,626
James Alpha Total Hedge	11,042,737	9,437,483
James Alpha Structured Credit Value	161,246,492	98,037,547

(b) Other Investment Companies or Exchange Traded Funds – Certain Funds may invest up to 100% of their net assets in shares of affiliated and unaffiliated investment companies, including money market mutual funds, other mutual funds or exchange-traded funds (“ETFs”). An ETF generally is an open-end investment company, unit investment trust or a Fund of securities deposited with a depository in exchange for depository receipts. ETFs provide investors the opportunity to buy or sell throughout the day an entire Fund of securities in a single security. Although index mutual funds are similar to index-based ETFs, they are generally sold and redeemed only once per day at market close. The ETFs in which a Fund invests may be subject to liquidity risk. Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the sale of the security at an advantageous time or price. To the extent that the ETFs in which a Fund invests hold securities of companies with smaller market capitalizations or securities with substantial market risk, they will have a greater exposure to liquidity risk. In addition, ETFs are subject to the following risks that do not apply to conventional mutual funds that can be found in “Exchange-Traded Funds” below: (1) the market price of the ETF’s shares may trade at a discount to their net asset value; (2) an active trading market for an ETF’s shares may not develop or be maintained; or (3) trading of an ETF’s shares may be halted if the listing exchange deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally. Additionally, ETFs have management fees, which increase their cost. In addition to the advisory and operational fees a Fund bears directly in connection with its own operation, the Fund also bears its pro rata portion of the advisory and operational expenses incurred indirectly through investments in other investment companies.

(c) Swap Agreements – Certain Funds are subject to equity price risk and/or interest rate risk in the normal course of pursuing their respective investment objectives. The Funds may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency), commodity or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statements of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statements of Assets and Liabilities and may be referred to as upfront payments. The Funds amortize upfront payments and/or accrue for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Statements of Operations. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statements of Operations. The Funds segregate liquid securities having a value at least equal to the amount of their current obligation under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statements of Assets and Liabilities. The Funds’ maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive.

NOTES TO FINANCIAL STATEMENTS
Six Months Ended May 31, 2021 (Unaudited) (Continued)

The derivatives are not accounted for as hedging instruments under GAAP. The effect of derivative instruments on the Statements of Assets and Liabilities at May 31, 2021, were as follows:

			Location of derivatives on Statements of	Fair value of asset/liability
Fund	Derivative	Risk Type	Assets and Liabilities	derivatives
James Alpha EHS
	Forward Exchange Contracts	Foreign Exchange	Unrealized appreciation on forward currency exchange contracts	$1,036
			Unrealized depreciation on forward currency exchange contracts	(129)
	Swap Contracts	Equity	Unrealized depreciation on swaps	(799)
			Totals	$108
James Alpha Event Driven
	Forward Exchange Contracts	Foreign Exchange	Unrealized appreciation on forward currency exchange contracts	$1,203
			Unrealized depreciation on forward currency exchange contracts	(512)
	Swap Contracts	Equity	Unrealized appreciation on swaps	4,989
			Totals	$5,680
James Alpha Relative Value
	Forward Exchange Contracts	Foreign Exchange	Unrealized appreciation on forward currency exchange contracts	$113
			Unrealized depreciation on forward currency exchange contracts	(662)
	Swap Contracts	Equity	Unrealized appreciation on swaps	9,849
			Totals	$9,300
James Alpha Total Hedge
	Forward Exchange Contracts	Foreign Exchange	Unrealized appreciation on forward currency exchange contracts	$3,220
			Unrealized depreciation on forward currency exchange contracts	(90)
	Swap Contracts	Equity	Unrealized appreciation on swaps	168,679
			Totals	$171,809
James Alpha Structured Credit
	Swap Contracts	Interest Rate	Unrealized depreciation on swaps	$(152,786)

NOTES TO FINANCIAL STATEMENTS
Six Months Ended May 31, 2021 (Unaudited) (Continued)

The effect of derivative instruments on the Statements of Operations for the six months ended May 31, 2021, were as follows:

				Realized and unrealized gain (loss) on
Portfolio	Derivative	Location of gain (loss) on derivatives	Risk Type	derivatives
James Alpha EHS
	Swap Contracts
		Net realized gain on swaps
			Equity	$5,876
		Net change in unrealized appreciation on swaps
			Equity	$(799)
	Forward Contracts
		Net realized loss from investments and foreign currency transactions	Foreign Exchange	$(4,260)
		Net change in unrealized appreciation on investments and foreign currency transactions
			Foreign Exchange	$1,147

James Alpha Event Driven
	Swap Contracts
		Net realized gain on swaps
			Equity	$304,493
		Net change in unrealized depreciation on swaps
			Equity	$(111,400)
	Forward Contracts
		Net realized loss from investments and foreign currency transactions	Foreign Exchange	$(25,760)
		Net change in unrealized appreciation on investments and foreign currency transactions
			Foreign Exchange	$7,161
James Alpha Relative Value
	Swap Contracts
		Net realized gain on swaps
			Equity	$186,879
		Net change in unrealized depreciation on swaps
			Equity	$(142,120)
	Forward Contracts
		Net realized loss from investments and foreign currency transactions	Foreign Exchange	$(2,671)
		Net change in unrealized depreciation on investments and foreign currency transactions
			Foreign Exchange	$(535)
James Alpha Total Hedge
	Swap Contracts
		Net realized gain on swaps
			Equity	$4,718
		Net change in unrealized appreciation on swaps
			Equity	$106,805
	Forward Contracts
		Net realized loss from investments and foreign currency transactions	Foreign Exchange	$(11,651)
		Net change in unrealized appreciation on investments and foreign currency transactions
			Foreign Exchange	$4,254
James Alpha Structured Credit
	Swap Contracts
		Net realized loss on swaps
			Interest Rate	$(101,668)
		Net change in unrealized appreciation on swaps
			Interest Rate	$42,676

The amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed in the Statements of Operations serve as indicators of the volume of derivative activity for the Funds.

NOTES TO FINANCIAL STATEMENTS
Six Months Ended May 31, 2021 (Unaudited) (Continued)

The following table presents the Funds’ assets and liabilities available for offset under a master netting arrangement net of collateral pledged as of May 31, 2021.

		Gross Amounts not offset in the Statements of Assets and Liabilities
	Gross Amounts Recognized in			Net Amount of Assets
	Statements of Assets and Liabilities	Financial Instruments Pledged	Cash Collateral Pledged *	(Liabilities)
EHS
Description of Asset:
Forward Foreign Currency Contracts	$1,036	129	$—	$907
Total	$1,036	$129	$—	$907
Description of Liability:
Forward Foreign Currency Contracts	$(129)	$129	$—	$—
Total Return Swaps	$(799)	$—	$799	$—
	$(928)	$129	$799	$—
Event Driven
Description of Asset:
Forward Foreign Currency Contracts	$1,203	512	$—	$691
Total Return Swaps	4,989	—	4,989	—
Total	$6,192	$512	$4,989	$691
Description of Liability:
Forward Foreign Currency Contracts	$(512)	$—	$—	$—
	$(512)	$—	$—	$—
Relative Value
Description of Asset:
Forward Foreign Currency Contracts	$113	—	$—	$—
Total Return Swaps	9,849	—	9,849	—
Total	$9,962	$—	$9,849	$—
Description of Liability:
Forward Foreign Currency Contracts	$(662)	$113	$—	$(549)
	$(662)	$113	$—	$(549)
Total Hedge
Description of Asset:
Forward Foreign Currency Contracts	$3,220	90	$—	$3,130
Total Return Swaps	168,679	—	168,679	—
Total	$171,899	$90	$168,679	$3,130
Description of Liability:
Forward Foreign Currency Contracts	$(90)	$—	$—	$—
	$(90)	$—	$—	$—
Structured Credit
Description of Liability:
Credit Default Swap	$(152,786)	—	$152,786	$—
Total	$(152,786)	$—	$152,786	$—

NOTES TO FINANCIAL STATEMENTS
Six Months Ended May 31, 2021 (Unaudited) (Continued)

(b) AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

	Cost for			Tax Net
	Federal Tax	Unrealized	Unrealized	Unrealized
Portfolio	Purposes	Appreciation	Depreciation	App/Dep
James Alpha EHS	$4,726,449	$419,913	$(20,027)	$399,886
James Alpha Event Driven	3,488,301	124,976	(114,746)	10,230
James Alpha Family Office	3,649,799	749,425	(20,338)	729,087
James Alpha Relative Value	5,609,561	196,794	(113,922)	82,872
James Alpha Total Hedge	11,461,287	817,297	(170,761)	646,536
James Alpha Structured Credit Value	235,610,645	9,746,788	(1,681,760)	8,065,028

(c) DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the years ended November 30, 2020 and November 30, 2019 was as follows:

	For the period ended November 30, 2020:
	Ordinary	Long-Term	Return
Portfolio	Income	Capital Gains	Of Capital	Total
James Alpha EHS	$44,860	$—	$—	$44,860
James Alpha Event Driven	676,018	—	—	676,018
James Alpha Family Office	91,600	—	—	91,600
James Alpha Relative Value	777,130	—	—	777,130
James Alpha Total Hedge	403,866	—	—	403,866
James Alpha Structured Credit Value	5,685,368	42,326	—	5,727,694

	For the period ended November 30, 2019:
	Ordinary	Long-Term	Return
Portfolio	Income	Capital Gains	Of Capital	Total
James Alpha EHS	$285,452	$1,461	$—	$286,913
James Alpha Event Driven	230,393	5,437	—	235,830
James Alpha Family Office	307,192	—	—	307,192
James Alpha Relative Value	231,979	1,884	—	233,863
James Alpha Total Hedge	327,487	9,236	—	336,723
James Alpha Structured Credit Value	1,439,797	—	—	1,439,797

*	The difference between ordinary distributions paid from book and ordinary distributions paid from tax relates to allowable foreign tax credits of $600 and $2,802 for fiscal year ended November 30, 2020 for the James Alpha EHS Fund and James Alpha Family Office Fund, respectively, which have been passed through to the Funds’ underlying shareholders and are deemed dividends for tax purposes.

As of November 30, 2020, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Portfolio	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
James Alpha EHS	$—	$—	$—	$(66,611)	$—	$321,813	$255,202
James Alpha Event Driven	—	—	—	(270,487)	—	(22,985)	(293,472)
James Alpha Family Office	4,758	—	—	(373,963)	—	643,428	274,223
James Alpha Relative Value	119,181	—	—	(84,771)	—	98,826	133,236
James Alpha Total Hedge	143,276	27,387	—	—	—	400,831	571,494
James Alpha Structured Credit Value	5,188,327	74,658	—	—	—	6,383,258	11,646,243

The difference between book basis and tax basis undistributed net investment income, accumulated net realized gain, and unrealized appreciation/(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales, mark-to-market on open forward foreign currency contracts, swaps and passive foreign investment companies, and adjustments for partnerships, grantor trusts, contingent convertible debt securities, and C-Corporation return of capital distributions. The unrealized appreciation/(depreciation) in the table above includes unrealized foreign currency gains (losses) of $(245), $(6,470), $(14), $(1,125) and $758 for the James Alpha EHS, James Alpha Event Driven, James Alpha Relative Value Fund, James Alpha Total Hedge and the James Alpha Structured Credit Fund, respectively.

NOTES TO FINANCIAL STATEMENTS
Six Months Ended May 31, 2021 (Unaudited) (Continued)

At November 30, 2020, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains and capital losses utilized as follows:

	Non-Expiring			CLCF
Portfolio	Short-Term	Long-Term	Total	Utilized
James Alpha EHS	$—	$66,611	$66,611	$60,931
James Alpha Event Driven	204,406	66,081	270,487	—
James Alpha Family Office	277,243	96,720	373,963	7,926
James Alpha Relative Value	79,747	5,024	84,771	—
James Alpha Total Hedge	—	—	—	134,539
James Alpha Structured Credit Value	—	—	—	—

Permanent book and tax differences, primarily attributable to the reclassification of Fund distributions, resulted in reclassifications for the Funds for the fiscal year ended November 30, 2020 as follows:

	Paid
	In	Accumulated
Portfolio	Capital	Earnings (Losses)
James Alpha EHS	$(10,805)	$10,805
James Alpha Event Driven	(18,547)	18,547
James Alpha Family Office	782	(782)
James Alpha Relative Value	—	—
James Alpha Total Hedge	—	—
James Alpha Structured Credit Value	—	—

(d) BENEFICIAL OWNERSHIP (Unaudited)

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates a presumption of control of the Fund under Section 2(a)(9) of the 1940 Act. As of May 31, 2021, the shareholders that own 25% or more of the voting securities are as follows:

Fund	Shareholder	Ownership %
James Alpha EHS Cl I	Denis Nayden	99.19%
James Alpha EHS Cl R6	National Financial Services LLC	100.00%
James Alpha Event Driven Cl I	Wells Fargo Clearing Services	91.47%
James Alpha Event Driven Cl R6	National Financial Services LLC	100.00%
James Alpha Family Office Cl I	Pershing LLC	47.50%
James Alpha Family Office Cl R6	National Financial Services LLC	100.00%
James Alpha Relative Value Cl I	Wells Fargo Clearing Services	94.76%
James Alpha Relative Value Cl R6	National Financial Services LLC	100.00%
James Alpha Total Hedge Cl I	Denis Nayden	96.52%
James Alpha Total Hedge Cl R6	National Financial Services LLC	98.73%
James Alpha Structured Credit Value Cl A	LPL Financial	55.89%
James Alpha Structured Credit Value Cl A	Charles Schwab & Co.,Inc.	28.42%
James Alpha Structured Credit Value Cl C	Pershing LLC	43.31%
James Alpha Structured Credit Value Cl I	Pershing LLC	52.49%
James Alpha Structured Credit Value Cl R6	Charles Schwab & Co.,Inc.	27.04%
James Alpha Structured Credit Value Cl R6	National Financial Services LLC	47.78%

(e) UNDERLYING INVESTMENTS IN OTHER INVESTMENT COMPANIES

The Funds invest in other investment companies. Each underlying fund, including each ETF, is subject to specific risks, depending on the nature of the underlying fund. These risks could include liquidity risk, sector risk, foreign and related currency risk and high yield risk. Investors in the Funds will indirectly bear fees and expenses charged by the underlying investment companies in which the Funds invest in addition to the Funds’ direct fees and expenses. All the Funds may invest in investment companies. Such investments would subject the Funds to similar risks.

The performance of the Relative Value Fund will be directly affected by the performance of the James Alpha Structured Credit Value Fund. The financial statements of these Funds, including the Fund of investments, can be found at the Securities and Exchange Commission’s (“SEC”) website www.sec.gov or within these financials and should be read in conjunction with the James Alpha Relative Value Fund’s financial statements. As of May 31, 2021, the percentage of the James Alpha Relative Value Fund invested in the James Alpha Structured Credit Value Fund was 27.7%.

(f) LINE OF CREDIT

Currently, the James Alpha Structured Credit Value Fund has a $4,000,000 line of credit provided by Cogent Bank (the “Bank”) under an agreement (the “Line of Credit”). Any advance under the Line of Credit is contemplated primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest on borrowings is payable Monthly. During the period ended May 31, 2021, James Alpha Structured Credit Value Fund did not access the line of credit.

NOTES TO FINANCIAL STATEMENTS
Six Months Ended May 31, 2021 (Unaudited) (Continued)

(g) SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Effective on July 23, 2021, the James Alpha Event Driven Fund, James Alpha Family Office Fund and James Alpha Relative Value Fund will liquidate its investments and thereafter redeem all its outstanding shares by distribution of its assets to shareholders in amounts equal to the net asset value of each shareholder’s Fund investment after the Fund has paid or provided for all of its charges, taxes, expenses and liabilities.

Effective on or about August 23, 2021, the James Alpha EHS Fund, James Alpha Total Hedge Portfolio and James Alpha Structured Credit Value Fund will be changing their names to Easterly EHS Fund, Easterly Total Hedge Portfolio and Easterly Structured Credit Value Fund, respectively.

SUPPLEMENTAL INFORMATION (Unaudited)

Shareholders of funds will pay ongoing expenses, such as advisory fees, distribution and services fees (12b-1 fees), and other fund expenses. The following examples are intended to help the shareholder understand the ongoing cost (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges (CDSCs) on redemptions.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2020 through May 31, 2021.

Actual Expenses: The first table provides information about actual account values and actual expenses. The shareholder may use the information in this line, together with the amount invested, to estimate the expenses that would be paid over the period. Simply divide account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid” to estimate the expenses paid on the account during the period.

	Beginning Account	Ending Account	Expense Paid	Expense Ratio
	Value - 12/01/2020	Value - 5/31/2021	12/01/2020-5/31/2021*	[Annualized]
Actual Expenses
James Alpha EHS - Class I	1,000.00	1,126.80	7.90	1.49%
James Alpha EHS - Class R6	1,000.00	1,129.40	5.95	1.12%
James Alpha Event Driven – Class I	1,000.00	1,100.80	7.80	1.49%
James Alpha Event Driven – Class R6	1,000.00	1,105.10	5.88	1.12%
James Alpha Family Office - Class I	1,000.00	1,000.00	7.43	1.49%
James Alpha Family Office - Class R6	1,000.00	1,163.40	6.04	1.12%
James Alpha Relative Value - Class I	1,000.00	1,044.20	7.59	1.49%
James Alpha Relative Value - Class R6	1,000.00	1,046.80	5.72	1.12%
James Alpha Total Hedge - Class I	1,000.00	1,097.10	7.79	1.49%
James Alpha Total Hedge - Class R6	1,000.00	1,099.20	5.86	1.12%
James Alpha Structured Credit Value - Class A	1,000.00	1,042.50	8.86	1.74%
James Alpha Structured Credit Value - Class C	1,000.00	1,038.80	12.66	2.49%
James Alpha Structured Credit Value - Class I	1,000.00	1,043.90	7.59	1.49%
James Alpha Structured Credit Value - Class R6	1,000.00	1,046.30	5.71	1.12%

Hypothetical Examples for Comparison Purposes: The second table below provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid for the period. This information may be used to compare the ongoing costs of investing in the fund and other mutual funds. To do so, a shareholder would compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

	Beginning Account	Ending Account	Expense Paid	Expense Ratio
Hypothetical	Value - 12/01/2020	Value - 5/31/2021	12/01/2020-5/31/2021*	[Annualized]
[5% Return Before Expenses]
James Alpha EHS - Class I	1,000.00	1,017.50	7.49	1.49%
James Alpha EHS - Class R6	1,000.00	1,019.35	5.64	1.12%
James Alpha Event Driven – Class I	1,000.00	1,017.50	7.49	1.49%
James Alpha Event Driven – Class R6	1,000.00	1,019.35	5.64	1.12%
James Alpha Family Office - Class I	1,000.00	1,017.50	7.49	1.49%
James Alpha Family Office - Class R6	1,000.00	1,019.35	5.64	1.12%
James Alpha Relative Value - Class I	1,000.00	1,017.50	7.49	1.49%
James Alpha Relative Value - Class R6	1,000.00	1,019.35	5.64	1.12%
James Alpha Total Hedge - Class I	1,000.00	1,017.50	7.49	1.49%
James Alpha Total Hedge - Class R6	1,000.00	1,019.35	5.64	1.12%
James Alpha Structured Credit - Class I	1,000.00	1,017.50	7.49	1.49%
James Alpha Structured Credit - Class A	1,000.00	1,016.26	8.75	1.74%
James Alpha Structured Credit - Class C	1,000.00	1,012.52	12.49	2.49%
James Alpha Structured Credit - Class R6	1,000.00	1,019.35	5.64	1.12%

*	Expenses are equal to the Funds annualized expense ratio multiplies by the number of days in the period (182) divided by the number of days in the fiscal year (365).

SUPPLEMENTAL INFORMATION (Unaudited) (Continued)

Board of Trustees (the “Board”) Meeting of January 8, 2021

On January 8, 2021, the Board of Trustees (the “Board”) of James Alpha Funds Trust (the “Trust”), a Delaware business trust, met to consider, among other things, (i) the approval of the investment advisory agreements between the Trust and James Alpha Advisors, LLC (the “Adviser”) on behalf of each Fund, and (ii) the approval of the sub-advisory agreement with Orange Investment Advisors, LLC (“Orange”) on behalf of the James Alpha Structured Credit Value Fund. The investment advisory agreements and the sub-advisory agreement collectively are referred to as the “Advisory Agreements.” The Funds and the relevant sub-adviser with sub-advisory agreements up for approval include:

The Independent Trustees discussed the information received respecting (i) the nature, quality and scope of services provided by James Alpha and Orange; (ii) the investment performance of the James Alpha Family Office Fund, James Alpha EHS Fund, James Alpha Total Hedge Portfolio, James Alpha Event Driven Fund, James Alpha Relative Value Fund, and James Alpha Structured Credit Value Fund (the “Funds”) relative to comparable funds; (iii) the costs of services provided and profits realized by James Alpha; (iv) fees and expenses relative to other comparable funds; (v) the extent to which economies of scale are realized as the Funds grow and whether fee levels appropriately reflect economies of scale; and (vi) benefits realized by James Alpha from its relationship with the Funds.

The Independent Trustees received a memorandum from their independent legal counsel describing their duties in connection with advisory contract approvals and discussing the factors to be considered by the Board.

Nature, Extent and Quality of Services. In considering the approval of the Investment Management Agreements with the Adviser, the Board considered the nature, extent and quality of services that the Adviser will provide to the Funds, including the Adviser’s personnel and resources and the Adviser’s criteria for reviewing a Sub-Adviser’s performance. The Board reviewed the services the Adviser will provide in serving as investment adviser, including the backgrounds of the personnel providing the investment management services and compliance staff. The Board also reviewed information provided regarding the structure of portfolio manager compensation, trading and brokerage practices, soft dollar usage, risk management and compliance matters.

The Board noted that certain Funds employ a “manager of managers” structure, whereby James Alpha is responsible for selecting sub-advisers (subject to Board approval), allocating the Fund’s assets among them, and overseeing the sub-advisers’ day-to-day management of the Fund’s assets. The Board noted the responsibilities that James Alpha has as the Fund’s investment manager, including (1) overseeing the investment decisions of each of the Sub-Advisers and conduct ongoing performance reviews; (2) reviewing and monitoring the portfolio trading by the Sub- Advisers, including without limitation, trade allocation policies and procedures, best execution and the use of soft-dollars; (3) overseeing the Sub-Advisers’ compliance with prospectus limitations and other relevant investment restrictions; (4) coordinating communications with any Sub-Advisers; and (5) if deemed necessary, recommending to the Board changing one or more Sub-Advisers. The Board considered the investment management services that James Alpha will provide to the Cayman Islands based companies that are wholly owned by certain Funds (Cayman Subsidiaries). The Board concluded that the services the Adviser will provide are satisfactory.

In considering the approval of the Sub-Advisory Agreements, as applicable, between the Fund and the Fund’s respective Sub -Adviser(s), the Board considered the nature, extent and quality of services the Sub-Adviser will provide under the Sub-Advisory Agreement. The Board reviewed the services the Sub-Adviser will provide, the background of the investment professionals servicing the Fund, and the Sub-Adviser’s reputation, resources and investment approach. The Board also reviewed information provided regarding the structure of portfolio manager compensation, trading and brokerage practices, soft dollar

SUPPLEMENTAL INFORMATION (Unaudited) (Continued)

usage, risk management and compliance matters. The Board concluded that the services each Sub-Adviser will provide are satisfactory.

Performance. The Board reviewed performance information that James Alpha provided for each corresponding Predecessor Fund compared to the performance of a Morningstar category average, for the year-to-date, one-, three-, and five-year periods, as applicable.

James Alpha Family Office Fund: The Board noted that James Alpha has been the Adviser to the Predecessor Fund since its inception in June 2017. The Board noted that the Class I shares of the Predecessor Fund had outperformed its Morningstar category average for the year-to-date, one-, and three-year periods.

James Alpha EHS Fund: The Board noted that James Alpha has been the Adviser to the Predecessor Fund since its inception in August 2017. The Board noted that the Class I shares of the Predecessor Fund had outperformed its Morningstar category average for the year-to-date, one-, and three-year periods.

James Alpha Total Hedge Portfolio: The Board noted that James Alpha has been the Adviser to the Predecessor Fund since its inception in June 2017. The Board noted that the Class I shares of the Predecessor Fund had outperformed its Morningstar category average for the year-to-date, one-, and three-year periods.

James Alpha Event Driven Fund: The Board noted that James Alpha has been the Adviser to the Predecessor Fund since its inception in August 2017. The Board noted that the Class I shares of the Predecessor Fund had outperformed its Morningstar category average for the three-year period, and underperformed its Morningstar category average for the year-to-date and one-year periods.

James Alpha Relative Value Fund: The Board noted that James Alpha has been the Adviser to the Predecessor Fund since its inception in August 2017. The Board noted that the Class I shares of the Predecessor Fund had outperformed its Morningstar category average for the year-to-date, one-, and three-year periods.

James Alpha Structured Credit Value Fund: The Board noted that James Alpha has been the Adviser, and Orange has been the sub-adviser, to the Predecessor Fund since its inception in August 2018. The Board noted that the Class I shares of the Predecessor Fund had outperformed its Morningstar category average for the year-to-date and one-year periods.

Advisory and Sub-Advisory Fees and Fund Expenses. The Board reviewed each Fund’s proposed contractual advisory fee and estimated expense ratio and reviewed information comparing the contractual advisory fee and expense ratio to those of funds in a peer group (the “Peer Group”) and a Morningstar category. The Board noted that James Alpha has contractually agreed to waive fees and/or limit expenses of the Fund for two years from the closing of the Reorganization in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board discussed the level of work involved in the Adviser’s oversight of the Funds, the Adviser’s ongoing quantitative and qualitative analysis of each Sub-Adviser (as applicable), and the other services that the Adviser would provide to the Funds. The Board also considered the investment management services that James Alpha will provide to the Cayman Subsidiaries for applicable Funds and the related fee waivers that were in place.

The Board considered each sub-advised Fund’s sub-advisory fee schedule. The Board noted that the fee schedule was negotiated at arm’s length between the Adviser and each Sub- Adviser, an unaffiliated third party. The Board also evaluated the reasonableness of the fee split between James Alpha and each

SUPPLEMENTAL INFORMATION (Unaudited) (Continued)

Sub- Adviser. He further noted that certain Sub-Advisers had agreed to enter into an agreement to share with the Adviser the responsibility of limiting certain Fund’s operating expenses. Mr. Colandrea also reported that certain Sub-Advisers had entered into marketing and distribution support agreements whereby the Sub-Adviser had agreed to support the Adviser’s efforts to support marketing and distribution activities for certain Funds. The Board noted that, if not paid separately by the Sub-Adviser, fees paid under such agreements will reduce the amount of the fee payable by the Adviser to the Sub-Adviser. In this regard, they considered the nature and scope of the services provided by James Alpha, including (i) ongoing monitoring of performance, (ii) supervision of outside service providers, (iii) responding to questions from brokers and sub-advisers, and (iv) research of Sub-Advisers and potential replacement Sub-Advisers to present to the Board for their consideration. The Board also took note of James Alpha’s representation that with respect to the more complex Funds, these services are expected to be more resource intensive for James Alpha. The Board noted that the sub-advisory fees are paid by James Alpha to each Sub-Adviser and are not additional fees borne by the Funds. In light of the nature, quality and extent of services the Adviser and Sub-Advisers (as applicable) would provide, the Board concluded that each Fund’s proposed advisory fee and sub-advisory fee was reasonable.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as each Fund grows and whether fee levels reflect a reasonable sharing of economies of scale for the benefit of Fund investors. The Board also considered that a Fund may benefit from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Funds may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements.

Profitability. The Board reviewed the profitability of the Adviser with respect to each Predecessor Fund on an individual fund-by-fund basis and in the aggregate. The Board considered the methodology for calculating profitability. Using such methodology, the Board considered the Funds expected to be profitable to the Adviser and the Funds that are not expected to be profitable to the Adviser at current levels of Predecessor Fund assets under management. The Board concluded that the estimated profitability of the Adviser in connection with the management of each Fund was not excessive given the nature, extent and quality of the services provided. The Board noted that the sub-advisory fee schedule was negotiated at arm’s length between the Adviser and each Sub-Adviser (as applicable), an unaffiliated third party.

Fallout Benefits. Because of its relationship with the Funds, the Adviser, Sub -Advisers, and their affiliates may derive ancillary benefits from Fund operations, including those derived from the allocation of Fund brokerage and the use of commission dollars to pay for research and other similar services (as applicable). The Board reviewed information provided by the Adviser and the Sub-Advisers as to any such benefits.

Conclusion. Based on all of the information considered and the conclusions reached, the Board determined that the compensation to be paid under the Advisory Agreement(s) for each Fund are fair and reasonable, and that the Advisory Agreements be approved for an initial two-year term.

SUPPLEMENTAL INFORMATION (Unaudited)

SHAREHOLDER MEETING

The Board of Trustees of The Saratoga Advantage Trust (the “Trust”) held a Special Meeting of the Shareholders of the James Alpha Structured Credit Value Portfolio, and James Alpha Total Hedge Portfolio (the “James Alpha Target Portfolios”), each a series of the Trust, on February 26, 2021, for the purpose of approving an Agreement and Plan of Reorganization, providing for (a) the transfer of the assets and liabilities of each of the James Alpha Target Portfolio to their corresponding James Alpha acquiring fund described in the Joint Proxy Statement/Prospectus (the “Acquiring Funds”), each a newly formed series portfolio of the James Alpha Funds Trust, in exchange for shares of the respective Acquiring Fund; and (b) the distribution of such shares to shareholders of the James Alpha Target Portfolios and complete liquidation and termination of the James Alpha Target Portfolios.

At the close of business February 26, 2021, the record date for the Special Meeting of Shareholders, there were the following outstanding shares of beneficial interest of each portfolio.

Target Portfolio	Outstanding Shares
James Alpha Structured Credit Value Portfolio	18,501,476.819
James Alpha Total Hedge Portfolio	982,981.150

Accordingly, shares represented in person and by proxy at the Special Meeting equaled the following percentage of the outstanding shares of each portfolio. Therefore, a quorum was present for the portfolios.

Target Portfolio	% of Outstanding Shares Voted
James Alpha Structured Credit Value Portfolio	50.43%
James Alpha Total Hedge Portfolio	55.04%

With respect to approval of the proposed Agreement and Plan of Reorganization the following votes were cast:

Target Portfolio	For Approval	Against Approval	Abstained
James Alpha Structured Credit Value Portfolio	9,163,425.002	48,865.000	117,312.000
James Alpha Total Hedge Portfolio	536,177.492	1,425.000	3,441.000

SHAREHOLDER MEETING

The Board of Trustees of The Saratoga Advantage Trust (the “Trust”) held a Special Meeting of the Shareholders of the James Alpha EHS Portfolio, James Alpha Event Driven Portfolio, James Alpha Family Office Portfolio and James Alpha Relative Value Portfolio (the “James Alpha Target Portfolios”), each a series of the Trust, on March 17, 2021, for the purpose of approving an Agreement and Plan of Reorganization, providing for (a) the transfer of the assets and liabilities of each of the James Alpha Target Portfolio to their corresponding James Alpha acquiring fund described in the Joint Proxy Statement/Prospectus (the “Acquiring Funds”), each a newly formed series portfolio of the James Alpha Funds Trust, in exchange for shares of the respective Acquiring Fund; and (b) the distribution of such shares to shareholders of the James Alpha Target Portfolios and complete liquidation and termination of the James Alpha Target Portfolios.

At the close of business March 17, 2021, the record date for the Special Meeting of Shareholders, there were the following outstanding shares of beneficial interest of each portfolio.

Target Portfolio	Outstanding Shares
James Alpha EHS Portfolio	347,942.023
James Alpha Event Driven Portfolio	454,252.802
James Alpha Family Office Portfolio	499,413.520
James Alpha Relative Value Portfolio	682,067.235

Accordingly, shares represented in person and by proxy at the Special Meeting equaled the following percentage of the outstanding shares of each portfolio. Therefore, a quorum was present for the portfolios.

Target Portfolio	% of Outstanding Shares Voted
James Alpha EHS Portfolio	55.05%
James Alpha Event Driven Portfolio	60.34%
James Alpha Family Office Portfolio	51.79%
James Alpha Relative Value Portfolio	60.92%

With respect to approval of the proposed Agreement and Plan of Reorganization the following votes were cast:

Target Portfolio	For Approval	Against Approval	Abstained
James Alpha EHS Portfolio	184,305.940	6,488.064	749.000
James Alpha Event Driven Portfolio	257,223.830	5,663.000	11,199.000
James Alpha Family Office Portfolio	232,364.018	3,424.110	22,862.467
James Alpha Relative Value Portfolio	393,676.396	10,136.189	11,676.000

PRIVACY NOTICE

JAMES ALPHA FUNDS TRUST

March 2021

FACTS	WHAT DOES JAMES ALPHA FUNDS TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●    Social Security number and wire transfer instructions

●    account transactions and transaction history

●    investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons James Alpha Funds Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:		Does James Alpha Funds Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.		YES	NO
For our marketing purposes - to offer our products and services to you.		YES	YES
For joint marketing with other financial companies.		NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.		NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.		NO	We don’t share
For nonaffiliates to market to you		NO	We don’t share

QUESTIONS?	Call (888) 814-8180

What we do:
How does James Alpha Funds Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does James Alpha Funds Trust collect my personal information?

We collect your personal information, for example, when you

●    open an account or deposit money

●    direct us to buy securities or direct us to sell your securities

●    seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●    sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●    affiliates from using your information to market to you.

●    sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● James Alpha Funds Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● James Alpha Funds Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● James Alpha Funds Trust doesn’t jointly market.

How to Obtain Proxy Voting Information

Information regarding how the Portfolios voted proxies relating to portfolio securities during the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Portfolios use to determine how to vote proxies is available without charge, upon request, by calling 1-888-672-4839 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

Funds file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC’s website at www.sec.gov.

JAMES ALPHA531-SA21

Item 2. Code of Ethics. Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert. Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services. Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None.

Item 11. Controls and Procedures.

(a)       Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)       Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-Ended Management Investment Companies.

Not applicable

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certification(s) required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable.

(b) Certification(s) required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) James Alpha Funds Trust

By (Signature and Title)

* /s/ Darrell Crate

Darrell Crate, President and Chief Executive Officer

Date 8/6/21

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

* /s/ Michael Montague

Michael, Treasurer and Principal Financial Officer

Date 8/6/21

By (Signature and Title)

* /s/ Darrell Crate

Darrell Crate, President and Chief Executive Officer

Date 8/6/21

* Print the name and title of each signing officer under his or her signature.